UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number                     811-22487

DBX ETF Trust

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, New York 10154

(Address of principal executive offices) (Zip code)

Freddi Klassen

DBX ETF Trust

345 Park Avenue

New York, New York 10154

(Name and address of agent for service)

Registrant’s telephone number, including area code:             (212) 250-4352

Date of fiscal year end:             August 31

Date of reporting period:             November 30, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

DBX ETF Trust

Schedule of Investments

Xtrackers FTSE Developed ex US Comprehensive Factor ETF

November 30, 2017 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 99.6%
Australia - 8.4%
Adelaide Brighton Ltd.	8,222	$40,009
AGL Energy Ltd.	9,902	187,852
Alumina Ltd.	4,134	6,967
Amcor Ltd.	3,383	39,602
Ansell Ltd.	752	14,004
APA Group (a)	5,649	40,054
Aristocrat Leisure Ltd.	4,840	80,798
ASX Ltd.	835	36,220
Aurizon Holdings Ltd.	9,063	36,258
AusNet Services	14,008	19,939
Australia & New Zealand Banking Group Ltd.	276	5,963
Bendigo & Adelaide Bank Ltd.	2,597	22,948
BlueScope Steel Ltd.	7,046	72,799
Boral Ltd.	499	2,849
Brambles Ltd.	1,314	10,195
Caltex Australia Ltd.	3,602	93,136
Challenger Ltd.	3,972	42,185
CIMIC Group Ltd.	421	16,309
Coca-Cola Amatil Ltd.	1,597	9,626
Cochlear Ltd.	361	49,527
Computershare Ltd.	8,083	101,063
Crown Resorts Ltd.	2,539	23,804
CSL Ltd.	388	42,221
CSR Ltd.	22,816	79,502
Dexus REIT	30,229	237,745
Downer EDI Ltd.	812	4,321
DuluxGroup Ltd.	4,980	29,980
Flight Centre Travel Group Ltd. (b)	782	26,572
Goodman Group REIT	16,355	107,894
GPT Group REIT	42,482	174,474
Harvey Norman Holdings Ltd. (b)	2,734	8,323
Incitec Pivot Ltd.	12,692	38,444
Insurance Australia Group Ltd.	24,612	133,966
IOOF Holdings Ltd.	3,801	32,174
LendLease Group (a)	10,458	126,233
Macquarie Atlas Roads Group (a)	8,727	40,479
Macquarie Group Ltd.	50	3,729
Magellan Financial Group Ltd.	584	11,217
Medibank Pvt Ltd.	37,791	93,813
Metcash Ltd.	15,238	31,812
Mirvac Group REIT	100,800	186,714
National Australia Bank Ltd.	133	2,988
Newcrest Mining Ltd.	362	6,406
Nufarm Ltd.	922	6,201
Oil Search Ltd.	1,092	5,819
Orica Ltd.	5,897	76,104
Origin Energy Ltd.*	1,563	10,596
Orora Ltd.	14,513	36,248
OZ Minerals Ltd.	862	5,464
Perpetual Ltd.	697	25,663
Platinum Asset Management Ltd.	641	3,635
Qantas Airways Ltd.	14,933	64,277
QBE Insurance Group Ltd.	2,876	23,187
Ramsay Health Care Ltd.	276	14,621
REA Group Ltd.	305	18,243
Scentre Group REIT	22,570	72,477
SEEK Ltd.	1,686	23,653
Shopping Centres Australasia Property Group REIT	35,526	64,997
Sonic Healthcare Ltd.	2,826	47,799
South32 Ltd.	4,108	10,167
Star Entertainment Group Ltd.	2,905	13,056
Stockland REIT	33,317	118,875
Suncorp Group Ltd.	1,726	18,776
Sydney Airport (a)	1,313	7,386
Tabcorp Holdings Ltd.	729	2,684
Tatts Group Ltd.	10,021	32,788
Telstra Corp. Ltd.	3,769	9,814
Transurban Group (a)	2,318	22,084
Treasury Wine Estates Ltd.	1,812	21,638
Vicinity Centres REIT	15,912	33,823
Wesfarmers Ltd.	1,819	60,649
Westfield Corp. REIT	4,198	26,706
Westpac Banking Corp.	171	4,085
Woodside Petroleum Ltd.	2,744	64,576
Woolworths Ltd.	7,018	143,369

		3,460,574

Austria - 0.4%
ANDRITZ AG	479	26,875
Erste Group Bank AG*	85	3,715
OMV AG	499	31,094
Telekom Austria AG*	2,101	20,294
Vienna Insurance Group AG Wiener Versicherung Gruppe	171	5,046
voestalpine AG	1,008	58,664

		145,688

Belgium - 0.9%
Ackermans & van Haaren NV	142	24,847
Ageas	275	13,537
bpost SA	1,034	31,963
Colruyt SA	555	29,441
KBC Group NV	84	6,884
Proximus SADP	2,016	69,217
Sofina SA	81	12,483
Solvay SA	420	59,193

Telenet Group Holding NV*	190	13,296
UCB SA	30	2,244
Umicore SA	2,611	122,070

		385,175

Canada - 5.0%
Agrium, Inc.	722	79,446
Alimentation Couche-Tard, Inc., Class B	307	15,678
ARC Resources Ltd.	221	2,712
Bank of Montreal	137	10,557
Bank of Nova Scotia	191	12,084
BCE, Inc.	283	13,562
Brookfield Asset Management, Inc., Class A	557	23,183
Canadian Imperial Bank of Commerce	618	56,672
Canadian National Railway Co.	583	45,575
Canadian Natural Resources Ltd.	94	3,193
Canadian Pacific Railway Ltd.	163	28,569
Canadian Tire Corp. Ltd., Class A	916	115,917
Canadian Utilities Ltd., Class A	1,122	34,000
CGI Group, Inc., Class A*	1,001	52,905
CI Financial Corp.	6,937	156,962
Constellation Software, Inc.	109	63,936
Dollarama, Inc.	751	91,935
Enbridge, Inc.	85	3,210
Fortis, Inc.	441	16,260
George Weston Ltd.	331	28,239
Great-West Lifeco, Inc.	555	15,125
Husky Energy, Inc.*	534	6,479
Hydro One Ltd., 144A	646	11,403
IGM Financial, Inc.	1,843	63,775
Imperial Oil Ltd.	334	10,318
Intact Financial Corp.	639	53,687
Inter Pipeline Ltd.	554	11,654
Loblaw Cos. Ltd.	427	22,515
Magna International, Inc.	4,223	237,226
Manulife Financial Corp.	3,746	78,828
Metro, Inc.	2,071	64,961
National Bank of Canada	136	6,711
Pembina Pipeline Corp.	749	26,122
Potash Corp. of Saskatchewan, Inc.	1,093	21,482
Power Corp. of Canada	2,459	62,396
Power Financial Corp.	1,007	27,631
Restaurant Brands International, Inc.	945	58,777
RioCan Real Estate Investment Trust REIT	2,772	53,577
Rogers Communications, Inc., Class B	1,588	82,537
Royal Bank of Canada	248	19,414
Saputo, Inc.	894	30,381
Shaw Communications, Inc., Class B	3,700	82,570
SNC-Lavalin Group, Inc.	304	13,278
Sun Life Financial, Inc.	1,791	70,873
Suncor Energy, Inc.	335	11,636
TELUS Corp.	692	25,611
Thomson Reuters Corp.	363	16,010
Toronto-Dominion Bank	364	20,693
TransCanada Corp.	134	6,436
Waste Connections, Inc.	85	5,860

		2,072,561

China - 0.3%
AAC Technologies Holdings, Inc.	22	440
China Mengniu Dairy Co. Ltd.*	6,346	16,121
Minth Group Ltd.	3,770	21,046
Tingyi Cayman Islands Holding Corp.	12,529	19,700
Uni-President China Holdings Ltd.	13,901	10,750
Want Want China Holdings Ltd.	48,629	38,105

		106,162

Denmark - 0.9%
A.P. Moller - Maersk A/S, Class B	1	1,797
Carlsberg A/S, Class B	333	39,506
Chr Hansen Holding A/S	392	35,641
Coloplast A/S, Class B	278	21,829
Danske Bank A/S	554	20,734
DSV A/S	335	25,826
Genmab A/S*	29	5,715
H Lundbeck A/S	248	12,528
ISS A/S	1,145	43,366
Novozymes A/S, Class B	585	31,716
Orsted A/S, 144A	421	24,538
Pandora A/S	191	19,171
TDC A/S	7,041	42,934
Tryg A/S	1,257	30,611
Vestas Wind Systems A/S	57	3,655
William Demant Holding A/S*	671	18,480

		378,047

Finland - 1.9%
Elisa OYJ	1,759	71,687
Fortum OYJ	860	18,129
Huhtamaki OYJ	168	7,412
Kesko OYJ, Class B	1,591	80,737
Kone OYJ, Class B	776	40,008
Metso OYJ	444	15,697

Neste OYJ	702	43,693
Nokian Renkaat OYJ	1,169	51,113
Orion OYJ, Class B	1,204	44,546
Sampo OYJ, Class A	742	39,291
Stora Enso OYJ, Class R	7,022	107,673
UPM-Kymmene OYJ	6,553	197,603
Wartsila OYJ Abp	1,170	77,425

		795,014

France - 6.2%
Aeroports de Paris	86	16,432
Air Liquide SA	79	9,905
Airbus SE	191	19,879
Alstom SA	857	35,438
Amundi SA, 144A	142	12,695
Arkema SA	441	54,055
Atos SE	778	115,260
AXA SA	114	3,446
BioMerieux	385	32,175
BNP Paribas SA	29	2,198
Bollore SA	5,620	29,900
Bouygues SA	2,260	117,112
Bureau Veritas SA	882	23,426
Capgemini SE	498	57,526
Carrefour SA	639	13,452
Casino Guichard Perrachon SA	226	13,778
Christian Dior SE	28	10,032
Cie de Saint-Gobain	1,285	73,337
Cie Generale des Etablissements Michelin	1,506	218,803
Cie Plastic Omnium SA	277	12,016
CNP Assurances	350	7,892
Danone SA	23	1,945
Dassault Aviation SA	21	32,343
Dassault Systemes SE	217	23,367
Edenred	779	22,329
Eiffage SA	554	60,897
Electricite de France SA	307	4,030
Elior Group SA, 144A	664	14,611
Engie SA	2,934	51,443
Essilor International SA	87	11,208
Euler Hermes Group	419	60,851
Eurazeo SA	535	47,167
Eutelsat Communications SA	1,425	32,317
Faurecia	668	51,198
Fonciere Des Regions REIT	364	39,014
Gecina SA REIT	224	37,392
Groupe Eurotunnel SE	423	5,634
Hermes International	24	12,673
Iliad SA	55	12,890
Imerys SA	304	27,921
Ingenico Group SA	85	8,923
Ipsen SA	334	40,780
JCDecaux SA	114	4,759
Kering	52	23,111
Klepierre SA REIT	611	25,280
Lagardere SCA	3,610	118,521
Legrand SA	728	54,651
LVMH Moet Hennessy Louis Vuitton SE (b)	58	16,909
Orange SA (b)	2,291	39,555
Orpea	191	23,059
Pernod Ricard SA	86	13,438
Publicis Groupe SA	190	12,641
Remy Cointreau SA	133	17,730
Renault SA	29	2,952
Rexel SA	1,706	31,519
Rubis SCA	1,170	83,368
Safran SA	526	56,151
Sanofi	85	7,763
Sartorius Stedim Biotech	114	8,169
Schneider Electric SE*	456	39,261
SCOR SE	1,790	73,121
SEB SA	29	5,353
Societe BIC SA	43	5,001
Societe Generale SA	55	2,775
Sodexo SA	218	28,528
Suez	3,020	55,778
Teleperformance	114	16,903
Thales SA	417	42,223
TOTAL SA	87	4,918
Ubisoft Entertainment SA*	222	17,055
Unibail-Rodamco SE REIT	190	48,696
Valeo SA	888	64,577
Veolia Environnement SA	2,378	60,267
Vinci SA	474	48,514
Vivendi SA	1,007	26,854
Zodiac Aerospace	478	14,078

		2,571,168

Germany - 5.2%
adidas AG	162	33,842
Allianz SE	56	13,231
Axel Springer SE	449	35,500
BASF SE	190	21,295
Bayer AG	86	10,987
Bayerische Motoren Werke AG	57	5,755
Beiersdorf AG	190	22,652
Brenntag AG	558	34,797
CECONOMY AG	3,497	45,908
Continental AG	86	22,944
Covestro AG, 144A	945	98,592

Daimler AG	86	7,129
Deutsche Boerse AG	170	19,307
Deutsche Lufthansa AG	3,241	111,565
Deutsche Post AG	1,691	80,429
Deutsche Telekom AG	640	11,454
Deutsche Wohnen SE	2,539	112,437
E.ON SE	3,156	36,566
Evonik Industries AG	519	19,394
Fielmann AG	191	16,691
Fraport AG Frankfurt Airport Services Worldwide	365	36,418
Fresenius Medical Care AG & Co. KGaA	190	18,910
Fresenius SE & Co. KGaA	108	7,805
FUCHS PETROLUB SE	362	17,434
GEA Group AG	122	5,897
Hannover Rueck SE	219	28,828
HeidelbergCement AG	133	14,173
Hella GmbH & Co KGaA	335	20,603
Henkel AG & Co. KGaA	87	10,622
HOCHTIEF AG	218	38,379
HUGO BOSS AG	1,177	96,961
Infineon Technologies AG	1,701	47,054
Innogy SE, 144A	641	29,681
K+S AG (b)	135	3,167
KION Group AG	79	6,441
LANXESS AG	51	3,881
LEG Immobilien AG	561	59,740
Linde AG	224	49,251
Linde AG*	23	5,379
MAN SE	87	9,788
Merck KGaA	190	20,260
METRO AG*	2,350	45,953
MTU Aero Engines AG	624	112,385
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	86	19,170
OSRAM Licht AG	391	33,562
ProSiebenSat.1 Media SE	584	18,606
Rational AG	1	655
RWE AG*	1,309	30,045
SAP SE	58	6,546
Siemens AG	143	19,472
Symrise AG	134	11,410
Talanx AG	162	6,674
Telefonica Deutschland Holding AG	4,083	19,454
thyssenkrupp AG	1,094	29,989
TUI AG	6,882	127,068
Uniper SE (b)	6,315	188,205
United Internet AG	362	24,430
Vonovia SE	2,213	104,346
Wacker Chemie AG	113	18,445
Wirecard AG	526	56,170

		2,163,732

Hong Kong - 3.7%
AIA Group Ltd.	1,037	8,405
ASM Pacific Technology Ltd.	2,315	33,257
Bank of East Asia Ltd.	1,868	8,264
BOC Hong Kong Holdings Ltd.	1,841	9,311
Cafe de Coral Holdings Ltd.	1,260	3,565
Cathay Pacific Airways Ltd.*	2,261	3,474
Champion REIT	50,219	37,165
Chow Tai Fook Jewellery Group Ltd.	7,987	8,692
CK Asset Holdings Ltd.	4,335	36,494
CK Hutchison Holdings Ltd.	2,346	29,527
CK Infrastructure Holdings Ltd.	554	4,703
CLP Holdings Ltd.	4,416	45,035
Dah Sing Financial Holdings Ltd.	497	3,182
Dairy Farm International Holdings Ltd.	2,300	18,400
First Pacific Co. Ltd.	18,965	14,181
Galaxy Entertainment Group Ltd.	613	4,407
Great Eagle Holdings Ltd.	2,488	13,379
Hang Lung Group Ltd.	3,098	11,146
Hang Lung Properties Ltd.	9,034	21,260
Hang Seng Bank Ltd.	306	7,562
Henderson Land Development Co. Ltd.	5,373	35,085
Hong Kong & China Gas Co. Ltd.	9,834	19,189
Hong Kong Exchanges & Clearing Ltd.	306	9,215
Hongkong Land Holdings Ltd.	16,500	120,450
Hopewell Highway Infrastructure Ltd.	18,288	10,912
Hopewell Holdings Ltd.	11,576	42,612
Hysan Development Co. Ltd.	445	2,385
Jardine Strategic Holdings Ltd.	100	4,150
Johnson Electric Holdings Ltd.	11,245	44,417
Kerry Logistics Network Ltd.	5,620	7,512
Kerry Properties Ltd.	11,694	51,656
Lifestyle International Holdings Ltd.	9,079	12,438
Link REIT	26,602	237,232
Melco International Development Ltd.	2,547	7,321
MTR Corp. Ltd.	1,480	8,707
New World Development Co. Ltd.	8,696	12,604
NWS Holdings Ltd.	28,968	52,594
PCCW Ltd.	25,669	15,250

Power Assets Holdings Ltd.	1,959	16,730
Sa Sa International Holdings Ltd.	268	103
Shangri-La Asia Ltd.	6,819	15,366
Sino Land Co. Ltd.	13,646	24,705
SJM Holdings Ltd.	13,791	11,089
Sun Art Retail Group Ltd.	24,802	24,262
Sun Hung Kai Properties Ltd.	2,236	36,531
Swire Pacific Ltd., Class A	1,394	13,404
Swire Properties Ltd.	6,688	22,650
Techtronic Industries Co. Ltd.	14,071	81,343
Television Broadcasts Ltd.	926	3,231
Towngas China Co. Ltd.*	12,499	9,970
VTech Holdings Ltd.	5,009	71,958
WH Group Ltd., 144A	20,268	21,513
Wharf Holdings Ltd.	5,037	15,865
Wharf Real Estate Investment Co. Ltd.*	5,037	30,441
Wheelock & Co. Ltd.	6,520	44,746
Xinyi Glass Holdings Ltd.*	15,064	18,381
Yue Yuen Industrial Holdings Ltd.	9,190	32,829

		1,510,255

Ireland - 0.7%
CRH PLC	1,756	60,994
DCC PLC	450	43,584
Glanbia PLC	834	15,557
James Hardie Industries PLC CDI	1,000	16,322
Kerry Group PLC, Class A	248	26,022
Kingspan Group PLC	1,114	45,693
Ryanair Holdings PLC*	95	1,988
Smurfit Kappa Group PLC	2,681	85,430

		295,590

Israel - 1.2%
Airport City Ltd.*	881	10,790
Alony Hetz Properties & Investments Ltd.	2,407	25,711
Amot Investments Ltd.	4,105	24,309
Azrieli Group Ltd.	277	14,857
Bank Hapoalim BM	809	5,522
Bank Leumi Le-Israel BM	9,669	53,688
Bezeq The Israeli Telecommunication Corp. Ltd.	17,323	25,981
Delek Automotive Systems Ltd.	1,407	11,517
Elbit Systems Ltd.	477	66,106
First International Bank of Israel Ltd.	277	5,638
Frutarom Industries Ltd.	362	31,912
Gazit-Globe Ltd.	730	7,605
Harel Insurance Investments & Financial Services Ltd.	1,706	12,227
Israel Chemicals Ltd.	3,370	13,735
Israel Corp. Ltd.*	56	9,660
Israel Discount Bank Ltd., Class A*	7,914	22,470
Melisron Ltd.	394	18,528
Mizrahi Tefahot Bank Ltd.	2,375	43,322
Nice Ltd.	283	24,494
Oil Refineries Ltd.	6,849	3,485
Paz Oil Co. Ltd.	87	15,386
Shikun & Binui Ltd.	9,455	21,103
Shufersal Ltd.	3,271	22,235
Strauss Group Ltd.	701	14,651
Tower Semiconductor Ltd.*	219	7,961

		512,893

Italy - 1.3%
A2A SpA	16,706	31,473
Assicurazioni Generali SpA	1,227	22,501
Atlantia SpA	507	16,872
Buzzi Unicem SpA	248	6,609
Buzzi Unicem SpA-RSP	393	5,951
Davide Campari-Milano SpA	2,321	18,099
Enel SpA	7,768	50,525
Eni SpA	364	5,994
Ferrari NV	222	24,141
FinecoBank Banca Fineco SpA	503	5,080
Intesa Sanpaolo SpA	1,234	4,152
Leonardo SpA	1,730	20,710
Luxottica Group SpA	85	4,951
Mediobanca SpA	485	5,607
Moncler SpA	1,121	30,782
Parmalat SpA	1,113	4,260
Poste Italiane SpA, 144A	451	3,299
PRADA SpA	1,371	4,669
Prysmian SpA	2,795	93,247
Recordati SpA	751	33,848
Salvatore Ferragamo SpA	142	3,887
Snam SpA	8,191	41,371
Telecom Italia SpA*	22,959	19,245
Telecom Italia SpA-RSP	14,104	9,569
Terna Rete Elettrica Nazionale SpA	13,873	85,933

		552,775

Japan - 29.8%
Aeon Co. Ltd.	4,900	79,868
Aeon Mall Co. Ltd.	400	7,342
Aica Kogyo Co. Ltd.	2,300	80,877
Ain Holdings, Inc.	100	6,836
Air Water, Inc.	2,500	53,796
Aisin Seiki Co. Ltd.	1,300	69,818
Ajinomoto Co., Inc.	400	7,378
Alfresa Holdings Corp.	2,500	53,885

Amada Holdings Co. Ltd.	2,700	35,974
ANA Holdings, Inc.	2,400	96,081
Aoyama Trading Co. Ltd.	100	3,825
Aozora Bank Ltd.	400	15,567
Ariake Japan Co. Ltd.	100	9,097
Asahi Glass Co. Ltd.	2,600	108,735
Asahi Group Holdings Ltd.	600	30,599
Asahi Kasei Corp.	10,709	134,455
Astellas Pharma, Inc.	2,200	28,034
Autobacs Seven Co. Ltd.	2,700	51,923
Azbil Corp.	2,500	108,574
Bandai Namco Holdings, Inc.	2,500	81,542
Benesse Holdings, Inc.	300	10,616
Bic Camera, Inc.	2,800	35,830
Bridgestone Corp.	2,600	118,377
Brother Industries Ltd.	2,100	52,094
Canon Marketing Japan, Inc.	2,400	61,552
Canon, Inc.	800	30,726
Central Japan Railway Co.	100	18,565
Chubu Electric Power Co., Inc.	2,700	34,237
Chugai Pharmaceutical Co. Ltd.	100	5,192
Chugoku Bank Ltd.	100	1,307
Chugoku Electric Power Co., Inc.	2,300	25,486
Citizen Watch Co. Ltd.	2,700	19,664
Coca-Cola Bottlers Japan, Inc.	675	25,726
COMSYS Holdings Corp.	2,900	81,243
Concordia Financial Group Ltd.	2,300	12,640
Cosmo Energy Holdings Co. Ltd.	400	12,064
Dai Nippon Printing Co. Ltd.	4,900	107,497
Daicel Corp.	5,300	63,038
Daifuku Co. Ltd.	100	5,469
Dai-ichi Life Holdings, Inc.	100	2,052
Daiichi Sankyo Co. Ltd.	300	7,260
Daiichikosho Co. Ltd.	1,100	52,884
Daikin Industries Ltd.	100	11,545
Daikyo, Inc.	100	1,954
Daito Trust Construction Co. Ltd.	1,100	201,953
Daiwa House Industry Co. Ltd.	2,700	99,261
Denka Co. Ltd.	2,500	92,266
Denso Corp.	1,100	61,977
DIC Corp.	300	11,192
Disco Corp.	211	46,874
Don Quijote Holdings Co. Ltd.	100	4,799
East Japan Railway Co.	500	48,546
Ebara Corp.	400	15,674
Electric Power Development Co. Ltd.	2,500	69,702
Exedy Corp.	400	11,957
Ezaki Glico Co. Ltd.	100	4,960
FamilyMart UNY Holdings Co. Ltd.	69	4,668
FANUC Corp.	100	24,972
Fuji Electric Co. Ltd.	4,000	28,310
Fuji Oil Holdings, Inc.	200	5,835
FUJIFILM Holdings Corp.	1,600	65,513
Fujikura Ltd.	2,600	24,326
Fujitsu Ltd.	3,000	22,382
Fukuyama Transporting Co. Ltd.	200	7,220
Furukawa Electric Co. Ltd.	200	10,616
Glory Ltd.	200	7,131
GS Yuasa Corp.	1,000	5,183
Gunma Bank Ltd.	2,700	16,069
H2O Retailing Corp.	2,300	44,970
Hachijuni Bank Ltd.	2,700	15,442
Hakuhodo DY Holdings, Inc.	5,800	78,211
Hamamatsu Photonics KK	500	17,202
Hankyu Hanshin Holdings, Inc.	2,400	93,293
Haseko Corp.	100	1,558
Heiwa Corp.	400	6,927
Hino Motors Ltd.	300	3,683
Hirose Electric Co. Ltd.	200	29,918
Hitachi Chemical Co. Ltd.	2,400	63,332
Hitachi Construction Machinery Co. Ltd.	200	6,640
Hitachi High-Technologies Corp.	100	4,151
Hitachi Ltd.	24,000	178,909
Hitachi Metals Ltd.	2,200	29,194
Hitachi Transport System Ltd.	100	2,496
Honda Motor Co. Ltd.	100	3,346
Horiba Ltd.	100	6,255
Hoshizaki Corp.	100	9,553
House Foods Group, Inc.	2,700	88,307
Hoya Corp.	1,100	53,553
Idemitsu Kosan Co. Ltd.	1,600	53,903
Iida Group Holdings Co. Ltd.	100	1,850
Inpex Corp.	3,000	33,913
Isetan Mitsukoshi Holdings Ltd.	2,700	31,342
Isuzu Motors Ltd.	2,400	37,982
Ito En Ltd.	600	22,412
ITOCHU Corp.	5,300	92,166
Itochu Techno-Solutions Corp.	800	33,779
Itoham Yonekyu Holdings, Inc.	2,300	20,882
Iyo Bank Ltd.	100	784
Izumi Co. Ltd.	200	11,778
J. Front Retailing Co. Ltd.	2,200	37,255
Japan Airlines Co. Ltd.	2,700	99,309
JFE Holdings, Inc.	100	2,361
JSR Corp.	5,200	99,953
JTEKT Corp.	100	1,724

JXTG Holdings, Inc.	13,850	77,972
Kagome Co. Ltd.	2,300	85,604
Kajima Corp.	19,000	200,179
Kamigumi Co. Ltd.	4,900	108,329
Kaneka Corp.	2,000	17,729
Kansai Electric Power Co., Inc.	2,700	35,805
Kansai Paint Co. Ltd.	88	2,319
Kao Corp.	900	59,820
KDDI Corp.	500	14,365
Keihan Holdings Co. Ltd.	200	5,943
Keikyu Corp.	2,200	42,602
Keio Corp.	200	8,865
Keisei Electric Railway Co. Ltd.	400	12,868
Kewpie Corp.	200	5,156
Keyence Corp.	100	58,005
Kikkoman Corp.	200	7,864
Kinden Corp.	5,700	97,441
Kintetsu Group Holdings Co. Ltd.	300	11,782
Kirin Holdings Co. Ltd.	5,000	117,488
Kissei Pharmaceutical Co. Ltd.	100	2,864
Kobayashi Pharmaceutical Co. Ltd.	600	38,014
Koito Manufacturing Co. Ltd.	800	55,404
Komatsu Ltd.	1,800	55,976
Komeri Co. Ltd.	1,900	54,332
Konami Holdings Corp.	400	21,197
Konica Minolta, Inc.	100	979
Kose Corp.	100	15,388
K’s Holdings Corp. (b)	2,700	69,874
Kubota Corp.	400	7,578
Kuraray Co. Ltd.	11,500	222,077
Kurita Water Industries Ltd.	2,900	91,091
Kyocera Corp.	1,400	98,846
KYORIN Holdings, Inc.	100	1,915
Kyushu Electric Power Co., Inc.	2,900	33,249
Kyushu Railway Co.	2,226	69,025
Lawson, Inc.	100	6,917
Lintec Corp.	1,400	38,658
Lion Corp.	2,506	46,893
LIXIL Group Corp.	2,500	66,016
Mabuchi Motor Co. Ltd.	100	5,344
Maeda Corp.	2,700	39,835
Maeda Road Construction Co. Ltd.	2,000	45,271
Makita Corp.	1,500	62,196
Marubeni Corp.	16,700	111,298
Maruichi Steel Tube Ltd.	200	5,665
Matsumotokiyoshi Holdings Co. Ltd.	800	66,342
Mazda Motor Corp.	100	1,343
Mebuki Financial Group, Inc.	2,000	8,418
Medipal Holdings Corp.	2,600	50,627
MEIJI Holdings Co. Ltd.	100	8,740
MINEBEA MITSUMI, Inc.	100	1,979
MISUMI Group, Inc.	2,200	64,385
Mitsubishi Chemical Holdings Corp.	7,700	83,671
Mitsubishi Corp.	2,400	60,330
Mitsubishi Electric Corp.	2,900	48,007
Mitsubishi Gas Chemical Co., Inc.	4,000	112,238
Mitsubishi Materials Corp.	200	6,702
Mitsubishi Shokuhin Co. Ltd.	100	3,056
Mitsubishi Tanabe Pharma Corp.	800	17,350
Mitsui & Co. Ltd.	2,800	42,661
Mitsui Chemicals, Inc.	200	6,479
Mitsui Fudosan Co. Ltd.	500	11,331
Mitsui OSK Lines Ltd.	100	3,217
Miura Co. Ltd.	100	2,566
Mizuho Financial Group, Inc.	5,600	10,204
Morinaga & Co. Ltd.	300	15,093
MS&AD Insurance Group Holdings, Inc.	400	13,065
Nabtesco Corp.	1,100	43,104
Nagase & Co. Ltd.	2,900	53,203
Nagoya Railroad Co. Ltd.	200	4,899
Nankai Electric Railway Co. Ltd.	400	10,019
NGK Insulators Ltd.	100	1,917
NGK Spark Plug Co. Ltd.	200	4,622
NH Foods Ltd.	2,000	49,274
NHK Spring Co. Ltd.	5,100	56,968
Nichirei Corp.	2,300	67,003
Nifco, Inc.	200	13,458
Nihon Kohden Corp.	100	2,301
Nihon M&A Center, Inc.	103	5,164
Nikon Corp.	2,300	45,772
Nippo Corp.	1,000	23,743
Nippon Express Co. Ltd.	1,100	70,086
Nippon Kayaku Co. Ltd.	5,400	82,130
Nippon Paint Holdings Co. Ltd.	100	3,083
Nippon Paper Industries Co. Ltd.	400	7,699
Nippon Shokubai Co. Ltd.	200	13,994
Nippon Steel & Sumitomo Metal Corp.	2,200	53,494
Nippon Telegraph & Telephone Corp.	200	10,507
Nippon Television Holdings, Inc.	1,900	34,484
Nippon Yusen KK*	100	2,339
Nishi-Nippon Financial Holdings, Inc.	2,200	24,712
Nishi-Nippon Railroad Co. Ltd.	200	5,219

Nissan Chemical Industries Ltd.	1,100	44,234
Nissan Motor Co. Ltd.	2,200	21,390
Nissan Shatai Co. Ltd.	2,200	22,549
Nisshin Seifun Group, Inc.	4,900	96,157
Nisshinbo Holdings, Inc.	100	1,405
Nissin Foods Holdings Co. Ltd.	400	28,989
Nitori Holdings Co. Ltd.	100	16,384
Nitto Denko Corp.	500	49,283
NOF Corp.	2,700	74,554
NOK Corp.	200	4,883
Nomura Holdings, Inc.	2,100	12,583
Nomura Real Estate Holdings, Inc.	300	6,938
Nomura Research Institute Ltd.	1,410	64,008
NS Solutions Corp.	100	2,593
NSK Ltd.	200	3,022
NTT DOCOMO, Inc.	100	2,598
Obayashi Corp.	10,900	141,431
Obic Co. Ltd.	300	20,884
Oji Holdings Corp.	19,000	115,964
Omron Corp.	1,300	77,021
Oracle Corp.	100	8,918
Oriental Land Co. Ltd.	200	17,856
ORIX Corp.	2,300	39,750
Osaka Gas Co. Ltd.	2,900	55,898
OSG Corp.	300	6,155
Otsuka Corp.	400	30,025
Otsuka Holdings Co. Ltd.	100	4,445
PALTAC CORPORATION	2,000	89,004
Panasonic Corp.	400	5,962
Park24 Co. Ltd.	200	4,947
Persol Holdings Co. Ltd.	2,300	54,014
Pigeon Corp.	100	3,838
Pola Orbis Holdings, Inc.	135	4,946
Recruit Holdings Co. Ltd.	2,400	56,770
Relo Group, Inc.	800	21,361
Rengo Co. Ltd.	2,800	18,240
Resona Holdings, Inc.	200	1,065
Rinnai Corp.	100	8,999
Rohm Co. Ltd.	100	10,277
Rohto Pharmaceutical Co. Ltd.	800	20,582
Ryohin Keikaku Co. Ltd.	100	31,321
Sankyo Co. Ltd.	100	3,239
Sankyu, Inc.	2,100	89,701
Santen Pharmaceutical Co. Ltd.	200	3,060
Sanwa Holdings Corp.	2,900	38,380
Sapporo Holdings Ltd.	100	3,141
Secom Co. Ltd.	700	52,632
Sega Sammy Holdings, Inc.	2,300	27,911
Seibu Holdings, Inc.	2,200	39,889
Seiko Epson Corp.	100	2,431
Seino Holdings Co. Ltd.	2,800	44,363
Sekisui Chemical Co. Ltd.	8,100	157,143
Sekisui House Ltd.	2,800	52,407
Seven & i Holdings Co. Ltd.	500	20,575
Seven Bank Ltd.	2,300	7,728
Shimachu Co. Ltd.	2,200	63,500
Shimadzu Corp.	2,500	59,805
Shimamura Co. Ltd.	400	48,362
Shimano, Inc.	100	13,869
Shimizu Corp.	5,800	64,632
Shin-Etsu Chemical Co. Ltd.	800	84,107
Shionogi & Co. Ltd.	500	27,966
Shiseido Co. Ltd.	100	4,890
Showa Denko KK	1,100	40,941
Showa Shell Sekiyu KK	2,700	34,551
Skylark Co. Ltd.	2,300	33,769
SMC Corp.	100	40,633
Sojitz Corp.	8,400	24,321
Sompo Holdings, Inc.	700	28,349
Sony Corp.	100	4,648
Sony Financial Holdings, Inc.	100	1,696
Sotetsu Holdings, Inc.	200	5,224
Stanley Electric Co. Ltd.	2,000	80,157
Subaru Corp.	100	3,279
Sugi Holdings Co. Ltd.	400	21,518
Sumitomo Chemical Co. Ltd.	6,000	41,928
Sumitomo Corp.	7,800	121,525
Sumitomo Electric Industries Ltd.	3,000	52,504
Sumitomo Forestry Co. Ltd.	2,400	41,392
Sumitomo Heavy Industries Ltd.	400	16,317
Sumitomo Mitsui Financial Group, Inc.	100	4,063
Sumitomo Osaka Cement Co. Ltd.	1,000	4,700
Sumitomo Rubber Industries Ltd.	2,800	51,043
Sundrug Co. Ltd.	600	27,720
Suntory Beverage & Food Ltd.	700	30,401
Suzuken Co. Ltd.	2,400	95,224
Suzuki Motor Corp.	1,200	64,769
T&D Holdings, Inc.	600	9,895
Taiheiyo Cement Corp.	1,200	49,435
Taisei Corp.	3,500	184,531
Taiyo Nippon Sanso Corp.	300	4,131
Takashimaya Co. Ltd.	6,000	59,354
TDK Corp.	200	16,389
Teijin Ltd.	2,200	47,576
Terumo Corp.	58	2,788
THK Co. Ltd.	100	3,668
TIS, Inc.	100	3,414

Tobu Railway Co. Ltd.	2,500	79,867
Toda Corp.	1,000	8,007
Toho Co. Ltd.	300	10,174
Tohoku Electric Power Co., Inc.	2,700	35,757
Tokai Rika Co. Ltd.	100	2,085
Tokio Marine Holdings, Inc.	500	22,162
Tokyo Broadcasting System Holdings, Inc.	300	7,380
Tokyo Electron Ltd.	113	20,963
Tokyo Gas Co. Ltd.	5,200	122,443
Tokyu Corp.	2,600	41,612
Tokyu Fudosan Holdings Corp.	1,100	7,962
Toppan Printing Co. Ltd.	5,000	46,736
Toray Industries, Inc.	4,900	46,283
Tosoh Corp.	2,200	48,736
TOTO Ltd.	300	16,728
Toyo Seikan Group Holdings Ltd.	100	1,654
Toyo Suisan Kaisha Ltd.	200	8,543
Toyobo Co. Ltd.	100	1,829
Toyoda Gosei Co. Ltd.	200	5,017
Toyota Boshoku Corp.	100	2,079
Toyota Tsusho Corp.	100	3,771
Trend Micro, Inc.	500	28,372
TS Tech Co. Ltd.	100	4,106
Tsumura & Co.	700	24,271
Tsuruha Holdings, Inc.	200	27,738
TV Asahi Holdings Corp.	100	2,134
Ube Industries Ltd.	2,800	81,444
Unicharm Corp.	100	2,630
Ushio, Inc.	100	1,446
USS Co. Ltd.	2,700	57,062
Wacoal Holdings Corp.	2,700	83,964
Welcia Holdings Co. Ltd.	100	4,298
West Japan Railway Co.	1,600	118,057
Yahoo Japan Corp.	100	458
Yakult Honsha Co. Ltd.	100	7,828
Yamada Denki Co. Ltd.	5,400	29,436
Yamaguchi Financial Group, Inc.	2,000	23,967
Yamaha Corp.	300	11,072
Yamaha Motor Co. Ltd.	100	3,146
Yamato Holdings Co. Ltd.	100	2,033
Yamato Kogyo Co. Ltd.	100	2,717
Yamazaki Baking Co. Ltd.	200	3,871
Yaskawa Electric Corp.	300	13,270
Yokogawa Electric Corp.	2,300	42,545
Yokohama Rubber Co. Ltd.	100	2,248
Zensho Holdings Co. Ltd.	2,300	39,051
Zeon Corp.	2,700	37,470

		12,291,228

Jersey Island - 0.0%
Randgold Resources Ltd.	86	7,887

Luxembourg - 0.1%
Eurofins Scientific SE	28	16,983
L’Occitane International SA	5,199	9,532
RTL Group SA	275	21,969
SES SA	275	4,550
Tenaris SA	554	8,066

		61,100

Netherlands - 1.4%
Aegon NV	725	4,511
Akzo Nobel NV (b)	1,039	93,781
ASML Holding NV	87	15,311
ASR Nederland NV	1,435	58,603
EXOR NV	219	13,291
GrandVision NV, 144A	115	2,963
Heineken Holding NV	278	26,839
Heineken NV	58	5,919
ING Groep NV	449	8,113
Koninklijke DSM NV	587	55,139
Koninklijke KPN NV	8,420	30,942
Koninklijke Philips NV	1,680	65,353
Koninklijke Vopak NV	217	9,185
NN Group NV	293	12,893
Philips Lighting NV, 144A	2,372	90,009
QIAGEN NV*	444	14,048
Randstad Holding NV	672	41,457
Wolters Kluwer NV	581	30,152

		578,509

New Zealand - 0.9%
Air New Zealand Ltd.	24,245	53,242
Auckland International Airport Ltd.	1,549	6,782
Contact Energy Ltd.	12,328	45,684
Fisher & Paykel Healthcare Corp. Ltd.	5,953	53,517
Fletcher Building Ltd.	922	4,391
Kiwi Property Group Ltd.	15,212	14,354
Mercury NZ Ltd.	5,899	13,319
Meridian Energy Ltd.	5,927	11,795
Ryman Healthcare Ltd.	6,062	43,639
SKYCITY Entertainment Group Ltd.	2,683	7,273
Spark New Zealand Ltd.	41,251	102,477

		356,473

Norway - 1.2%
DNB ASA	921	16,854
Gjensidige Forsikring ASA	640	11,642
Marine Harvest ASA*	7,157	126,395
Norsk Hydro ASA	14,801	100,968
Orkla ASA	5,650	56,843

Statoil ASA	133	2,676
Telenor ASA	1,926	43,307
Yara International ASA	2,875	128,287

		486,972

Portugal - 0.3%
EDP - Energias de Portugal SA	21,600	75,848
Galp Energia SGPS SA	1,401	26,486
Jeronimo Martins SGPS SA	1,369	26,933

		129,267

Singapore - 2.5%
Ascendas Real Estate Investment Trust REIT	16,100	31,555
BOC Aviation Ltd., 144A	2,541	13,437
CapitaLand Commercial Trust REIT	20,795	29,178
CapitaLand Ltd.	17,100	44,813
CapitaLand Mall Trust REIT	16,100	24,503
City Developments Ltd.	5,800	52,144
ComfortDelGro Corp. Ltd.	10,400	15,442
DBS Group Holdings Ltd.	900	16,323
Frasers Centrepoint Ltd.	10,500	15,902
Genting Singapore PLC	19,000	18,760
Global Logistic Properties Ltd.	27,700	68,890
Golden Agri-Resources Ltd.	147,600	40,543
Hutchison Port Holdings Trust, Class U	18,900	8,032
Jardine Cycle & Carriage Ltd.	93	2,753
Keppel Corp. Ltd.	14,900	84,400
M1 Ltd.	5,500	7,350
Oversea-Chinese Banking Corp. Ltd.	2,863	26,462
SATS Ltd.	7,700	30,240
Sembcorp Industries Ltd.	8,600	19,473
Sembcorp Marine Ltd. (b)	2,900	3,983
SIA Engineering Co. Ltd.	2,900	6,846
Singapore Airlines Ltd.	5,700	45,448
Singapore Exchange Ltd.	8,500	47,327
Singapore Press Holdings Ltd. (b)	5,700	11,679
Singapore Technologies Engineering Ltd.	14,200	34,367
Singapore Telecommunications Ltd.	8,400	23,261
StarHub Ltd.	5,800	12,272
Suntec Real Estate Investment Trust REIT	13,300	20,142
United Overseas Bank Ltd.	1,000	19,451
UOL Group Ltd.	5,516	36,446
Venture Corp. Ltd.	12,000	187,082
Wilmar International Ltd.	7,900	18,298

		1,016,802

South Africa - 0.2%
Investec PLC	2,709	18,959
Mondi PLC	2,883	68,919

		87,878

South Korea - 4.0%
BNK Financial Group, Inc.	276	2,412
Cheil Worldwide, Inc.	1,190	21,979
CJ CheilJedang Corp.	55	20,266
Coway Co. Ltd.	142	12,513
Daelim Industrial Co. Ltd.	84	6,383
Daewoo Engineering & Construction Co. Ltd.*	976	5,031
DB Insurance Co. Ltd.	359	22,597
DGB Financial Group, Inc.	701	6,429
Doosan Corp.	152	17,599
E-MART, Inc.	335	84,192
GS Holdings Corp.	1,653	92,808
Hana Financial Group, Inc.	81	3,532
Hankook Tire Co. Ltd.	645	31,768
Hanon Systems	422	5,119
Hanwha Chemical Corp.	623	16,745
Hanwha Corp.	1,374	52,397
Hanwha Life Insurance Co. Ltd.	2,401	16,459
Hyosung Corp.	195	24,190
Hyundai Construction Equipment Co. Ltd.*	62	10,540
Hyundai Development Co.-Engineering & Construction	133	5,060
Hyundai Electric & Energy System Co. Ltd.*	62	6,723
Hyundai Engineering & Construction Co. Ltd.	703	22,642
Hyundai Glovis Co. Ltd.	1	135
Hyundai Heavy Industries Co. Ltd.*	65	8,840
Hyundai Marine & Fire Insurance Co. Ltd.	898	35,813
Hyundai Mobis Co. Ltd.	80	20,106
Hyundai Motor Co.	86	13,000
Hyundai Robotics Co. Ltd.*	84	30,798
Hyundai Steel Co.	536	29,552
Industrial Bank of Korea	1,399	20,440
Kangwon Land, Inc.	278	9,490
KB Financial Group, Inc.	993	54,657
KCC Corp.	14	4,959
Kia Motors Corp.	421	13,018
Korea Electric Power Corp.	133	4,583
Korea Gas Corp.*	161	6,547
Korea Investment Holdings Co. Ltd.	89	5,578
Korea Zinc Co. Ltd.	45	20,117

KT&G Corp.	501	56,165
Kumho Petrochemical Co. Ltd.	113	9,283
LG Chem Ltd.	55	21,100
LG Corp.	699	58,451
LG Display Co. Ltd.	860	24,419
LG Electronics, Inc.	860	71,123
LG Household & Health Care Ltd.	1	1,078
LG Uplus Corp.	4,614	58,722
Lotte Chemical Corp.	28	9,211
Lotte Corp.	44	2,487
Lotte Shopping Co. Ltd.	89	17,174
LS Corp.	305	18,694
Mando Corp.	29	8,807
Mirae Asset Daewoo Co. Ltd.	764	7,196
NCSoft Corp.	2	802
NH Investment & Securities Co. Ltd.	752	9,398
NongShim Co. Ltd.	82	27,541
Orion Corp.*	282	29,671
POSCO	171	52,640
S-1 Corp.	162	14,886
Samsung Electro-Mechanics Co. Ltd.	113	10,384
Samsung Electronics Co. Ltd.	8	18,672
Samsung Fire & Marine Insurance Co. Ltd.	81	19,352
Samsung Life Insurance Co. Ltd.	126	14,820
Samsung Securities Co. Ltd.	198	6,623
Shinhan Financial Group Co. Ltd.	111	4,937
Shinsegae Inc.	28	7,384
SK Holdings Co. Ltd.	309	82,911
SK Hynix, Inc.	665	46,930
SK Innovation Co. Ltd.	273	51,803
SK Telecom Co. Ltd.	254	61,618
SKC Co. Ltd.	84	3,192
S-Oil Corp.	247	27,123
Woori Bank	2,083	31,008

		1,650,622

Spain - 2.3%
Abertis Infraestructuras SA	2,350	52,566
Acciona SA	86	6,999
Acerinox SA	421	5,670
ACS Actividades de Construccion y Servicios SA	4,448	172,366
Aena SME SA, 144A	171	34,081
Amadeus IT Group SA	918	66,299
Banco Bilbao Vizcaya Argentaria SA	1,087	9,308
Banco de Sabadell SA	3,996	8,052
Banco Santander SA	670	4,508
Bankinter SA	422	4,079
CaixaBank SA	1,034	4,923
Cellnex Telecom SA, 144A	534	13,167
Corp. Financiera Alba SA	892	53,498
Distribuidora Internacional de Alimentacion SA	5,448	25,685
Enagas SA	1,197	35,189
Endesa SA	2,235	49,927
Ferrovial SA	1,446	31,888
Gas Natural SDG SA	1,370	30,677
Grifols SA	306	8,943
Grupo Catalana Occidente SA	559	24,135
Iberdrola SA	8,359	66,499
Industria de Diseno Textil SA	84	2,979
Mapfre SA	2,541	8,562
Mediaset Espana Comunicacion SA	1,561	18,212
Merlin Properties Socimi SA REIT	5,148	67,827
Red Electrica Corp. SA	1,910	43,270
Repsol SA	2,294	42,178
Telefonica SA	3,702	37,983
Zardoya Otis SA	451	5,049

		934,519

Sweden - 5.0%
Alfa Laval AB	2,235	53,046
Assa Abloy AB, Class B	840	17,104
Atlas Copco AB, Class A	646	27,874
Atlas Copco AB, Class B	392	15,127
Boliden AB	2,205	70,034
Electrolux AB, Series B	4,861	162,151
Essity AB, Class B*	1,870	54,548
Fastighets AB Balder, Class B*	560	14,494
Getinge AB, Class B	168	3,036
Hennes & Mauritz AB, Class B	585	13,835
Hexagon AB, Class B	334	16,480
Husqvarna AB, Class B	2,152	19,715
ICA Gruppen AB (b)	837	30,411
Industrivarden AB, Class A	8,054	207,391
Industrivarden AB, Class C	7,044	172,424
Investment AB Latour, Class B	1,451	17,846
Investor AB, Class B	5,621	263,650
L E Lundbergforetagen AB, Class B	1,762	129,815
Lundin Petroleum AB*	247	5,708
Nordea Bank AB	498	5,862
Saab AB, Class B	533	26,023
Sandvik AB	4,191	72,264
Securitas AB, Class B	753	13,282
Skandinaviska Enskilda Banken AB, Class A	1,141	13,609

Skanska AB, Class B	219	4,825
SKF AB, Class B	3,633	82,478
Svenska Cellulosa AB SCA, Class B	28,172	276,009
Svenska Handelsbanken AB, Class A	422	5,793
Swedbank AB, Class A	510	12,233
Swedish Match AB	1,702	64,658
Tele2 AB, Class B	1,256	16,141
Telefonaktiebolaget LM Ericsson, Class B	305	1,927
Telia Co. AB	7,351	32,398
Trelleborg AB, Class B	2,547	61,429
Volvo AB, Class B	3,189	60,918

		2,044,538

Switzerland - 4.3%
ABB Ltd.	1,287	33,015
Adecco Group AG	3,019	228,742
Baloise Holding AG	278	42,891
Barry Callebaut AG*	15	27,924
Cie Financiere Richemont SA	527	45,457
Clariant AG*	1,957	53,412
Coca-Cola HBC AG*	1,511	48,455
Credit Suisse Group AG*	138	2,341
DKSH Holding AG	475	40,779
Dufry AG*	249	35,907
EMS-Chemie Holding AG	52	34,739
Ferguson PLC	1,312	94,660
Flughafen Zurich AG	305	68,706
Geberit AG	113	49,230
Givaudan SA	18	41,025
Helvetia Holding AG	1	553
Julius Baer Group Ltd.*	217	12,773
Kuehne + Nagel International AG	304	53,497
LafargeHolcim Ltd.*	644	35,284
Logitech International SA	1,407	49,090
Lonza Group AG*	171	44,772
Nestle SA	84	7,207
Novartis AG	55	4,716
Pargesa Holding SA	28	2,409
Partners Group Holding AG	88	60,582
PSP Swiss Property AG	143	12,772
Roche Holding AG	27	6,825
Schindler Holding AG	85	18,949
Schindler Holding AG Participation Certificates	171	38,695
SGS SA	15	37,151
Sika AG	16	123,835
Sonova Holding AG	307	48,991
STMicroelectronics NV	860	19,524
Straumann Holding AG	87	64,855
Sulzer AG	115	13,468
Swatch Group AG - Bearer	85	31,050
Swatch Group AG - Registered	114	8,080
Swiss Life Holding AG*	134	45,060
Swiss Prime Site AG*	305	26,339
Swiss Re AG	527	49,483
Swisscom AG	56	29,598
Temenos Group AG*	414	51,183
Zurich Insurance Group AG	91	27,542

		1,771,566

United Kingdom - 11.1%
3i Group PLC	36,523	445,449
Admiral Group PLC	982	25,562
Aggreko PLC	193	2,219
Ashmore Group PLC	2,346	11,915
Ashtead Group PLC	1,933	49,689
Associated British Foods PLC	162	6,465
AstraZeneca PLC	58	3,751
Auto Trader Group PLC, 144A	3,022	13,757
Aviva PLC	1,652	11,427
Babcock International Group PLC	367	3,463
BAE Systems PLC	6,910	51,633
Barratt Developments PLC	14,372	117,895
Bellway PLC	2,932	137,403
Berkeley Group Holdings PLC	3,887	200,784
Booker Group PLC	28,536	84,595
BP PLC	1,094	7,243
British American Tobacco PLC	171	10,854
British Land Co. PLC REIT	666	5,671
BT Group PLC	3,832	13,528
Bunzl PLC	814	23,305
Burberry Group PLC	4,614	107,177
Centrica PLC	21,334	41,759
CNH Industrial NV	1,847	23,961
Compass Group PLC	1,676	34,008
Croda International PLC	1,345	77,797
Daily Mail & General Trust PLC, Class A	1,028	7,438
Diageo PLC	451	15,681
Direct Line Insurance Group PLC	9,168	45,397
DS Smith PLC	16,642	121,648
easyJet PLC	1,568	29,843
Experian PLC	1,482	30,854
Fiat Chrysler Automobiles NV*	700	12,036
G4S PLC	24,555	85,291
GKN PLC	17,083	71,709
GlaxoSmithKline PLC	254	4,399
Halma PLC	2,657	46,037
Hammerson PLC REIT	3,020	21,237

Hargreaves Lansdown PLC	786	17,045
Howden Joinery Group PLC	3,385	20,633
IMI PLC	2,966	50,428
Imperial Brands PLC	246	10,205
Inchcape PLC	7,021	70,900
Informa PLC	329	3,340
Inmarsat PLC	3,639	23,787
InterContinental Hotels Group PLC	2,017	118,741
International Consolidated Airlines Group SA	9,371	77,759
Intertek Group PLC	1,342	95,008
Intu Properties PLC REIT	1,535	4,083
ITV PLC	11,492	24,874
J Sainsbury PLC	9,257	29,109
Johnson Matthey PLC	758	31,100
Kingfisher PLC	7,268	32,860
Land Securities Group PLC REIT	170	2,149
Legal & General Group PLC	6,376	23,062
London Stock Exchange Group PLC	85	4,348
Marks & Spencer Group PLC	16,145	68,449
Meggitt PLC	4,248	27,855
Melrose Industries PLC	832	2,251
Merlin Entertainments PLC, 144A	2,157	10,275
Micro Focus International PLC	526	17,722
National Grid PLC	3,022	36,203
Next PLC	581	35,210
Old Mutual PLC	6,600	17,627
Pennon Group PLC	2,071	22,273
Persimmon PLC	4,614	158,642
Prudential PLC	58	1,460
Reckitt Benckiser Group PLC	152	13,345
RELX NV	2,042	46,833
RELX PLC	4,590	107,365
Rentokil Initial PLC	22,258	95,842
Rightmove PLC	229	12,496
Rio Tinto Ltd.	1,674	90,164
Rio Tinto PLC	398	18,864
Royal Mail PLC	3,215	19,231
RPC Group PLC	861	10,769
RSA Insurance Group PLC	950	7,825
Sage Group PLC	1,369	14,353
Schroders PLC	277	12,936
Segro PLC REIT	18,796	139,556
Severn Trent PLC	1,197	34,011
Sky PLC*	2,596	32,909
Smith & Nephew PLC	2,768	49,084
Smiths Group PLC	2,935	58,919
Spirax-Sarco Engineering PLC	864	67,425
SSE PLC	5,702	105,666
St James’s Place PLC	1,343	22,070
Standard Life Aberdeen PLC	1,373	7,996
Tate & Lyle PLC	3,798	34,600
Taylor Wimpey PLC	46,015	121,774
TechnipFMC PLC	523	14,916
Tesco PLC	16,161	42,451
Travis Perkins PLC	920	20,038
Unilever NV	614	35,423
Unilever PLC	754	42,500
United Utilities Group PLC	2,575	28,600
Vodafone Group PLC	2,598	7,888
Weir Group PLC	190	5,046
Whitbread PLC	737	35,596
William Hill PLC	1,650	6,450
Wm Morrison Supermarkets PLC	43,875	128,464
Worldpay Group PLC, 144A	3,215	18,365
WPP PLC	975	17,250

		4,567,298

United States(c) - 0.4%
Carnival PLC	1,519	97,998
Samsonite International SA	2,098	8,663
Sims Metal Management Ltd.	4,836	51,471

		158,132

TOTAL COMMON STOCKS (Cost $39,414,354)		41,092,425

PREFERRED STOCKS - 0.2%
Germany - 0.2%
FUCHS PETROLUB SE	614	32,322
Henkel AG & Co. KGaA	29	3,942
Porsche Automobil Holding SE	301	25,231
Sartorius AG	114	10,942

		72,437

South Korea - 0.0%
Hanwha Corp.	280	4,670

Spain - 0.0%
Grifols SA, Class B	363	8,180

TOTAL PREFERRED STOCKS (Cost $81,094)		85,287

SECURITIES LENDING COLLATERAL - 1.0%
Deutsche Government & Agency Securities Portfolio “Deutsche Government Cash Institutional Shares”, 1.00%(d)(e)
(Cost $394,509)	394,509	394,509

TOTAL INVESTMENTS - 100.8%
(Cost $39,889,957)		$41,572,221
Other assets and liabilities, net - (0.8%)		(296,678)

NET ASSETS - 100.0%		$41,275,543

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*	Non-income producing security.
(a)	Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)	All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2017 amounted to $347,087, which is 0.8% of net assets.
(c)	Securities are domiciled in the United States and trade on a non-U.S. exchange.
(d)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

CDI:	Chess Depositary Interest
REIT:	Real Estate Investment Trust
RSP:	Risparmio (Convertible Savings Shares)
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At November 30, 2017 the Xtrackers FTSE Developed ex US Comprehensive Factor ETF had the following sector diversification:

Sector Diversification	Market Value	As a % of Total Investments excluding Securities Lending Collateral
Industrials	$9,363,826	22.7%
Consumer Discretionary	6,841,835	16.7
Materials	5,506,845	13.4
Financials	4,483,910	10.9
Real Estate	3,489,575	8.5
Consumer Staples	3,401,303	8.2
Information Technology	2,588,663	6.3
Utilities	2,191,354	5.3
Health Care	1,341,828	3.2
Telecommunication Services	1,030,962	2.5
Energy	937,611	2.3

Total	$41,177,712	100.0%

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2017 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (f)	$41,092,425	$—	$—	$41,092,425
Preferred Stocks (f)	85,287	—	—	85,287
Short-Term Investments	394,509	—	—	394,509

TOTAL	$41,572,221	$—	$—	$41,572,221

(f)	See Schedule of Investments for additional detailed categorizations.

There have been no transfers between fair value measurement levels during the period ended November 30, 2017.

DBX ETF Trust

Schedule of Investments

Xtrackers FTSE Emerging Comprehensive Factor ETF

November 30, 2017 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 95.7%
Brazil - 5.3%
AES Tiete Energia SA	599	$2,401
Atacadao Distribuicao Comercio e Industria Ltda*	996	4,629
B3 SA - Brasil Bolsa Balcao	478	3,399
Banco Bradesco SA	147	1,366
Banco BTG Pactual SA	1,232	7,162
Banco do Brasil SA	47	430
Banco Santander Brasil SA	233	2,060
BB Seguridade Participacoes SA	695	5,716
BR Malls Participacoes SA	384	1,420
CCR SA	1,666	8,069
Cia de Saneamento Basico do Estado de Sao Paulo	1,334	13,346
Cia Energetica de Minas Gerais*	113	227
Cia Paranaense de Energia	145	876
Cielo SA	1,043	7,308
Cosan SA Industria e Comercio	983	10,776
EDP - Energias do Brasil SA	2,430	10,260
Embraer SA	2,142	10,256
Engie Brasil Energia SA	434	4,704
Equatorial Energia SA	913	17,863
Estacio Participacoes SA	643	6,030
Fibria Celulose SA	813	11,235
Fleury SA	1,756	14,092
Grendene SA	1,724	13,688
Hypermarcas SA	1,379	13,860
Klabin SA	729	3,981
Kroton Educacional SA	541	2,999
Localiza Rent a Car SA	882	5,405
Lojas Renner SA	2,241	23,264
M Dias Branco SA	357	5,112
Multiplan Empreendimentos Imobiliarios SA	194	4,127
Multiplus SA	183	1,952
Natura Cosmeticos SA	204	1,820
Odontoprev SA	1,348	6,289
Porto Seguro SA	939	10,293
PPLA Participations Ltd.*	92	46
Qualicorp SA	2,837	26,621
Raia Drogasil SA	408	10,985
Sao Martinho SA	363	1,899
Smiles Fidelidade SA	286	6,563
Sul America SA	3,751	20,531
Suzano Papel e Celulose SA	3,061	16,398
TIM Participacoes SA	3,883	14,018
Transmissora Alianca de Energia Eletrica SA	2,588	16,850
Ultrapar Participacoes SA	403	8,656
WEG SA	1,513	10,591

		369,573

Chile - 2.9%
AES Gener SA	26,501	7,765
Aguas Andinas SA, Class A	13,942	8,015
Banco de Chile	27,627	3,824
Banco de Credito e Inversiones	114	6,822
Banco Santander Chile	78,555	5,373
Cencosud SA	2,389	5,850
Cia Cervecerias Unidas SA	1,711	21,667
Colbun SA	42,052	8,549
Empresa Nacional de Telecomunicaciones SA	566	5,468
Empresas CMPC SA	3,855	10,932
Empresas COPEC SA	1,382	18,534
Enel Americas SA	170,258	32,872
Enel Chile SA	134,956	14,478
Enel Generacion Chile SA	31,687	25,846
Latam Airlines Group SA	804	10,089
Parque Arauco SA	4,396	11,580
SACI Falabella	404	3,382
SONDA SA	1,604	2,754

		203,800

China - 15.2%
Agile Group Holdings Ltd.	7,252	10,455
Agricultural Bank of China Ltd., Class H	26,172	12,164
Air China Ltd., Class H	13,759	14,763
Aluminum Corp. of China Ltd., Class H*	20,662	13,704
Angang Steel Co. Ltd., Class H	4,424	4,367
Anhui Conch Cement Co. Ltd., Class H	7,726	37,096
Anhui Expressway Co. Ltd., Class H	3,319	2,715
Anhui Gujing Distillery Co. Ltd., Class B	1,316	7,077
ANTA Sports Products Ltd.	1,186	5,315
Bank of China Ltd., Class H	12,432	6,033
Bank of Communications Co. Ltd., Class H	1,941	1,436
BBMG Corp., Class H	150	69
Beijing Capital International Airport Co. Ltd., Class H	2,689	3,973
Beijing Jingneng Clean Energy Co. Ltd., Class H	2,715	695
Bengang Steel Plates Co. Ltd., Class B*	13,000	5,326
BOE Technology Group Co. Ltd., Class B	12,400	7,224
CAR, Inc.*	1,659	1,444

China BlueChemical Ltd., Class H	3,670	1,020
China Cinda Asset Management Co. Ltd., Class H	1,633	606
China CITIC Bank Corp. Ltd., Class H	8,148	5,268
China Coal Energy Co. Ltd., Class H	4,521	2,043
China Communications Construction Co. Ltd., Class H	14,459	16,143
China Communications Services Corp. Ltd., Class H	9,218	5,854
China Conch Venture Holdings Ltd.	3,243	7,142
China Construction Bank Corp., Class H	601	524
China Dongxiang Group Co. Ltd.	20,267	3,633
China Eastern Airlines Corp. Ltd., Class H	4,499	2,661
China Everbright Bank Co. Ltd., Class H	12,326	5,713
China Galaxy Securities Co. Ltd., Class H	1,451	1,139
China Huarong Asset Management Co. Ltd., Class H, 144A	5,512	2,527
China Life Insurance Co. Ltd., Class H	2,304	7,478
China Longyuan Power Group Corp. Ltd., Class H	3,414	2,299
China Medical System Holdings Ltd.	1,605	3,354
China Merchants Bank Co. Ltd., Class H	2,764	10,829
China Minsheng Banking Corp. Ltd., Class H	1,753	1,766
China National Accord Medicines Corp. Ltd., Class B	285	1,308
China National Building Material Co. Ltd., Class H	12,261	11,272
China National Materials Co. Ltd., Class H	2,962	2,268
China Pacific Insurance Group Co. Ltd., Class H	3,010	14,356
China Petroleum & Chemical Corp., Class H	72,879	52,068
China Railway Construction Corp. Ltd., Class H	6,018	7,120
China Railway Group Ltd., Class H	16,838	12,569
China Railway Signal & Communication Corp. Ltd., Class H, 144A	4,966	3,682
China Reinsurance Group Corp., Class H	12,260	2,637
China Resources Pharmaceutical Group Ltd., 144A	3,595	4,769
China Shenhua Energy Co. Ltd., Class H	26,627	65,526
China Southern Airlines Co. Ltd., Class H	7,547	6,745
China Telecom Corp. Ltd., Class H	863	419
China Vanke Co. Ltd., Class H	6,231	22,698
China Zhongwang Holdings Ltd.	5,003	2,364
Chongqing Changan Automobile Co. Ltd., Class B	2,013	1,897
Chongqing Rural Commercial Bank Co. Ltd., Class H	4,636	3,283
CNOOC Ltd.	1,823	2,470
COSCO SHIPPING Energy Transportation Co., Ltd., Class H	7,743	4,134
Country Garden Holdings Co. Ltd.	2,741	4,317
CRRC Corp. Ltd., Class H	3,319	3,026
CSC Financial Co. Ltd., Class H, 144A	4,700	4,080
CSG Holding Co. Ltd., Class B	2,707	1,698
CSPC Pharmaceutical Group Ltd.	10,688	21,211
Dali Foods Group Co. Ltd., 144A	5,493	4,304
Datang International Power Generation Co. Ltd., Class H*	26,652	8,668
Dazhong Transportation Group Co. Ltd., Class B	2,310	1,582
Dongfang Electric Corp. Ltd., Class H*	4,222	3,476
Dongfeng Motor Group Co. Ltd., Class H	4,890	6,148
ENN Energy Holdings Ltd.	2,954	21,540
Everbright Securities Co. Ltd., Class H, 144A	1,121	1,375
Foshan Electrical and Lighting Co. Ltd., Class B	3,400	2,664
Fosun International Ltd.	858	1,780
Fuyao Glass Industry Group Co. Ltd., Class H, 144A	3,845	14,769
Geely Automobile Holdings Ltd.	2,576	8,971
GF Securities Co. Ltd., Class H	701	1,406
Golden Eagle Retail Group Ltd.	1,150	1,394
Great Wall Motor Co. Ltd., Class H	7,618	8,915
Guangdong Electric Power Development Co. Ltd., Class B	13,100	5,384
Guangshen Railway Co. Ltd., Class H	5,775	3,194

Guangzhou Automobile Group Co. Ltd., Class H	17,545	44,030
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	249	716
Guangzhou R&F Properties Co. Ltd., Class H	996	2,130
Haitian International Holdings Ltd.	2,899	8,482
Haitong Securities Co. Ltd., Class H	877	1,307
Hengan International Group Co. Ltd.	917	8,941
Huadian Energy Co. Ltd., Class B*	4,900	1,994
Huadian Power International Corp. Ltd., Class H	6,652	2,598
Huaneng Power International, Inc., Class H	25,147	16,099
Industrial & Commercial Bank of China Ltd., Class H	5,721	4,446
Inner Mongolia Yitai Coal Co. Ltd., Class B	2,500	3,480
Jiangling Motors Corp. Ltd., Class B	1,300	2,114
Jiangsu Expressway Co. Ltd., Class H	13,179	18,055
Jiangxi Copper Co. Ltd., Class H	22,753	35,425
KWG Property Holding Ltd.	3,787	4,005
Lenovo Group Ltd.	5,151	2,928
Livzon Pharmaceutical Group, Inc., Class H	359	2,576
Logan Property Holdings Co. Ltd.	23,229	21,950
Longfor Properties Co. Ltd.	9,969	23,409
Maanshan Iron & Steel Co. Ltd., Class H*	5,810	2,834
Metallurgical Corp. of China Ltd., Class H	6,080	1,798
New China Life Insurance Co. Ltd., Class H	1,145	7,301
New Oriental Education & Technology Group, Inc., ADR	27	2,291
Orient Securities Co. Ltd., Class H, 144A	2,212	2,198
People’s Insurance Co. Group of China Ltd., Class H	6,366	3,277
PetroChina Co. Ltd., Class H	33,774	22,703
PICC Property & Casualty Co. Ltd., Class H	4,933	9,348
Ping An Insurance Group Co. of China Ltd., Class H	868	8,558
Red Star Macalline Group Corp. Ltd., Class H, 144A	1,001	1,243
Shandong Chenming Paper Holdings Ltd., Class B	10,700	17,043
Shandong Chenming Paper Holdings Ltd., Class H	3,081	5,420
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	2,520	1,726
Shanghai Bailian Group Co. Ltd., Class B	2,500	3,513
Shanghai Electric Group Co. Ltd., Class H*	3,150	1,234
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	537	2,592
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	1,421	2,107
Shanghai Mechanical and Electrical Industry Co. Ltd., Class B	2,062	4,361
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	3,031	7,614
Shanghai Zhenhua Heavy Industries Co. Ltd., Class B	3,700	2,020
Shenzhen Chiwan Wharf Holdings Ltd., Class B (a)	2,600	4,284
Shenzhen Expressway Co. Ltd., Class H	3,532	3,405
Shenzhou International Group Holdings Ltd.	480	4,333
Sichuan Expressway Co. Ltd., Class H	4,375	1,653
Sihuan Pharmaceutical Holdings Group Ltd.	21,572	7,596
SINA Corp.*	61	5,964
Sino-Ocean Group Holding Ltd.	8,801	5,510
Sinopec Engineering Group Co. Ltd., Class H	11,845	9,873
Sinopec Shanghai Petrochemical Co. Ltd., Class H	12,617	7,480
Sinopharm Group Co. Ltd., Class H	814	3,200
Sinotrans Ltd., Class H	1,513	759
Sinotruk Hong Kong Ltd.	11,673	12,928
Sunny Optical Technology Group Co. Ltd.	237	3,945
TAL Education Group, ADR	77	2,147
Tencent Holdings Ltd.	35	1,784
TravelSky Technology Ltd., Class H	269	735
Tsingtao Brewery Co. Ltd., Class H	2,524	10,244
Weichai Power Co. Ltd., Class H	11,440	12,758
Weifu High-Technology Group Co. Ltd., Class B	1,216	2,633

Wuxi Little Swan Co. Ltd., Class B	2,047	10,431
Xinhua Winshare Publishing and Media Co. Ltd., Class H	982	781
Yangzijiang Shipbuilding Holdings Ltd.	43,300	50,468
Yantai Changyu Pioneer Wine Co. Ltd., Class B	457	1,069
Yanzhou Coal Mining Co. Ltd., Class H	3,092	2,886
Zhejiang Expressway Co. Ltd., Class H	2,901	3,477
Zhongsheng Group Holdings Ltd.	2,928	6,013
Zhuzhou CRRC Times Electric Co. Ltd., Class H	395	2,268
Zijin Mining Group Co. Ltd., Class H	22,773	7,902
ZTE Corp., Class H*	757	2,632
ZTO Express Cayman, Inc., ADR*	101	1,622

		1,069,988

Colombia - 0.6%
Almacenes Exito SA	702	3,826
Bancolombia SA	518	4,998
Cementos Argos SA	561	1,979
Cemex Latam Holdings SA*	522	1,890
Ecopetrol SA	4,162	2,423
Grupo de Inversiones Suramericana SA	763	9,901
Interconexion Electrica SA ESP	4,138	19,000

		44,017

Czech Republic - 0.4%
CEZ AS	497	11,390
Komercni banka AS	96	4,031
Moneta Money Bank AS, 144A	3,234	11,683
O2 Czech Republic AS	67	838

		27,942

Egypt - 0.2%
Commercial International Bank Egypt SAE, GDR	3,871	16,820

Greece - 0.3%
FF Group*	95	1,759
Hellenic Telecommunications Organization SA	256	3,098
JUMBO SA	150	2,271
Motor Oil Hellas Corinth Refineries SA	280	6,737
OPAP SA	314	3,838
Titan Cement Co. SA	249	6,152

		23,855

Hong Kong - 4.9%
Beijing Enterprises Holdings Ltd.	2,274	13,102
Beijing Enterprises Water Group Ltd.*	3,676	2,871
Brilliance China Automotive Holdings Ltd.	884	2,320
China Agri-Industries Holdings Ltd.	7,161	2,971
China Everbright International Ltd.	2,925	3,925
China Everbright Ltd.	3,515	7,840
China Foods Ltd.	2,641	1,305
China Gas Holdings Ltd.	714	2,194
China Jinmao Holdings Group Ltd.	6,697	3,027
China Merchants Port Holdings Co. Ltd.	2,321	5,988
China Overseas Land & Investment Ltd.	1,923	6,106
China Power International Development Ltd.	10,043	2,700
China Resources Beer Holdings Co. Ltd.	1,973	5,419
China Resources Cement Holdings Ltd.	18,480	12,209
China Resources Gas Group Ltd.	2,665	10,288
China Resources Land Ltd.	1,710	4,915
China Resources Power Holdings Co. Ltd.	7,464	14,048
China State Construction International Holdings Ltd.	12,562	16,309
China Taiping Insurance Holdings Co. Ltd.	1,175	4,438
China Traditional Chinese Medicine Holdings Co. Ltd.	2,212	1,167
China Unicom Hong Kong Ltd.*	4,657	6,750
COSCO SHIPPING Ports Ltd.	10,509	10,590
Far East Horizon Ltd.	1,862	1,698
Guangdong Investment Ltd.	5,479	7,366
Haier Electronics Group Co. Ltd.*	4,107	10,990
Kingboard Chemical Holdings Ltd.	13,839	79,382
Kingboard Laminates Holdings Ltd.	17,555	29,085
Kunlun Energy Co. Ltd.	20,954	18,110
Lee & Man Paper Manufacturing Ltd.	7,854	9,201
Nine Dragons Paper Holdings Ltd.	2,052	3,405
Poly Property Group Co. Ltd.*	2,764	1,221
Shanghai Industrial Holdings Ltd.	3,316	9,362
Shenzhen International Holdings Ltd.	2,389	4,301
Shenzhen Investment Ltd.	8,638	3,672

Shimao Property Holdings Ltd.	2,493	4,871
Sino Biopharmaceutical Ltd.	10,054	13,156
Yuexiu Property Co. Ltd.	33,939	6,127

		342,429

Hungary - 1.5%
Magyar Telekom Telecommunications PLC	8,930	16,023
MOL Hungarian Oil & Gas PLC	4,487	52,136
OTP Bank PLC	340	13,024
Richter Gedeon Nyrt	867	22,453

		103,636

India - 7.4%
ABB India Ltd.	239	5,185
ACC Ltd.	194	5,018
Adani Ports & Special Economic Zone Ltd.	801	4,944
Ambuja Cements Ltd.	986	4,014
Ashok Leyland Ltd.	1,131	2,067
Asian Paints Ltd.	116	2,063
Aurobindo Pharma Ltd.	211	2,267
Avenue Supermarts Ltd., 144A*	67	1,162
Bajaj Auto Ltd.	50	2,563
Bajaj Finance Ltd.	50	1,339
Bajaj Holdings & Investment Ltd.	334	14,782
Berger Paints India Ltd.	302	1,211
Bharat Electronics Ltd.	2,706	7,797
Bharat Forge Ltd.	472	5,074
Bharat Heavy Electricals Ltd.	1,618	2,308
Bharat Petroleum Corp. Ltd.	1,557	12,166
Bharti Airtel Ltd.	743	5,721
Bharti Infratel Ltd.	1,093	6,504
Bosch Ltd.	5	1,577
Britannia Industries Ltd.	26	1,942
Cadila Healthcare Ltd.	184	1,223
Castrol India Ltd.	235	1,457
Cipla Ltd.	569	5,303
Coal India Ltd.	570	2,438
Colgate-Palmolive India Ltd.	73	1,174
Container Corp. of India Ltd.	337	6,836
Cummins India Ltd.	90	1,211
Dabur India Ltd.	542	2,894
Dr Reddy’s Laboratories Ltd.	34	1,204
Eicher Motors Ltd.	10	4,644
Exide Industries Ltd.	1,831	5,823
GAIL India Ltd.	3,011	21,873
Godrej Consumer Products Ltd.	80	1,193
Godrej Industries Ltd.	138	1,237
Grasim Industries Ltd.	1,134	20,575
Great Eastern Shipping Co. Ltd.	1,215	7,519
Havells India Ltd.	799	6,311
HCL Technologies Ltd.	871	11,455
Hero MotoCorp Ltd.	169	9,524
Hindalco Industries Ltd.	2,220	8,278
Hindustan Petroleum Corp. Ltd.	6,283	40,604
Hindustan Unilever Ltd.	108	2,131
Hindustan Zinc Ltd.	803	3,729
Housing Development Finance Corp. Ltd.	69	1,793
Idea Cellular Ltd.*	1,190	1,743
Indian Oil Corp. Ltd.	895	5,462
Infosys Ltd.	361	5,465
InterGlobe Aviation Ltd., 144A	95	1,652
ITC Ltd.	297	1,179
JSW Steel Ltd.	5,508	21,770
Kansai Nerolac Paints Ltd.	741	5,708
Larsen & Toubro Ltd.	346	6,528
Lupin Ltd.	93	1,179
Mahindra & Mahindra Ltd.	248	5,410
Mangalore Refinery & Petrochemicals Ltd.	962	1,825
Marico Ltd.	779	3,697
Maruti Suzuki India Ltd.	58	7,735
Motherson Sumi Systems Ltd.	224	1,269
Mphasis Ltd.	1,332	15,058
MRF Ltd.	6	6,382
Nestle India Ltd.	17	2,020
NHPC Ltd.	28,435	12,502
NMDC Ltd.	3,882	7,682
NTPC Ltd.	2,094	5,883
Oil & Natural Gas Corp. Ltd.	3,810	10,674
Oil India Ltd.	1,917	10,761
Oracle Financial Services Software Ltd.	117	6,703
Petronet LNG Ltd.	1,346	5,252
Pidilite Industries Ltd.	321	4,193
Power Finance Corp. Ltd.	844	1,582
Power Grid Corp. of India Ltd.	1,256	4,014
Rajesh Exports Ltd.	648	7,676
Reliance Capital Ltd.	171	1,149
Reliance Industries Ltd.	329	4,702
Reliance Infrastructure Ltd.	172	1,173
Rural Electrification Corp. Ltd.	1,592	3,803
Shree Cement Ltd.	11	2,934
Shriram Transport Finance Co. Ltd.	61	1,256
Steel Authority of India Ltd.*	941	1,121
Sun Pharmaceutical Industries Ltd.	141	1,181
Sun TV Network Ltd.	225	3,034
Tata Communications Ltd.	517	5,531
Tata Consultancy Services Ltd.	29	1,186

Tata Motors Ltd.*	186	1,166
Tata Power Co. Ltd.	4,738	6,959
Tata Steel Ltd.	392	4,220
Tech Mahindra Ltd.	1,449	10,994
Titan Co. Ltd.	423	5,372
Torrent Pharmaceuticals Ltd.	61	1,217
Torrent Power Ltd.	285	1,266
UltraTech Cement Ltd.	44	2,869
United Breweries Ltd.	71	1,193
UPL Ltd.	924	10,480
Vedanta Ltd.	1,171	5,366
Wipro Ltd.	900	4,074
Zee Entertainment Enterprises Ltd.	469	4,132

		517,515

Indonesia - 1.8%
PT Adaro Energy Tbk	35,194	4,423
PT Astra International Tbk	3,819	2,252
PT Bank Central Asia Tbk	3,987	5,999
PT Bank Danamon Indonesia Tbk	6,553	2,435
PT Bank Mandiri Persero Tbk	5,643	3,087
PT Bank Negara Indonesia Persero Tbk	17,560	10,516
PT Bank Rakyat Indonesia Persero Tbk	27,593	6,548
PT Bumi Serpong Damai Tbk	15,190	1,853
PT Gudang Garam Tbk	832	4,707
PT Indocement Tunggal Prakarsa Tbk	6,404	8,724
PT Indofood CBP Sukses Makmur Tbk	6,423	4,013
PT Indofood Sukses Makmur Tbk	15,777	8,544
PT Jasa Marga Persero Tbk	11,776	5,550
PT Kalbe Farma Tbk	55,473	6,562
PT Perusahaan Gas Negara Persero Tbk	25,599	3,217
PT Semen Indonesia Persero Tbk	18,411	12,795
PT Surya Citra Media Tbk	9,439	1,535
PT Tambang Batubara Bukit Asam Persero Tbk	2,886	2,400
PT Telekomunikasi Indonesia Persero Tbk	33,491	10,276
PT Tower Bersama Infrastructure Tbk	2,101	885
PT Unilever Indonesia Tbk	952	3,470
PT United Tractors Tbk	6,692	16,574

		126,365

Malaysia - 4.8%
AirAsia Bhd	6,600	5,068
Alliance Bank Malaysia Bhd	6,500	5,865
AMMB Holdings Bhd	2,000	2,030
Astro Malaysia Holdings Bhd	14,400	10,000
Axiata Group Bhd	3,199	4,169
Berjaya Sports Toto Bhd	4,500	2,553
British American Tobacco Malaysia Bhd	700	6,398
CIMB Group Holdings Bhd	5,938	8,785
DiGi.Com Bhd	9,600	10,892
Felda Global Ventures Holdings Bhd	2,100	935
Gamuda Bhd	6,100	7,294
Genting Bhd	12,600	27,113
Genting Malaysia Bhd	33,800	42,069
HAP Seng Consolidated Bhd	3,500	8,276
Hong Leong Bank Bhd	1,700	6,294
Hong Leong Financial Group Bhd	1,100	4,320
IHH Healthcare Bhd	1,200	1,655
IJM Corp. Bhd	22,500	17,001
IOI Corp. Bhd	6,700	7,307
KLCCP Stapled Group (b)	3,700	7,238
Kuala Lumpur Kepong Bhd	2,100	12,519
Malayan Banking Bhd	2,831	6,403
Malaysia Airports Holdings Bhd	3,400	6,859
Maxis Bhd	3,500	5,075
MISC Bhd	4,900	8,447
MMC Corp. Bhd	6,300	3,081
Petronas Chemicals Group Bhd	7,900	14,295
Petronas Dagangan Bhd	2,000	11,835
Petronas Gas Bhd	1,200	4,660
PPB Group Bhd	2,700	10,999
Public Bank Bhd	1,700	8,272
RHB Bank Bhd	2,821	3,380
Sapura Energy Bhd	7,400	2,262
Sime Darby Bhd	6,975	4,008
Sime Darby Plantation Bhd*	6,975	8,545
Sime Darby Property Bhd*	6,975	2,047
Telekom Malaysia Bhd	3,900	5,751
Tenaga Nasional Bhd	6,100	23,061
Westports Holdings Bhd	4,300	3,617
YTL Corp. Bhd	12,086	3,458
YTL Power International Bhd	20,482	5,760

		339,596

Mexico - 4.2%
Alfa SAB de CV, Class A	3,149	3,515
Alsea SAB de CV	2,344	7,759
America Movil SAB de CV, Series L	10,080	8,663
Arca Continental SAB de CV	712	4,883
Banregio Grupo Financiero SAB de CV	745	4,069
Becle SAB de CV*	619	1,031

Cemex SAB de CV, Series CPO*	23,539	18,041
Coca-Cola Femsa SAB de CV, Series L	1,561	10,736
Concentradora Fibra Danhos SA de CV REIT	3,694	6,294
El Puerto de Liverpool SAB de CV, Class C1	428	2,908
Fibra Uno Administracion SA de CV REIT	18,292	28,629
Fomento Economico Mexicano SAB de CV	1,674	15,138
Gentera SAB de CV	5,557	5,107
Gruma SAB de CV, Class B	670	8,320
Grupo Aeromexico SAB de CV*	2,889	4,935
Grupo Aeroportuario del Centro Norte SAB de CV	1,325	6,725
Grupo Aeroportuario del Pacifico SAB de CV, Class B	1,620	16,150
Grupo Aeroportuario del Sureste SAB de CV, Class B	1,300	23,325
Grupo Bimbo SAB de CV, Series A	1,210	2,826
Grupo Carso SAB de CV, Series A1	1,211	3,863
Grupo Comercial Chedraui SA de CV	2,661	5,189
Grupo Financiero Banorte SAB de CV, Class O	998	5,863
Grupo Financiero Inbursa SAB de CV, Class O	1,466	2,594
Grupo Financiero Santander Mexico SAB de CV, Class B	4,915	7,986
Grupo Lala SAB de CV	1,308	1,987
Grupo Mexico SAB de CV, Series B	1,814	5,687
Grupo Simec SAB de CV, Series B*	1,218	4,254
Grupo Televisa SAB, Series CPO	1,279	4,810
Industrias Bachoco SAB de CV, Series B	3,268	15,939
Industrias CH SAB de CV, Series B*	1,409	6,373
Industrias Penoles SAB de CV	111	2,332
Infraestructura Energetica Nova SAB de CV	962	5,265
Kimberly-Clark de Mexico SAB de CV, Class A	2,360	4,226
Megacable Holdings SAB de CV, Series CPO	2,343	9,914
Mexichem SAB de CV	3,057	7,964
Nemak SAB de CV, 144A	3,670	2,704
Organizacion Soriana SAB de CV, Class B*	2,377	5,177
Promotora y Operadora de Infraestructura SAB de CV	606	6,104
Promotora y Operadora de Infraestructura SAB de CV, Class L	91	728
Wal-Mart de Mexico SAB de CV	1,716	4,051

		292,064

Peru - 0.3%
Credicorp Ltd.	91	19,201

Philippines - 2.3%
Aboitiz Equity Ventures, Inc.	5,960	8,301
Aboitiz Power Corp.	5,400	4,217
Alliance Global Group, Inc.*	4,500	1,400
Ayala Corp.	340	6,900
Ayala Land, Inc.	11,200	9,538
Bank of the Philippine Islands	1,690	3,460
BDO Unibank, Inc.	1,850	5,374
DMCI Holdings, Inc.	55,100	16,488
Energy Development Corp.	59,100	6,644
Globe Telecom, Inc.	85	3,095
GT Capital Holdings, Inc.	265	6,063
International Container Terminal Services, Inc.	5,110	10,767
JG Summit Holdings, Inc.	2,790	3,819
Jollibee Foods Corp.	1,510	7,319
LT Group, Inc.	6,000	2,325
Manila Electric Co.	1,210	7,584
Megaworld Corp.	40,400	4,292
Metro Pacific Investments Corp.	40,800	5,439
Metropolitan Bank & Trust Co.	1,600	3,050
Petron Corp.	14,600	2,789
PLDT, Inc.	285	8,398
Semirara Mining & Power Corp.	24,940	17,864
SM Investments Corp.	400	7,720
SM Prime Holdings, Inc.	10,100	7,295
Universal Robina Corp.	550	1,455

		161,596

Poland - 4.2%
Alior Bank SA*	236	4,827
Asseco Poland SA	934	11,790
Bank Handlowy w Warszawie SA	20	414
Bank Millennium SA*	671	1,564
Bank Pekao SA	79	2,870
Bank Zachodni WBK SA	11	1,155
Budimex SA	234	13,361
CCC SA	160	10,893
CD Projekt SA	236	6,800
Ciech SA*	309	4,951
Cyfrowy Polsat SA	285	2,017
Enea SA	6,425	21,685
Eurocash SA	284	2,215

Grupa Azoty SA	274	5,546
Grupa Lotos SA	1,457	23,289
KGHM Polska Miedz SA	72	2,183
LPP SA	7	16,242
mBank SA*	8	1,067
Orange Polska SA*	1,314	2,033
PGE Polska Grupa Energetyczna SA*	6,641	22,489
PLAY Communications SA, 144A*	714	7,321
Polski Koncern Naftowy ORLEN SA	2,007	63,124
Polskie Gornictwo Naftowe i Gazownictwo SA	11,896	20,362
Powszechna Kasa Oszczednosci Bank Polski SA*	517	6,208
Powszechny Zaklad Ubezpieczen SA	828	10,445
Synthos SA	6,548	8,829
Tauron Polska Energia SA*	25,289	22,254

		295,934

Qatar - 0.5%
Al Meera Consumer Goods Co. QSC	43	1,653
Barwa Real Estate Co.	526	4,045
Commercial Bank QSC*	40	296
Doha Bank QPSC	311	2,196
Industries Qatar QSC	151	3,680
Masraf Al Rayan QSC	407	3,795
Ooredoo QSC	153	3,357
Qatar Electricity & Water Co. QSC	72	3,204
Qatar Gas Transport Co. Ltd.	355	1,350
Qatar Insurance Co. SAQ	549	5,594
Qatar International Islamic Bank QSC	144	1,880
Qatar Islamic Bank SAQ	76	1,900
United Development Co. QSC	1,021	3,575

		36,525

Romania - 0.1%
NEPI Rockcastle PLC	640	10,009

Russia - 3.9%
Acron PJSC	120	8,008
Aeroflot PJSC	9,316	24,321
Alrosa PJSC	11,381	15,172
Federal Grid Co Unified Energy System PJSC	714,112	2,014
Gazprom PJSC	2,468	5,583
Inter RAO UES PJSC	204,887	12,927
LSR Group PJSC, GDR	145	397
LUKOIL PJSC	352	19,841
Magnitogorsk Iron & Steel Works PJSC	16,312	12,267
MegaFon PJSC, GDR	240	2,316
MMC Norilsk Nickel PJSC	33	5,579
Mobile TeleSystems PJSC	7,393	36,013
Mosenergo PJSC	128,624	6,496
Novatek PJSC	427	4,752
Novolipetsk Steel PJSC	3,484	7,888
Novorossiysk Commercial Sea Port PJSC	48,310	6,864
PhosAgro PJSC, GDR	408	6,120
ROSSETI PJSC	82,677	1,196
Rostelecom PJSC	4,939	5,411
RusHydro PJSC	559,081	7,791
Safmar Financial Investment*	211	2,238
Sberbank of Russia PJSC	646	2,481
Severstal PJSC	914	14,458
Surgutneftegas OJSC	5,373	2,530
Tatneft PJSC	7,241	56,613
TMK PJSC	1,807	2,441
Unipro PJSC	34,574	1,576

		273,293

Singapore - 0.3%
Yanlord Land Group Ltd.	15,400	18,978

South Africa - 11.0%
AECI Ltd.	2,205	15,031
Anglo American Platinum Ltd.*	6	160
Aspen Pharmacare Holdings Ltd.	82	1,836
Attacq Ltd.*	6,074	8,090
AVI Ltd.	2,193	16,162
Barclays Africa Group Ltd.	677	7,830
Barloworld Ltd.	7,037	79,539
Bid Corp. Ltd.	1,001	21,647
Bidvest Group Ltd.	2,644	37,087
Capitec Bank Holdings Ltd.	176	12,705
Clicks Group Ltd.	1,982	25,190
Coronation Fund Managers Ltd. (c)	491	2,602
Dis-Chem Pharmacies Ltd., 144A	1,283	3,480
Discovery Ltd.	548	6,616
EOH Holdings Ltd.	267	1,646
Exxaro Resources Ltd.	879	9,500
FirstRand Ltd.	801	3,308
Foschini Group Ltd.	1,216	14,083
Gold Fields Ltd.	409	1,745
Grindrod Ltd.*	2,608	2,586
Growthpoint Properties Ltd. REIT	9,325	17,088
Hyprop Investments Ltd. REIT	3,240	25,471
Imperial Holdings Ltd.	2,016	33,586
Investec Ltd.	483	3,365
JSE Ltd.	136	1,335

KAP Industrial Holdings Ltd.	16,312	10,486
Liberty Holdings Ltd.	294	2,503
Life Healthcare Group Holdings Ltd.	1,478	2,829
Massmart Holdings Ltd.	1,229	10,113
MMI Holdings Ltd.	1,872	2,755
Mondi Ltd.	1,531	36,481
Mr Price Group Ltd.	1,224	18,663
MTN Group Ltd.	1,175	11,134
Nampak Ltd.*	8,240	10,811
Nedbank Group Ltd.	101	1,712
Netcare Ltd.	5,482	9,041
Oceana Group Ltd.	285	1,713
Omnia Holdings Ltd.	343	3,726
Pick n Pay Stores Ltd.	2,849	13,292
Pioneer Foods Group Ltd.	184	1,767
PSG Group Ltd.	146	3,103
Rand Merchant Investment Holdings Ltd.	3,441	10,699
Redefine Properties Ltd. REIT	26,527	19,678
Remgro Ltd.	338	5,302
Resilient REIT Ltd. REIT	4,181	44,843
Reunert Ltd.	3,498	18,000
RMB Holdings Ltd.	4,840	23,741
Sanlam Ltd.	987	5,662
Santam Ltd.	324	6,146
Sappi Ltd.	4,736	33,774
Sasol Ltd.	279	8,794
Shoprite Holdings Ltd.	1,061	17,720
SPAR Group Ltd.	645	8,973
Standard Bank Group Ltd.	477	6,049
Steinhoff International Holdings NV	397	1,637
Super Group Ltd.*	2,225	6,507
Telkom SA SOC Ltd.	3,361	12,210
Tiger Brands Ltd.	562	17,198
Tongaat Hulett Ltd.	1,315	10,239
Truworths International Ltd.	1,973	11,573
Tsogo Sun Holdings Ltd.	629	1,006
Vodacom Group Ltd.	616	6,550
Woolworths Holdings Ltd.	1,002	4,260

		772,378

Taiwan - 15.8%
Acer, Inc.*	15,501	10,595
Advanced Semiconductor Engineering, Inc.	9,051	11,723
Advantech Co. Ltd.	789	5,261
Asia Cement Corp.	12,954	12,028
Asustek Computer, Inc.	4,190	38,556
AU Optronics Corp.	12,219	5,194
Catcher Technology Co. Ltd.	2,024	21,796
Cathay Financial Holding Co. Ltd.	2,212	3,813
Cathay Real Estate Development Co. Ltd.	20,961	11,810
Chang Hwa Commercial Bank Ltd.	8,411	4,557
Cheng Shin Rubber Industry Co. Ltd.	6,510	11,156
Cheng Uei Precision Industry Co. Ltd.	9,095	15,161
Chicony Electronics Co. Ltd.	5,010	13,296
China Airlines Ltd.*	33,778	13,007
China Development Financial Holding Corp.	24,888	7,800
China Life Insurance Co. Ltd.	20,343	19,160
China Motor Corp.	21,239	19,048
China Steel Corp.	31,734	25,921
Chunghwa Telecom Co. Ltd.	1,927	6,650
Compal Electronics, Inc.	873	604
CTBC Financial Holding Co. Ltd.	36,191	24,132
Delta Electronics, Inc.	3,841	17,480
E.Sun Financial Holding Co. Ltd.	13,913	8,605
Eclat Textile Co. Ltd.	116	1,038
Epistar Corp.*	1,107	1,993
Eternal Materials Co. Ltd.	7,787	8,113
Eva Airways Corp.	30,811	15,511
Evergreen Marine Corp. Taiwan Ltd.*	6,110	3,432
Far Eastern International Bank	12,085	3,860
Far Eastern New Century Corp.	24,492	20,863
Far EasTone Telecommunications Co. Ltd.	5,662	13,497
Feng Hsin Steel Co. Ltd.	13,699	23,932
Feng TAY Enterprise Co. Ltd.	1,504	6,293
First Financial Holding Co. Ltd.	18,204	11,683
Formosa Chemicals & Fibre Corp.	7,337	22,260
Formosa Petrochemical Corp.	1,343	4,746
Formosa Plastics Corp.	7,309	22,078
Formosa Taffeta Co. Ltd.	2,073	2,077
Foxconn Technology Co. Ltd.	7,996	22,233
Fubon Financial Holding Co. Ltd.	3,775	6,173
Giant Manufacturing Co. Ltd.	492	2,461
Hon Hai Precision Industry Co. Ltd.	3,569	11,899
Hotai Motor Co. Ltd.	784	9,070
Hua Nan Financial Holdings Co. Ltd.	6,133	3,364
Innolux Corp.	13,643	5,959
Inventec Corp.	14,334	10,753
Largan Precision Co. Ltd.	28	4,798
Lite-On Technology Corp.	30,618	37,617

MediaTek, Inc.	1,334	14,499
Mega Financial Holding Co. Ltd.	13,805	10,885
Nan Ya Plastics Corp.	12,815	32,300
Novatek Microelectronics Corp.	4,007	15,296
Oriental Union Chemical Corp.*	6,148	6,405
Pegatron Corp.	21,862	49,782
Pou Chen Corp.	11,539	13,850
President Chain Store Corp.	2,743	25,972
Quanta Computer, Inc.	1,735	3,557
Realtek Semiconductor Corp.	1,590	5,911
Shin Kong Financial Holding Co. Ltd.	20,531	7,016
Siliconware Precision Industries Co. Ltd.	9,955	16,595
SinoPac Financial Holdings Co. Ltd.	28,880	8,984
Synnex Technology International Corp.	19,536	26,444
Taishin Financial Holding Co. Ltd.	4,391	1,976
Taiwan Business Bank	17,368	4,789
Taiwan Cement Corp.	15,969	17,862
Taiwan Cooperative Financial Holding Co. Ltd.	27,103	14,774
Taiwan Fertilizer Co. Ltd.	2,162	2,761
Taiwan Glass Industry Corp.*	4,106	2,300
Taiwan High Speed Rail Corp.	4,424	3,540
Taiwan Mobile Co. Ltd.	2,806	10,057
Taiwan Secom Co. Ltd.	1,724	5,242
Taiwan Semiconductor Manufacturing Co. Ltd.	535	4,031
Teco Electric and Machinery Co. Ltd.	7,593	7,443
Ton Yi Industrial Corp.	9,587	4,299
TPK Holding Co. Ltd.*	664	1,959
Transcend Information, Inc.	1,021	2,849
U-Ming Marine Transport Corp.*	2,166	2,593
Unimicron Technology Corp.	37,907	19,716
Uni-President Enterprises Corp.	17,233	36,599
United Microelectronics Corp.	51,600	26,321
Vanguard International Semiconductor Corp.	2,670	6,356
Walsin Lihwa Corp.	51,616	28,739
Wan Hai Lines Ltd.	7,072	4,468
Wistron Corp.	73,696	56,757
Yuanta Financial Holding Co. Ltd.	41,792	19,368
Yulon Motor Co. Ltd.	1,390	1,108
Yulon Nissan Motor Co. Ltd.	42	354

		1,106,813

Thailand - 4.2%
Advanced Info Service PCL, NVDR	1,320	7,053
Airports of Thailand PCL, NVDR	1,693	3,227
Bangkok Bank PCL	500	3,054
Bangkok Dusit Medical Services PCL, NVDR	5,600	3,652
Bangkok Life Assurance PCL, NVDR	2,298	2,691
Banpu PCL, NVDR	14,468	7,575
BTS Group Holdings PCL, NVDR	8,103	2,047
Bumrungrad Hospital PCL, NVDR	1,200	7,330
Central Pattana PCL, NVDR	7,671	18,907
Charoen Pokphand Foods PCL, NVDR	2,399	1,734
CP ALL PCL, NVDR	4,294	9,598
Delta Electronics Thailand PCL, NVDR	3,227	8,324
Electricity Generating PCL, NVDR	2,150	14,153
Energy Absolute PCL, NVDR	3,100	4,319
Glow Energy PCL, NVDR	3,312	8,848
Home Product Center PCL, NVDR	14,040	5,417
Indorama Ventures PCL, NVDR	7,728	11,594
Intouch Holdings PCL, NVDR	13,028	21,640
IRPC PCL, NVDR	36,547	6,938
Kasikornbank PCL	700	5,015
Krung Thai Bank PCL, NVDR	13,778	8,142
Land & Houses PCL, NVDR	82,852	26,636
Minor International PCL, NVDR	4,608	6,137
PTT Exploration & Production PCL, NVDR	3,700	10,338
PTT Global Chemical PCL, NVDR	10,238	24,921
PTT PCL, NVDR	730	9,209
Ratchaburi Electricity Generating Holding PCL, NVDR	11,968	20,429
Siam Cement PCL	200	2,915
Siam City Cement PCL, NVDR	349	3,131
Siam Commercial Bank PCL, NVDR	1,700	7,938
Thai Oil PCL, NVDR	2,200	6,265
Thai Union Group PCL, NVDR	7,618	4,292
TMB Bank PCL, NVDR	56,324	4,829
Total Access Communication PCL, NVDR*	2,896	3,746

		292,044

Turkey - 3.1%
Akbank TAS	2,350	5,409
Anadolu Efes Biracilik Ve Malt Sanayii AS	235	1,405
Arcelik AS	971	4,925
Aselsan Elektronik Sanayi Ve Ticaret AS	477	4,067

Aygaz AS	2,294	8,651
BIM Birlesik Magazalar AS	1,919	35,545
Coca-Cola Icecek AS	50	448
Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT*	23,856	15,024
Enka Insaat ve Sanayi AS	2,730	3,942
Eregli Demir ve Celik Fabrikalari TAS	3,742	8,248
Ford Otomotiv Sanayi AS	987	13,910
Haci Omer Sabanci Holding AS	126	328
KOC Holding AS	1,200	5,066
Migros Ticaret AS*	506	3,075
Petkim Petrokimya Holding AS	1,508	2,517
Soda Sanayii AS	11,531	14,524
TAV Havalimanlari Holding AS	1,662	8,306
Tofas Turk Otomobil Fabrikasi AS	1,675	13,379
Tupras Turkiye Petrol Rafinerileri AS	384	11,915
Turk Hava Yollari AO*	1,738	5,455
Turk Telekomunikasyon AS*	1,778	2,590
Turk Traktor ve Ziraat Makineleri AS	186	3,500
Turkcell Iletisim Hizmetleri AS	3,296	12,835
Turkiye Garanti Bankasi AS	2,425	5,966
Turkiye Halk Bankasi AS	2,017	4,585
Turkiye Is Bankasi, Class C	4,079	6,443
Turkiye Sinai Kalkinma Bankasi AS	11,543	3,990
Turkiye Sise ve Cam Fabrikalari AS	5,484	5,883
Turkiye Vakiflar Bankasi TAO, Class D	2,718	4,029
Ulker Biskuvi Sanayi AS	522	2,430
Yapi ve Kredi Bankasi AS*	1,638	1,740

		220,130

Ukraine - 0.0%
Kernel Holding SA	195	2,630

United Arab Emirates - 0.5%
Abu Dhabi Commercial Bank PJSC	1,115	2,140
Air Arabia PJSC	7,316	2,470
Aldar Properties PJSC	6,443	3,859
DAMAC Properties Dubai Co. PJSC	3,955	3,715
DP World Ltd.	141	3,391
Dubai Investments PJSC	4,249	2,846
Dubai Islamic Bank PJSC	1,864	3,060
Emaar Malls PJSC	3,660	2,142
Emaar Properties PJSC	4,405	9,055
Emirates Telecommunications Group Co. PJSC	502	2,242

		34,920

TOTAL COMMON STOCKS (Cost $6,369,866)		6,722,051

PREFERRED STOCKS - 3.4%
Brazil - 1.9%
Banco Bradesco SA	227	2,267
Bradespar SA	232	1,796
Braskem SA, Class A*	1,185	16,460
Cia de Gas de Sao Paulo - COMGAS, Class A	561	9,849
Cia de Transmissao de Energia Eletrica Paulista	843	15,723
Cia Energetica de Minas Gerais	717	1,448
Cia Paranaense de Energia, Class B	269	1,899
Itau Unibanco Holding SA	709	8,952
Itausa - Investimentos Itau SA	18,613	59,111
Telefonica Brasil SA	774	11,243

		128,748

Chile - 0.4%
Embotelladora Andina SA, Class B	1,935	8,456
Sociedad Quimica y Minera de Chile SA, Class B	348	18,801

		27,257

Colombia - 0.3%
Bancolombia SA	849	8,249
Cementos Argos SA	833	2,633
Grupo Aval Acciones y Valores SA	20,039	8,234
Grupo de Inversiones Suramericana SA	321	4,039

		23,155

Russia - 0.8%
Bashneft PJSC	23	591
Surgutneftegas OJSC	14,101	6,853
Tatneft PJSC, Series 3	1,724	10,445
Transneft PJSC	13	39,614

		57,503

TOTAL PREFERRED STOCKS (Cost $200,167)		236,663

RIGHTS - 0.0%
Taiwan - 0.0%
CTBC Financial Holding Co. Ltd., expires 12/15/17*(a) (Cost $0)	595	0

SECURITIES LENDING COLLATERAL - 0.0%
Deutsche Government & Agency Securities Portfolio “Deutsche Government Cash Institutional Shares”, 1.00%(d)(e)
(Cost $962)	962	962

TOTAL INVESTMENTS - 99.1%
(Cost $6,570,995)		$6,959,676
Other assets and liabilities, net - 0.9%		64,939

NET ASSETS - 100.0%		$7,024,615

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*	Non-income producing security.
(a)	Investment was valued using significant unobservable inputs.
(b)	Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(c)	All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2017 amounted to $891, which is 0.0% of net assets.
(d)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

ADR:	American Depositary Receipt
CPO:	Ordinary Participation Certificates
GDR:	Global Depositary Receipt
NVDR:	Non Voting Depositary Receipt
OJSC:	Open Joint Stock Company
PJSC:	Private Joint Stock Company
REIT:	Real Estate Investment Trust
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At November 30, 2017 the Xtrackers FTSE Emerging Comprehensive Factor ETF had the following sector diversification:

Sector Diversification	Market Value	As a % of Total Investments excluding Securities Lending Collateral
Industrials	$927,832	13.3%
Materials	914,083	13.2
Financials	913,611	13.1
Energy	756,288	10.8
Information Technology	715,910	10.3
Consumer Discretionary	623,233	9.0
Utilities	593,352	8.5
Consumer Staples	551,158	7.9
Real Estate	455,399	6.5
Telecommunication Services	307,068	4.5
Health Care	200,780	2.9

Total	$6,958,714	100.0%

At November 30, 2017, open futures contract purchased was as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation (f)
E-mini MSCI Emerging Markets Index Futures	USD	1	$55,500	$56,000	12/15/2017	$500

(f)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of November 30, 2017.

Currency Abbreviations

USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2017 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (g)	$6,717,767	$—	$4,284	$6,722,051
Preferred Stocks (g)	236,663	—	—	236,663
Rights	—	—	0	0
Short-Term Investments	962	—	—	962
Derivatives (h)
Futures Contracts	500	—	—	500

TOTAL	$6,955,892	$—	$4,284	$6,960,176

(g)	See Schedule of Investments for additional detailed categorizations.
(h)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

During the period ended November 30, 2017, the amount of transfers between Level 1 and Level 3 was $4,771. Investments were transferred from Level 1 to Level 3 as a result of a halt in trading on a securities exchange.

Transfers between price levels are recognized at the beginning of the reporting period.

DBX ETF Trust

Schedule of Investments

Xtrackers Russell 1000 Comprehensive Factor ETF

November 30, 2017 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 98.6%
Consumer Discretionary - 17.1%
Advance Auto Parts, Inc.	757	$76,457
Amazon.com, Inc.*	14	16,474
AMC Networks, Inc., Class A*	668	34,429
Aramark	5,779	246,185
AutoNation, Inc.*(a)	357	19,767
AutoZone, Inc.*	314	215,643
Bed Bath & Beyond, Inc.	2,117	47,400
Best Buy Co., Inc.	1,883	112,246
BorgWarner, Inc.	6,733	374,893
Bright Horizons Family Solutions, Inc.*	901	80,144
Brunswick Corp.	4,479	247,913
Burlington Stores, Inc.*	2,847	302,835
Cable One, Inc.	259	177,884
CalAtlantic Group, Inc.	1,038	58,170
CarMax, Inc.*	1,117	76,972
Carnival Corp.	7,648	502,015
Carter’s, Inc.	597	64,667
CBS Corp., Class B	3,850	215,831
Charter Communications, Inc., Class A*	16	5,219
Chipotle Mexican Grill, Inc.*	145	44,137
Choice Hotels International, Inc.	1,105	86,743
Cinemark Holdings, Inc. (a)	4,711	170,114
Comcast Corp., Class A	1,607	60,327
D.R. Horton, Inc.	3,459	176,409
Darden Restaurants, Inc.	8,918	751,966
Delphi Automotive PLC	7,670	802,819
Dick’s Sporting Goods, Inc.	3,287	96,835
Discovery Communications, Inc., Class A*(a)	2,519	47,911
Discovery Communications, Inc., Class C*	3,718	67,221
DISH Network Corp., Class A*	2,580	130,677
Dollar General Corp.	1,210	106,577
Dollar Tree, Inc.*	1,469	150,954
Domino’s Pizza, Inc.	1,688	314,238
Dunkin’ Brands Group, Inc.	1,601	95,580
Expedia, Inc.	488	59,780
Extended Stay America, Inc.	3,420	59,747
Floor & Decor Holdings, Inc., Class A*	171	6,941
Foot Locker, Inc.	8,589	367,953
Ford Motor Co.	3,566	44,646
GameStop Corp., Class A (a)	320	6,000
Gap, Inc.	7,261	234,603
Garmin Ltd.	5,512	342,185
General Motors Co.	5,506	237,254
Gentex Corp.	12,012	246,006
Genuine Parts Co.	3,596	334,320
Goodyear Tire & Rubber Co.	4,735	153,272
Graham Holdings Co., Class B	324	188,924
H&R Block, Inc.	11,216	293,635
Hanesbrands, Inc. (a)	741	15,479
Harley-Davidson, Inc. (a)	5,793	290,809
Hasbro, Inc.	3,413	317,477
Hilton Grand Vacations, Inc.*	530	21,184
Hilton Worldwide Holdings, Inc.	1,339	103,853
Home Depot, Inc.	772	138,821
Hyatt Hotels Corp., Class A*	1,127	81,550
International Game Technology PLC	1,925	52,918
Interpublic Group of Companies, Inc.	6,958	137,629
John Wiley & Sons, Inc., Class A	2,045	120,962
Kohl’s Corp.	3,651	175,138
L Brands, Inc.	743	41,660
Las Vegas Sands Corp.	932	64,578
Lear Corp.	5,589	1,010,994
Leggett & Platt, Inc.	4,596	221,711
Lennar Corp., Class A	1,938	121,668
Liberty Broadband Corp., Class A*	444	38,055
Liberty Broadband Corp., Class C*	2,116	183,986
Liberty Interactive Corp., Class A*	5,126	125,074
Liberty Media Corp.-Liberty Formula One, Class A*	2,380	82,800
Liberty Media Corp.-Liberty Formula One, Class C*	2,373	86,377
Liberty Media Corp-Liberty SiriusXM, Class A*	1,626	66,292
Liberty Media Corp-Liberty SiriusXM, Class C*	3,462	141,284
Liberty Ventures, Series A*(a)	8,665	483,594
Live Nation Entertainment, Inc.*	5,279	239,561
LKQ Corp.*	925	36,464
Lowe’s Cos., Inc.	3,120	260,114
Macy’s, Inc. (a)	511	12,162
Madison Square Garden Co., Class A*	104	22,532
Mattel, Inc. (a)	669	12,209
McDonald’s Corp.	862	148,238
MGM Resorts International	1,524	51,999
Michael Kors Holdings Ltd.*	315	18,409

Michaels Cos., Inc.*	346	7,474
Mohawk Industries, Inc.*	1,436	405,828
Murphy USA, Inc.*	710	55,984
News Corp., Class A	20,019	323,507
News Corp., Class B	6,619	108,552
NIKE, Inc., Class B	1,757	106,158
Nordstrom, Inc.	6,051	275,018
Norwegian Cruise Line Holdings Ltd.*	1,430	77,449
NVR, Inc.*	276	959,100
Omnicom Group, Inc.	4,405	314,693
O’Reilly Automotive, Inc.*	831	196,291
Penske Automotive Group, Inc.	618	29,886
Polaris Industries, Inc. (a)	681	86,494
Pool Corp.	2,889	362,974
Priceline Group, Inc.*	55	95,684
PulteGroup, Inc.	4,402	150,240
PVH Corp.	875	117,731
Ralph Lauren Corp.	261	24,834
Regal Entertainment Group, Class A (a)	4,439	89,712
Ross Stores, Inc.	7,578	576,155
Royal Caribbean Cruises Ltd.	1,891	234,257
Scripps Networks Interactive, Inc., Class A	3,164	258,942
Service Corp. International	5,087	187,965
ServiceMaster Global Holdings, Inc.*	693	33,874
Signet Jewelers Ltd. (a)	250	13,073
Sirius XM Holdings, Inc. (a)	23,381	128,596
Six Flags Entertainment Corp. (a)	1,896	124,036
Starbucks Corp.	1,874	108,355
Tapestry, Inc.	3,721	155,128
Target Corp.	3,137	187,906
TEGNA, Inc.	3,977	52,815
Thor Industries, Inc.	3,002	460,957
Tiffany & Co.	5,215	492,818
Time Warner, Inc.	1,666	152,456
TJX Cos., Inc.	3,599	271,904
Toll Brothers, Inc.	2,516	126,630
Tractor Supply Co.	262	17,879
Tribune Media Co., Class A	691	28,469
Tupperware Brands Corp.	3,808	240,361
Twenty-First Century Fox, Inc., Class A	1,186	37,881
Twenty-First Century Fox, Inc., Class B	595	18,534
Ulta Beauty, Inc.*	345	76,490
Vail Resorts, Inc.	1,629	366,786
VF Corp.	1,360	99,226
Viacom, Inc., Class B	364	10,308
Visteon Corp.*	1,107	145,781
Walt Disney Co.	755	79,139
Wendy’s Co.	4,187	62,344
Whirlpool Corp.	923	155,590
Williams-Sonoma, Inc. (a)	3,001	153,531
Wyndham Worldwide Corp.	5,214	586,001
Yum China Holdings, Inc.	6,845	279,481
Yum! Brands, Inc.	4,705	392,726

		23,582,502

Consumer Staples - 4.2%
Altria Group, Inc.	673	45,650
Archer-Daniels-Midland Co.	3,002	119,720
Brown-Forman Corp., Class A	512	30,879
Brown-Forman Corp., Class B	2,235	133,653
Bunge Ltd.	3,235	216,454
Campbell Soup Co.	1,216	59,949
Casey’s General Stores, Inc.	537	64,843
Church & Dwight Co., Inc.	3,637	171,266
Clorox Co.	1,115	155,308
Coca-Cola Co.	314	14,372
Colgate-Palmolive Co.	1,803	130,627
Conagra Brands, Inc.	1,812	67,642
Constellation Brands, Inc., Class A	491	106,837
Costco Wholesale Corp.	1,883	347,282
CVS Health Corp.	1,117	85,562
Dr Pepper Snapple Group, Inc.	1,786	161,079
Edgewell Personal Care Co.*	250	14,497
Energizer Holdings, Inc. (a)	248	11,391
Estee Lauder Cos., Inc., Class A	2,008	250,659
Flowers Foods, Inc.	5,711	114,106
General Mills, Inc.	1,685	95,304
Hershey Co.	2,403	266,565
Hormel Foods Corp.	4,782	174,304
Ingredion, Inc.	926	128,232
JM Smucker Co.	821	95,786
Kellogg Co. (a)	844	55,839
Kimberly-Clark Corp.	1,252	149,939
Kraft Heinz Co.	154	12,531
Kroger Co.	2,792	72,201
Lamb Weston Holdings, Inc.	5,515	299,851
McCormick & Co., Inc.	1,854	189,442
Molson Coors Brewing Co., Class B	180	14,058
Mondelez International, Inc., Class A	900	38,646
Monster Beverage Corp.*	257	16,106

Nu Skin Enterprises, Inc., Class A	76	5,161
PepsiCo, Inc.	398	46,375
Philip Morris International, Inc.	347	35,654
Pilgrim’s Pride Corp.*	339	12,431
Pinnacle Foods, Inc.	3,226	187,850
Post Holdings, Inc.*	769	61,097
Procter & Gamble Co.	441	39,686
Seaboard Corp.	15	64,876
Spectrum Brands Holdings, Inc. (a)	531	61,001
Sprouts Farmers Market, Inc.*	2,436	56,954
Sysco Corp.	13,254	765,153
TreeHouse Foods, Inc.*(a)	77	3,543
Tyson Foods, Inc., Class A	2,461	202,417
US Foods Holding Corp.*	5,033	146,561
Walgreens Boots Alliance, Inc.	1,524	110,886
Wal-Mart Stores, Inc.	669	65,047

		5,775,272

Energy - 0.8%
Andeavor	366	38,602
Baker Hughes a GE Co.	2,774	82,471
Chevron Corp.	113	13,446
Cimarex Energy Co.	75	8,708
ConocoPhillips	414	21,064
Energen Corp.*	145	8,187
EOG Resources, Inc.	162	16,576
Exxon Mobil Corp.	98	8,162
Helmerich & Payne, Inc. (a)	354	20,737
HollyFrontier Corp.	759	33,760
Kinder Morgan, Inc.	2,406	41,455
Marathon Petroleum Corp.	2,988	187,138
Occidental Petroleum Corp.	173	12,197
Oceaneering International, Inc.	753	14,714
ONEOK, Inc.	1,433	74,373
Phillips 66	413	40,292
Pioneer Natural Resources Co.	94	14,668
Targa Resources Corp.	159	6,901
Valero Energy Corp.	4,403	376,985
Williams Cos., Inc.	572	16,617

		1,037,053

Financials - 17.6%
Affiliated Managers Group, Inc.	1,006	199,862
Aflac, Inc.	3,319	290,877
AGNC Investment Corp. REIT	7,668	152,593
Alleghany Corp.*	267	156,142
Allstate Corp.	4,607	472,955
Ally Financial, Inc.	6,004	161,267
American Express Co.	2,893	282,675
American Financial Group, Inc.	2,974	312,448
American International Group, Inc.	357	21,406
American National Insurance Co.	93	11,657
Ameriprise Financial, Inc.	1,518	247,783
Annaly Capital Management, Inc. REIT	30,237	352,866
Aon PLC	2,649	371,443
Arch Capital Group Ltd.*	3,769	356,887
Arthur J Gallagher & Co.	5,882	387,212
Aspen Insurance Holdings Ltd.	2,283	93,603
Associated Banc-Corp.	5,116	130,458
Assurant, Inc.	1,840	185,601
Assured Guaranty Ltd.	6,658	241,752
Athene Holding, Ltd., Class A*	408	19,613
Axis Capital Holdings Ltd.	4,304	225,487
Bank of America Corp.	829	23,353
Bank of Hawaii Corp.	645	54,748
Bank of New York Mellon Corp.	2,291	125,409
Bank of the Ozarks	1,085	52,319
BankUnited, Inc.	1,184	44,080
BB&T Corp.	3,317	163,926
Berkshire Hathaway, Inc., Class B*	424	81,836
BGC Partners, Inc., Class A	2,991	48,843
BlackRock, Inc.	76	38,090
BOK Financial Corp.	168	14,952
Brighthouse Financial, Inc.*	107	6,290
Brown & Brown, Inc.	4,737	242,771
Capital One Financial Corp.	2,811	258,612
Cboe Global Markets, Inc.	3,136	387,076
Charles Schwab Corp.	848	41,374
Chimera Investment Corp. REIT	19,446	355,862
Chubb Ltd.	1,186	180,402
Cincinnati Financial Corp.	2,204	164,705
CIT Group, Inc.	1,121	55,871
Citigroup, Inc.	774	58,437
Citizens Financial Group, Inc.	3,878	157,835
CME Group, Inc.	880	131,595
CNA Financial Corp.	987	53,673
Comerica, Inc.	1,157	96,390
Commerce Bancshares, Inc.	1,523	86,232
Credit Acceptance Corp.*(a)	321	97,231
Cullen/Frost Bankers, Inc.	1,011	99,492
Discover Financial Services	6,021	425,083
E*TRADE Financial Corp.*	2,945	141,772
East West Bancorp, Inc.	2,452	150,896
Eaton Vance Corp.	7,412	409,735
Erie Indemnity Co., Class A	1,797	222,630
Everest Re Group Ltd.	4,091	898,384
FactSet Research Systems, Inc.	1,206	241,055

Federated Investors, Inc., Class B	2,644	88,733
Fifth Third Bancorp	10,014	305,527
First American Financial Corp.	5,522	306,968
First Hawaiian, Inc.	458	13,406
First Horizon National Corp.	2,981	57,802
First Republic Bank	1,119	106,909
FNB Corp.	2,219	31,488
FNF Group	11,976	484,549
Franklin Resources, Inc.	10,101	437,878
Goldman Sachs Group, Inc.	419	103,761
Granite Point Mortgage Trust, Inc. REIT	132	2,369
Hanover Insurance Group, Inc.	730	78,548
Hartford Financial Services Group, Inc.	2,223	127,689
Huntington Bancshares, Inc.	10,268	147,859
Interactive Brokers Group, Inc., Class A	181	10,328
Intercontinental Exchange, Inc.	1,433	102,388
Invesco Ltd.	3,674	132,889
JPMorgan Chase & Co.	182	19,023
KeyCorp	7,714	146,412
Lazard Ltd., Class A	10,019	493,436
Legg Mason, Inc.	3,921	156,683
Leucadia National Corp.	7,071	186,038
Lincoln National Corp.	2,201	168,487
Loews Corp.	3,198	160,795
LPL Financial Holdings, Inc.	4,486	232,554
M&T Bank Corp.	820	138,539
Markel Corp.*	69	76,376
MarketAxess Holdings, Inc.	585	114,233
Marsh & McLennan Cos., Inc.	5,409	453,977
Mercury General Corp.	593	32,544
MetLife, Inc.	1,269	68,120
MFA Financial, Inc. REIT (a)	12,118	96,944
Moody’s Corp.	1,185	179,907
Morgan Stanley	915	47,223
Morningstar, Inc.	438	40,427
MSCI, Inc.	3,125	402,187
Nasdaq, Inc.	411	32,535
Navient Corp.	1,549	19,533
New Residential Investment Corp. REIT	15,990	282,863
New York Community Bancorp, Inc.	2,576	34,364
Northern Trust Corp.	1,192	116,554
Old Republic International Corp.	8,781	184,138
PacWest Bancorp	2,042	97,322
People’s United Financial, Inc.	3,173	60,350
PNC Financial Services Group, Inc.	1,085	152,508
Popular, Inc.	1,608	56,859
Principal Financial Group, Inc.	4,138	292,929
ProAssurance Corp.	2,074	128,277
Progressive Corp.	15,169	806,687
Prosperity Bancshares, Inc.	1,084	75,923
Prudential Financial, Inc.	1,884	218,243
Raymond James Financial, Inc.	860	75,938
Regions Financial Corp.	13,951	231,447
Reinsurance Group of America, Inc.	2,698	437,211
RenaissanceRe Holdings Ltd.	2,556	339,053
S&P Global, Inc.	2,978	492,799
Santander Consumer USA Holdings, Inc.	667	11,499
SEI Investments Co.	3,069	215,935
Signature Bank*	336	46,126
SLM Corp.*	2,244	25,963
Starwood Property Trust, Inc. REIT	3,116	67,555
State Street Corp.	1,755	167,339
SunTrust Banks, Inc.	1,176	72,477
SVB Financial Group*	261	59,414
Synchrony Financial	5,753	206,475
Synovus Financial Corp.	1,947	96,630
T. Rowe Price Group, Inc.	2,983	307,010
TCF Financial Corp.	3,180	64,586
TD Ameritrade Holding Corp.	1,939	99,219
Torchmark Corp.	5,537	491,962
Travelers Cos., Inc.	2,389	323,877
Two Harbors Investment Corp. REIT	8,458	135,328
Unum Group	7,318	414,345
US Bancorp	1,467	80,905
Validus Holdings Ltd.	4,643	228,343
Voya Financial, Inc.	1,793	79,251
W.R. Berkley Corp.	4,434	306,478
Webster Financial Corp.	1,555	89,210
Wells Fargo & Co.	280	15,812
Western Alliance Bancorp*	1,209	70,340
Willis Towers Watson PLC	528	84,902
XL Group Ltd.	4,308	167,237
Zions Bancorporation	2,305	114,213

		24,216,506

Health Care - 9.3%
Abbott Laboratories	2,155	121,477
AbbVie, Inc.	730	70,752
Aetna, Inc.	510	91,892
Agilent Technologies, Inc.	3,963	274,398

Alexion Pharmaceuticals, Inc.*	82	9,004
Align Technology, Inc.*	678	176,877
Allergan PLC	190	33,028
AmerisourceBergen Corp.	2,660	225,621
Amgen, Inc.	431	75,709
Anthem, Inc.	2,612	613,716
Baxter International, Inc.	20,241	1,326,393
Becton Dickinson and Co.	772	176,178
Biogen, Inc.*	447	144,010
Bio-Rad Laboratories, Inc., Class A*	706	191,538
Bio-Techne Corp.	614	82,736
Bioverativ, Inc.*	4,604	230,292
Boston Scientific Corp.*	2,092	54,978
Bristol-Myers Squibb Co.	226	14,281
Bruker Corp.	854	30,044
C.R. Bard, Inc.	1,042	350,049
Cardinal Health, Inc.	5,586	330,635
Celgene Corp.*	333	33,576
Centene Corp.*	269	27,462
Cerner Corp.*	4,138	292,515
Charles River Laboratories International, Inc.*	781	81,380
Cigna Corp.	3,726	788,906
Cooper Cos., Inc.	1,181	284,834
Danaher Corp.	1,042	98,323
DaVita, Inc.*	1,388	84,751
Edwards Lifesciences Corp.*	667	78,172
Eli Lilly & Co.	950	80,408
Express Scripts Holding Co.*	1,525	99,399
Gilead Sciences, Inc.	519	38,811
HCA Healthcare, Inc.*	2,350	199,750
Henry Schein, Inc.*	3,257	232,713
Hill-Rom Holdings, Inc.	3,170	268,023
Hologic, Inc.*	4,406	183,818
Humana, Inc.	1,187	309,641
IDEXX Laboratories, Inc.*	1,363	213,187
Illumina, Inc.*	140	32,204
Intuitive Surgical, Inc.*	426	170,306
Johnson & Johnson	261	36,365
Laboratory Corp. of America Holdings*	2,051	324,612
LifePoint Health, Inc.*	869	41,538
McKesson Corp.	657	97,065
MEDNAX, Inc.*	486	24,198
Medtronic PLC	443	36,384
Merck & Co., Inc.	602	33,273
Mettler-Toledo International, Inc.*	570	358,650
Mylan N.V.*	188	6,868
Patterson Cos., Inc.	1,390	50,805
PerkinElmer, Inc.	1,873	138,003
Pfizer, Inc.	669	24,258
Premier, Inc., Class A*	333	9,664
QIAGEN NV*	4,268	136,149
Quest Diagnostics, Inc.	5,806	571,659
Regeneron Pharmaceuticals, Inc.*	27	9,770
ResMed, Inc.	2,063	176,180
STERIS PLC	2,069	186,127
Stryker Corp.	699	109,044
Teleflex, Inc.	879	233,392
Thermo Fisher Scientific, Inc.	504	97,151
United Therapeutics Corp.*	1,414	183,806
UnitedHealth Group, Inc.	692	157,894
Universal Health Services, Inc., Class B	985	106,725
Varian Medical Systems, Inc.*	4,475	500,081
Veeva Systems, Inc., Class A*	231	13,909
Waters Corp.*	1,549	305,416
WellCare Health Plans, Inc.*	926	197,229
West Pharmaceutical Services, Inc.	2,609	260,717
Zimmer Biomet Holdings, Inc.	616	72,134
Zoetis, Inc.	1,891	136,700

		12,857,553

Industrials - 19.0%
3M Co.	516	125,460
AECOM*	1,126	42,225
AGCO Corp.	1,530	108,293
Air Lease Corp.	3,578	154,927
Alaska Air Group, Inc.	3,681	254,615
Allegion PLC	1,960	164,914
Allison Transmission Holdings, Inc.	4,492	184,352
AMERCO	97	35,955
American Airlines Group, Inc.	2,573	129,911
AMETEK, Inc.	4,225	307,115
AO Smith Corp.	4,654	295,157
Arconic, Inc.	1,463	36,004
Armstrong World Industries, Inc.*	325	19,484
Boeing Co.	1,751	484,677
BWX Technologies, Inc.	4,743	296,200
C.H. Robinson Worldwide, Inc.	1,261	109,266
Carlisle Cos., Inc.	1,710	196,599
Caterpillar, Inc.	695	98,099
Cintas Corp.	2,947	463,976
Clean Harbors, Inc.*	180	9,695
Colfax Corp.*	850	31,671
Copa Holdings SA, Class A	681	91,383
Copart, Inc.*	7,196	310,579

Crane Co.	2,325	198,485
CSX Corp.	2,371	132,183
Cummins, Inc.	3,496	585,230
Deere & Co.	1,892	283,535
Delta Air Lines, Inc.	9,349	494,749
Donaldson Co., Inc.	4,913	245,159
Dover Corp.	1,428	139,530
Dun & Bradstreet Corp.	165	20,313
Eaton Corp. PLC	3,570	277,675
Emerson Electric Co.	1,843	119,463
Equifax, Inc.	1,888	215,459
Expeditors International of Washington, Inc.	4,965	321,633
Fastenal Co.	2,662	139,462
FedEx Corp.	839	194,195
Flowserve Corp.	455	19,374
Fluor Corp.	690	33,403
Fortive Corp.	3,466	258,737
Fortune Brands Home & Security, Inc.	2,623	179,466
General Dynamics Corp.	1,351	279,873
Genesee & Wyoming, Inc., Class A*	228	17,971
Graco, Inc.	1,860	244,757
HD Supply Holdings, Inc.*	2,179	80,579
HEICO Corp.	606	54,758
HEICO Corp., Class A	1,622	123,110
Hexcel Corp.	4,564	282,968
Honeywell International, Inc.	779	121,493
Hubbell, Inc.	1,792	225,416
Huntington Ingalls Industries, Inc.	2,324	561,641
IDEX Corp.	1,545	209,456
IHS Markit Ltd.*	1,440	64,253
Illinois Tool Works, Inc.	1,803	305,158
Ingersoll-Rand PLC	5,161	452,207
ITT, Inc.	3,367	182,491
Jacobs Engineering Group, Inc.	4,660	305,836
JB Hunt Transport Services, Inc.	3,073	341,533
JetBlue Airways Corp.*	20,270	435,197
Kansas City Southern	870	97,562
KAR Auction Services, Inc.	2,829	142,497
Kirby Corp.*	588	39,572
L3 Technologies, Inc.	1,852	367,789
Landstar System, Inc.	2,886	297,835
Lennox International, Inc.	1,688	354,041
Lincoln Electric Holdings, Inc.	2,324	211,809
Lockheed Martin Corp.	817	260,721
Macquarie Infrastructure Corp.	987	65,912
ManpowerGroup, Inc.	5,654	728,801
Masco Corp.	4,193	179,922
Middleby Corp.*	577	73,579
MSC Industrial Direct Co., Inc., Class A	3,256	293,268
Nielsen Holdings PLC	665	24,419
Nordson Corp.	1,701	218,340
Norfolk Southern Corp.	1,752	242,880
Northrop Grumman Corp.	1,007	309,552
Old Dominion Freight Line, Inc.	3,600	465,264
Orbital ATK, Inc.	1,298	171,258
Oshkosh Corp.	3,165	284,977
Owens Corning	4,193	370,452
PACCAR, Inc.	2,914	204,942
Parker-Hannifin Corp.	2,346	439,852
Pentair PLC	920	65,467
Pitney Bowes, Inc.	861	9,187
Quanta Services, Inc.*	9,942	376,802
Raytheon Co.	1,965	375,610
Regal Beloit Corp.	2,305	177,370
Republic Services, Inc.	3,308	214,821
Robert Half International, Inc.	9,084	518,151
Rockwell Automation, Inc.	1,869	360,866
Rockwell Collins, Inc.	1,955	258,666
Rollins, Inc.	3,964	183,731
Roper Technologies, Inc.	406	108,487
Ryder System, Inc.	1,043	86,027
Sensata Technologies Holding NV*	1,899	94,855
Snap-on, Inc.	2,465	417,645
Southwest Airlines Co.	11,087	672,648
Spirit AeroSystems Holdings, Inc., Class A	5,761	485,364
Spirit Airlines, Inc.*	827	35,255
Stanley Black & Decker, Inc.	3,310	561,475
Stericycle, Inc.*	258	17,108
Teledyne Technologies, Inc.*	1,439	267,999
Textron, Inc.	4,813	268,132
Timken Co.	4,054	202,295
Toro Co.	7,319	477,565
TransDigm Group, Inc.	240	68,110
TransUnion*	963	53,466
Trinity Industries, Inc.	511	18,217
Union Pacific Corp.	1,388	175,582
United Continental Holdings, Inc.*	2,601	164,695
United Parcel Service, Inc., Class B	1,113	135,174
United Rentals, Inc.*	498	79,421
United Technologies Corp.	680	82,586
Univar, Inc.*	909	26,779
USG Corp.*(a)	653	24,821
Valmont Industries, Inc.	675	116,640

Verisk Analytics, Inc.*	1,128	108,762
W.W. Grainger, Inc.	401	88,745
WABCO Holdings, Inc.*	1,199	179,191
Wabtec Corp. (a)	72	5,537
Waste Management, Inc.	3,545	291,576
Watsco, Inc.	1,389	232,657
Welbilt, Inc.*	1,966	44,117
WESCO International, Inc.*	539	35,331
XPO Logistics, Inc.*(a)	182	14,383
Xylem, Inc.	564	39,108

		26,162,973

Information Technology - 14.0%
Accenture PLC, Class A	1,103	163,255
Activision Blizzard, Inc.	2,694	168,106
Adobe Systems, Inc.*	1,039	188,547
Akamai Technologies, Inc.*	616	34,360
Alliance Data Systems Corp.	600	143,562
Alphabet, Inc., Class A*	17	17,615
Alphabet, Inc., Class C*	24	24,514
Amdocs Ltd.	7,075	461,927
Amphenol Corp., Class A	2,394	216,872
Analog Devices, Inc.	3,770	324,635
ANSYS, Inc.*	2,622	388,554
Apple, Inc.	832	142,979
Applied Materials, Inc.	6,484	342,161
Arista Networks, Inc.*	70	16,318
Arrow Electronics, Inc.*	1,327	107,129
Autodesk, Inc.*	65	7,130
Automatic Data Processing, Inc.	1,812	207,401
Avnet, Inc.	367	15,197
Booz Allen Hamilton Holding Corp.	3,087	119,436
Broadridge Financial Solutions, Inc.	2,888	260,671
CA, Inc.	2,314	76,524
Cadence Design Systems, Inc.*	9,581	420,702
CDK Global, Inc.	1,205	83,253
CDW Corp.	8,900	623,089
Cisco Systems, Inc.	1,632	60,874
Citrix Systems, Inc.*	3,167	277,524
Cognex Corp.	1,091	151,180
Cognizant Technology Solutions Corp., Class A	2,185	157,932
Coherent, Inc.*	281	82,041
CommScope Holding Co., Inc.*	816	29,368
Conduent, Inc.*	2,068	31,558
CoreLogic, Inc.*	1,668	72,741
Corning, Inc.	33,788	1,094,393
CoStar Group, Inc.*	239	72,888
CSRA, Inc.	2,966	85,806
Dell Technologies, Inc., Class V*	1,694	132,539
Dolby Laboratories, Inc., Class A	1,979	123,054
DST Systems, Inc.	768	48,061
DXC Technology Co.	277	26,631
eBay, Inc.*	20,214	700,819
EchoStar Corp., Class A*	3,414	204,328
Electronic Arts, Inc.*	925	98,374
Euronet Worldwide, Inc.*	92	8,404
F5 Networks, Inc.*	1,124	150,841
Fidelity National Information Services, Inc.	1,621	152,909
Fiserv, Inc.*	1,551	203,879
FleetCor Technologies, Inc.*	140	25,462
FLIR Systems, Inc.	3,849	179,286
Fortinet, Inc.*	1,003	42,186
Gartner, Inc.*	1,048	126,693
Genpact Ltd.	2,695	86,887
Global Payments, Inc.	162	16,291
GoDaddy, Inc., Class A*	272	13,233
Guidewire Software, Inc.*	235	17,482
Harris Corp.	3,804	549,678
Hewlett Packard Enterprise Co.	11,538	160,955
HP, Inc.	34,164	732,818
IAC/InterActiveCorp*	428	54,472
Intel Corp.	2,571	115,284
International Business Machines Corp.	356	54,813
Intuit, Inc.	1,717	269,947
IPG Photonics Corp.*	523	119,757
Jabil, Inc.	7,932	228,838
Jack Henry & Associates, Inc.	2,662	306,982
Juniper Networks, Inc.	8,027	222,830
Keysight Technologies, Inc.*	4,570	198,795
KLA-Tencor Corp.	2,810	287,294
Lam Research Corp.	2,559	492,172
Mastercard, Inc., Class A	677	101,868
Maxim Integrated Products, Inc.	5,620	294,095
Microchip Technology, Inc. (a)	455	39,580
Microsoft Corp.	594	49,997
Motorola Solutions, Inc.	3,415	321,386
National Instruments Corp.	3,679	161,692
NCR Corp.*	3,284	102,756
NetApp, Inc.	17,809	1,006,387
Nuance Communications, Inc.*	1,760	27,350
NVIDIA Corp.	271	54,392
NXP Semiconductors NV*	335	37,986
ON Semiconductor Corp.*	929	18,654
Oracle Corp.	524	25,707

Paychex, Inc.	3,231	217,479
PayPal Holdings, Inc.*	1,518	114,958
PTC, Inc.*	365	23,243
Qorvo, Inc.*	403	30,862
QUALCOMM, Inc.	2,292	152,051
Red Hat, Inc.*	1,550	196,478
Sabre Corp.	1,201	23,912
salesforce.com, Inc.*	234	24,411
Skyworks Solutions, Inc.	2,049	214,612
SS&C Technologies Holdings, Inc.	1,301	53,718
Synopsys, Inc.*	6,397	578,161
Take-Two Interactive Software, Inc.*	1,629	181,715
Teradata Corp.*(a)	2,433	92,478
Teradyne, Inc.	6,894	279,000
Texas Instruments, Inc.	3,426	333,316
Total System Services, Inc.	1,388	103,212
Trimble, Inc.*	2,494	104,723
Tyler Technologies, Inc.*	492	89,997
Ultimate Software Group, Inc.*(a)	163	34,398
Vantiv, Inc., Class A*	961	72,075
VeriSign, Inc.*(a)	1,649	189,800
Versum Materials, Inc.	6,107	234,509
Visa, Inc., Class A	436	49,089
VMware, Inc., Class A*(a)	1,358	163,109
Western Union Co.	4,779	94,098
Workday, Inc., Class A*	88	9,064
Xerox Corp.	2,889	85,688
Xilinx, Inc.	7,468	519,101
Zebra Technologies Corp., Class A*	411	45,342

		19,374,685

Materials - 5.9%
Air Products & Chemicals, Inc.	1,553	253,201
Albemarle Corp.	2,896	388,991
Alcoa Corp.*	519	21,544
AptarGroup, Inc.	1,385	122,448
Ashland Global Holdings, Inc.	2,688	198,858
Avery Dennison Corp.	4,178	476,793
Axalta Coating Systems Ltd.*	3,073	97,291
Bemis Co., Inc.	1,102	51,706
Berry Global Group, Inc.*	2,547	152,234
Cabot Corp.	2,356	144,281
Celanese Corp., Series A	3,595	385,528
Crown Holdings, Inc.*	2,733	163,242
Domtar Corp.	2,358	113,703
DowDuPont, Inc.	3,498	251,716
Eagle Materials, Inc.	611	68,389
Eastman Chemical Co.	2,603	240,439
Ecolab, Inc.	1,087	147,745
FMC Corp.	2,396	226,182
Graphic Packaging Holding Co.	10,178	155,825
Huntsman Corp.	2,388	76,321
International Flavors & Fragrances, Inc.	1,587	246,683
International Paper Co.	6,007	340,056
LyondellBasell Industries NV, Class A	2,296	240,391
Martin Marietta Materials, Inc.	428	89,191
Monsanto Co.	869	102,837
Mosaic Co.	1,717	41,706
NewMarket Corp.	348	139,381
Nucor Corp.	4,241	243,858
Olin Corp.	8,694	309,854
Owens-Illinois, Inc.*	4,145	100,392
Packaging Corp. of America	2,902	344,177
PPG Industries, Inc.	1,274	148,867
Praxair, Inc.	1,899	292,294
Reliance Steel & Aluminum Co.	709	55,735
RPM International, Inc.	4,173	221,044
Scotts Miracle-Gro Co.	1,711	169,218
Sealed Air Corp.	1,290	61,985
Sherwin-Williams Co.	571	228,069
Silgan Holdings, Inc.	5,001	144,429
Sonoco Products Co.	4,424	236,728
Southern Copper Corp.	178	7,485
Steel Dynamics, Inc.	5,410	208,285
Valvoline, Inc.	4,365	107,641
Vulcan Materials Co.	412	51,768
Westlake Chemical Corp.	238	23,307
WestRock Co.	4,320	269,611

		8,161,429

Real Estate - 4.7%
Alexandria Real Estate Equities, Inc. REIT	77	9,784
American Campus Communities, Inc. REIT	437	18,520
American Homes 4 Rent, Class A REIT	746	16,024
American Tower Corp. REIT	669	96,289
Apartment Investment & Management Co., Class A REIT	435	19,179
Apple Hospitality REIT, Inc. REIT	4,347	84,680
AvalonBay Communities, Inc. REIT	1,092	198,012
Boston Properties, Inc. REIT	431	54,039
Brandywine Realty Trust REIT	1,009	17,385

Brixmor Property Group, Inc. REIT	602	10,878
Camden Property Trust REIT	2,880	262,886
CBRE Group, Inc., Class A*	6,993	303,216
Colony NorthStar, Inc., Class A REIT	2,553	31,121
Columbia Property Trust, Inc. REIT	519	11,818
CoreCivic, Inc. REIT	1,215	28,565
CoreSite Realty Corp. REIT	519	58,896
Corporate Office Properties Trust REIT	604	18,325
Crown Castle International Corp. REIT	337	38,081
CubeSmart REIT	338	9,647
CyrusOne, Inc. REIT	154	9,357
DCT Industrial Trust, Inc. REIT	1,025	61,643
Digital Realty Trust, Inc. REIT	1,841	214,845
Douglas Emmett, Inc. REIT	860	34,667
Duke Realty Corp. REIT	4,649	130,776
Empire State Realty Trust, Inc., Class A REIT	1,106	22,452
EPR Properties REIT	921	62,462
Equinix, Inc. REIT	63	29,263
Equity Commonwealth REIT*	2,358	70,881
Equity LifeStyle Properties, Inc. REIT	1,691	152,714
Equity Residential REIT	11,090	741,034
Essex Property Trust, Inc. REIT	511	126,212
Extra Space Storage, Inc. REIT	608	51,899
Federal Realty Investment Trust REIT	173	22,872
Gaming and Leisure Properties, Inc. REIT	4,410	160,171
GGP, Inc. REIT	1,790	42,065
HCP, Inc. REIT	3,159	83,524
Healthcare Trust of America, Inc., Class A REIT	593	18,140
Highwoods Properties, Inc. REIT	953	48,403
Hospitality Properties Trust REIT	5,410	162,246
Host Hotels & Resorts, Inc. REIT	23,829	471,576
Howard Hughes Corp.*	324	40,176
Hudson Pacific Properties, Inc. REIT	539	19,205
Iron Mountain, Inc. REIT	430	17,574
JBG SMITH Properties REIT	525	17,488
Jones Lang LaSalle, Inc.	920	140,291
Kilroy Realty Corp. REIT	2,041	153,851
Lamar Advertising Co., Class A REIT	3,998	300,770
Liberty Property Trust REIT	4,742	212,821
Macerich Co. REIT	392	25,382
Medical Properties Trust, Inc. REIT	2,065	28,270
Mid-America Apartment Communities, Inc. REIT	364	37,288
National Retail Properties, Inc. REIT	496	20,371
Omega Healthcare Investors, Inc. REIT (a)	4,868	130,706
Outfront Media, Inc. REIT	1,696	39,788
Park Hotels & Resorts, Inc. REIT	1,133	33,084
Piedmont Office Realty Trust, Inc., Class A REIT	2,240	44,666
Prologis, Inc. REIT	2,613	173,059
Public Storage REIT	313	66,707
Rayonier, Inc. REIT	5,453	172,042
Realogy Holdings Corp.	1,962	54,759
Realty Income Corp. REIT	351	19,410
Regency Centers Corp. REIT	150	10,171
Retail Properties of America, Inc., Class A REIT	1,558	20,347
SBA Communications Corp. REIT*	364	61,789
Senior Housing Properties Trust REIT	3,311	63,406
Simon Property Group, Inc. REIT	186	30,086
SL Green Realty Corp. REIT	421	43,039
STORE Capital Corp. REIT	320	8,262
Sun Communities, Inc. REIT	256	23,823
Tanger Factory Outlet Centers, Inc. REIT (a)	609	15,249
Taubman Centers, Inc. REIT	270	15,846
UDR, Inc. REIT	902	35,476
Ventas, Inc. REIT	619	39,622
Vornado Realty Trust REIT	1,070	83,053
Weingarten Realty Investors REIT	843	27,777
Welltower, Inc. REIT	836	56,397
Weyerhaeuser Co. REIT	2,319	82,046
WP Carey, Inc. REIT	962	68,475

		6,437,119

Telecommunication Services - 0.2%
AT&T, Inc.	931	33,870
CenturyLink, Inc.	8,564	124,949
Telephone & Data Systems, Inc.	2,096	58,038
T-Mobile US, Inc.*	683	41,711
United States Cellular Corp.*	337	12,752
Verizon Communications, Inc.	407	20,712

Zayo Group Holdings, Inc.*	1,360	48,062

		340,094

Utilities - 5.8%
AES Corp.	12,946	136,969
Alliant Energy Corp.	4,230	190,815
Ameren Corp.	6,655	425,654
American Electric Power Co., Inc.	2,803	217,597
American Water Works Co., Inc.	1,621	148,419
Aqua America, Inc. (a)	1,922	73,017
Atmos Energy Corp.	1,864	172,029
Avangrid, Inc.	1,016	53,919
Calpine Corp.*	3,381	50,783
CenterPoint Energy, Inc.	21,948	658,659
CMS Energy Corp.	5,420	270,458
Consolidated Edison, Inc.	3,542	315,380
Dominion Energy, Inc.	1,112	93,553
DTE Energy Co.	3,137	362,543
Duke Energy Corp.	1,414	126,100
Edison International	3,910	317,766
Entergy Corp.	2,463	213,000
Eversource Energy	4,412	286,118
Exelon Corp.	7,461	311,198
FirstEnergy Corp.	2,213	75,552
Great Plains Energy, Inc.	3,935	135,010
Hawaiian Electric Industries, Inc.	3,507	134,493
MDU Resources Group, Inc.	4,082	114,092
National Fuel Gas Co. (a)	757	44,512
NextEra Energy, Inc.	1,011	159,778
NiSource, Inc.	4,156	114,415
NRG Energy, Inc.	1,707	47,198
OGE Energy Corp.	5,717	204,440
PG&E Corp.	3,850	208,824
Pinnacle West Capital Corp.	3,116	286,080
PPL Corp.	5,117	187,640
Public Service Enterprise Group, Inc.	4,667	247,631
SCANA Corp.	1,381	59,618
Sempra Energy	1,088	131,637
Southern Co.	1,923	98,458
UGI Corp.	5,213	255,489
Vectren Corp.	4,620	321,090
Vistra Energy Corp.	6,462	122,132
WEC Energy Group, Inc.	3,341	232,166
Westar Energy, Inc.	1,967	112,532
Xcel Energy, Inc.	6,432	331,955

		8,048,719

TOTAL COMMON STOCKS (Cost $122,195,754)		135,993,905

SECURITIES LENDING COLLATERAL - 1.5%
Deutsche Government & Agency Securities Portfolio “Deutsche Government Cash Institutional Shares”, 1.00% (b)(c)
(Cost $2,043,500)	2,043,500	$2,043,500

TOTAL INVESTMENTS - 100.1% (Cost $124,239,254)		$138,037,405
Other assets and liabilities, net - (0.1%)		(135,975)

NET ASSETS - 100.0%		$137,901,430

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*	Non-income producing security.
(a)	All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2017 amounted to $2,000,555, which is 1.5% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

REIT:	Real Estate Investment Trust

At November 30, 2017, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation (d)
E-Mini S&P 500 futures	USD	7	$886,892	$926,765	12/15/2017	$39,873
E-Mini S&P MidCap 400 futures	USD	4	699,935	760,000	12/15/2017	60,065
RUSSELL 2000 Mini futures	USD	1	74,585	77,280	12/15/2017	2,695

Total unrealized appreciation						$102,633

(d)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of November 30, 2017.

Currency Abbreviations

USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2017 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (e)	$135,993,905	$—	$—	$135,993,905
Short-Term Investments	2,043,500	—	—	2,043,500
Derivatives (f)
Futures Contracts	102,633	—	—	102,633

TOTAL	$138,140,038	$—	$—	$138,140,038

(e)	See Schedule of Investments for additional detailed categorizations.
(f)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

There have been no transfers between fair value measurement levels during the period ended November 30, 2017.

DBX ETF Trust

Schedule of Investments

Xtrackers Russell 2000 Comprehensive Factor ETF

November 30, 2017 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 99.9%
Consumer Discretionary - 15.9%
1-800-Flowers.com, Inc., Class A*	1,032	$10,578
Aaron’s, Inc.	566	21,350
Abercrombie & Fitch Co., Class A (a)	272	4,722
Acushnet Holdings Corp. (a)	42	835
Adtalem Global Education, Inc.*	343	14,217
American Axle & Manufacturing Holdings, Inc.*	431	7,736
American Eagle Outfitters, Inc.	502	8,072
American Outdoor Brands Corp.*	200	2,806
America’s Car-Mart, Inc.*	312	14,492
Asbury Automotive Group, Inc.*	138	9,080
Ascent Capital Group, Inc., Class A* (a)	176	2,119
AV Homes, Inc.* (a)	655	12,019
Barnes & Noble, Inc.	300	2,070
Bassett Furniture Industries, Inc.	265	10,176
Beazer Homes USA, Inc.*	1,122	23,742
Belmond Ltd., Class A*	407	5,047
Big 5 Sporting Goods Corp. (a)	600	4,530
Big Lots, Inc. (a)	183	10,815
BJ’s Restaurants, Inc.	200	7,150
Bloomin’ Brands, Inc.	880	18,894
Bojangles’, Inc.*	173	2,327
Boyd Gaming Corp.	131	4,178
Bridgepoint Education, Inc.*	31	283
Brinker International, Inc. (a)	200	7,346
Buffalo Wild Wings, Inc.*	50	7,797
Build-A-Bear Workshop, Inc.* (a)	337	2,763
Caesars Entertainment Corp.*	265	3,511
Caleres, Inc.	255	8,323
Callaway Golf Co.	1,522	22,084
Cambium Learning Group, Inc.*	290	1,717
Camping World Holdings, Inc., Class A	166	7,696
Capella Education Co.	224	19,107
Career Education Corp.*	255	3,384
Carriage Services, Inc.	235	6,021
Carrols Restaurant Group, Inc.*	400	5,300
Cavco Industries, Inc.*	119	18,225
Century Casinos, Inc.*	807	7,303
Century Communities, Inc.*	678	21,255
Cheesecake Factory, Inc.	150	7,356
Chegg, Inc.*	349	5,308
Chico’s FAS, Inc.	1,300	11,466
Children’s Place, Inc. (a)	211	28,042
Churchill Downs, Inc.	47	11,045
Citi Trends, Inc.	579	14,932
Clarus Corp.*	230	1,771
Clear Channel Outdoor Holdings, Inc., Class A	366	1,720
Collectors Universe, Inc.	372	10,747
Columbia Sportswear Co.	70	4,922
Conn’s, Inc.* (a)	83	2,565
Cooper Tire & Rubber Co.	372	13,671
Cooper-Standard Holdings, Inc.*	136	17,146
Cracker Barrel Old Country Store, Inc. (a)	20	3,127
Crocs, Inc.*	112	1,224
CSS Industries, Inc.	241	6,567
Culp, Inc.	314	10,079
Dana, Inc.	449	14,835
Dave & Buster’s Entertainment, Inc.*	200	10,606
Deckers Outdoor Corp.*	66	4,932
Del Frisco’s Restaurant Group, Inc.*	500	7,275
Del Taco Restaurants, Inc.*	1,121	13,766
Delta Apparel, Inc.*	19	385
Denny’s Corp.*	826	11,192
Dillard’s, Inc., Class A (a)	111	6,671
Dorman Products, Inc.*	101	6,899
Drive Shack, Inc.	1,174	7,255
DSW, Inc., Class A	591	12,606
El Pollo Loco Holdings, Inc.*	194	2,047
Eldorado Resorts, Inc.* (a)	231	7,069
Emerald Expositions Events, Inc.	70	1,564
Entercom Communications Corp., Class A	160	1,856
Entravision Communications Corp., Class A	230	1,621
Eros International PLC* (a)	94	1,184
Escalade, Inc.	372	5,059
Ethan Allen Interiors, Inc.	347	10,202
EW Scripps Co., Class A*	341	5,139
Fiesta Restaurant Group, Inc.* (a)	150	2,835
Finish Line, Inc., Class A (a)	300	3,237
Five Below, Inc.*	112	6,922
Flexsteel Industries, Inc.	224	11,648
Fogo De Chao, Inc.* (a)	518	6,035
Fox Factory Holding Corp.*	402	15,678
Francesca’s Holdings Corp.*	600	4,452
Fred’s, Inc., Class A (a)	249	1,280
Gaia, Inc.*	496	6,324
Gannett Co., Inc.	420	4,813

Gentherm, Inc.*	129	4,644
Golden Entertainment, Inc.*	714	24,504
Grand Canyon Education, Inc.*	99	9,401
Gray Television, Inc.* (a)	230	3,312
Group 1 Automotive, Inc.	301	24,390
Guess?, Inc. (a)	253	4,174
Habit Restaurants, Inc., Class A* (a)	200	1,870
Hamilton Beach Brands Holding Co., Class A	47	1,343
Hamilton Beach Brands Holding Co., Class B (b)	23	657
Haverty Furniture Cos., Inc.	1,192	28,787
Helen of Troy Ltd.*	30	2,682
Hemisphere Media Group, Inc.*	164	1,837
Hibbett Sports, Inc.* (a)	100	1,995
Hooker Furniture Corp.	738	36,900
Houghton Mifflin Harcourt Co.*	113	1,102
Hovnanian Enterprises, Inc., Class A*	3,000	8,550
HSN, Inc.	58	2,358
Iconix Brand Group, Inc.* (a)	637	1,198
IMAX Corp.*	130	3,302
Inspired Entertainment, Inc.*	123	1,132
Installed Building Products, Inc.*	141	10,864
International Speedway Corp., Class A	388	16,005
iRobot Corp.* (a)	136	9,332
J Alexander’s Holdings, Inc.*	268	2,720
J. Jill, Inc.*	491	3,123
Jack in the Box, Inc.	66	6,832
Johnson Outdoors, Inc., Class A	278	20,333
K12, Inc.*	531	8,783
KB Home	532	16,684
Kirkland’s, Inc.*	229	2,979
La Quinta Holdings, Inc.*	459	8,175
Lands’ End, Inc.*	88	1,074
Laureate Education, Inc., Class A*	400	5,452
La-Z-Boy, Inc.	520	17,108
LCI Industries	107	14,006
LGI Homes, Inc.*	40	2,808
Liberty Media Corp.-Liberty Braves, Class A*	25	566
Liberty Media Corp.-Liberty Braves, Class C* (a)	165	3,736
Liberty Tax, Inc.	419	5,007
Liberty TripAdvisor Holdings, Inc., Class A*	282	2,637
Lifetime Brands, Inc.	223	4,036
Lindblad Expeditions Holdings, Inc.*	254	2,606
Lithia Motors, Inc., Class A	65	7,624
Loral Space & Communications, Inc.*	24	1,121
M/I Homes, Inc.*	500	18,105
Malibu Boats, Inc., Class A*	190	5,939
Marcus Corp.	347	9,751
Marine Products Corp.	284	4,271
MarineMax, Inc.*	197	4,206
Marriott Vacations Worldwide Corp.	58	7,787
MCBC Holdings, Inc.*	791	18,668
MDC Holdings, Inc.	460	16,477
Meredith Corp. (a)	113	7,701
Meritage Homes Corp.*	105	5,770
Monarch Casino & Resort, Inc.*	254	11,920
Monro, Inc. (a)	48	2,422
Motorcar Parts of America, Inc.*	95	2,476
Movado Group, Inc.	259	7,602
MSG Networks, Inc., Class A*	714	12,745
Nathan’s Famous, Inc.*	124	11,755
Nautilus, Inc.*	401	5,253
New Home Co, Inc.*	299	3,447
New Media Investment Group, Inc.	174	3,021
New York Times Co., Class A	342	6,430
Nexstar Media Group, Inc., Class A	30	2,037
Nutrisystem, Inc.	271	13,753
Office Depot, Inc.	36	118
Ollie’s Bargain Outlet Holdings, Inc.*	153	7,260
Overstock.com, Inc.* (a)	25	1,178
Oxford Industries, Inc.	160	11,040
Papa John’s International, Inc. (a)	107	6,255
Party City Holdco, Inc.* (a)	57	792
Penn National Gaming, Inc.*	656	18,867
Perry Ellis International, Inc.*	147	3,597
PetMed Express, Inc. (a)	573	22,548
PICO Holdings, Inc.*	212	2,777
Pinnacle Entertainment, Inc.*	571	17,518
Planet Fitness, Inc., Class A*	354	11,459
Potbelly Corp.*	654	8,404
RCI Hospitality Holdings, Inc.	490	16,136
Reading International, Inc., Class A*	318	5,078
Red Lion Hotels Corp.*	183	1,656
Red Robin Gourmet Burgers, Inc.*	142	7,441

Red Rock Resorts, Inc., Class A (a)	200	6,170
Regis Corp.*	360	5,742
Rent-A-Center, Inc. (a)	697	7,834
RH* (a)	53	5,374
Ruth’s Hospitality Group, Inc.	933	20,013
Saga Communications, Inc., Class A	113	5,096
Salem Media Group, Inc.	656	3,149
Scientific Games Corp., Class A*	65	3,422
Shake Shack, Inc., Class A*	39	1,603
Shoe Carnival, Inc.	190	5,088
Shutterfly, Inc.*	129	5,699
Sinclair Broadcast Group, Inc., Class A (a)	236	8,036
Sleep Number Corp.* (a)	642	22,592
Sonic Automotive, Inc., Class A	400	8,500
Sonic Corp. (a)	343	8,753
Sotheby’s*	124	6,390
Speedway Motorsports, Inc.	160	3,088
Standard Motor Products, Inc.	335	15,145
Steven Madden Ltd.*	171	7,310
Stoneridge, Inc.*	455	10,383
Strayer Education, Inc. (a)	78	7,740
Sturm Ruger & Co., Inc. (a)	115	6,296
Superior Uniform Group, Inc.	46	1,170
Taylor Morrison Home Corp., Class A*	322	7,780
Tenneco, Inc.	66	3,921
Texas Roadhouse, Inc.	100	5,107
Tilly’s, Inc., Class A	471	7,772
Time, Inc.	230	4,278
TopBuild Corp.*	196	13,326
Tower International, Inc.	267	8,597
Townsquare Media, Inc., Class A*	483	3,835
TRI Pointe Group, Inc.* (a)	133	2,410
Unifi, Inc.*	117	4,275
Universal Electronics, Inc.*	106	5,629
VOXX International Corp.*	202	1,364
Weyco Group, Inc.	307	8,660
William Lyon Homes, Class A*	324	9,668
Wingstop, Inc.	337	13,207
Winmark Corp. (a)	47	6,246
Winnebago Industries, Inc. (a)	388	21,243
Wolverine World Wide, Inc.	266	7,706
World Wrestling Entertainment, Inc., Class A	71	2,023
ZAGG, Inc.*	294	6,012
Zumiez, Inc.*	108	2,354

		1,667,560

Consumer Staples - 2.9%
Alico, Inc.	46	1,474
Andersons, Inc.	162	5,233
Bob Evans Farms, Inc.	531	41,439
Boston Beer Co, Inc., Class A* (a)	40	7,194
Calavo Growers, Inc. (a)	60	4,584
Cal-Maine Foods, Inc.*	223	11,094
Central Garden & Pet Co.* (a)	89	3,527
Central Garden & Pet Co., Class A*	284	10,954
Chefs’ Warehouse, Inc.* (a)	343	6,946
Coca-Cola Bottling Co. Consolidated	40	8,628
Craft Brew Alliance, Inc.*	89	1,731
Darling Ingredients, Inc.*	302	5,421
Farmer Brothers Co.*	84	2,873
Fresh Del Monte Produce, Inc.	101	4,919
Freshpet, Inc.* (a)	152	2,888
Hostess Brands, Inc.*	290	4,077
HRG Group, Inc.*	105	1,822
Ingles Markets, Inc., Class A	200	5,550
Inter Parfums, Inc.	164	7,265
J&J Snack Foods Corp.	48	7,253
John B Sanfilippo & Son, Inc.	461	27,854
Lancaster Colony Corp.	24	3,199
Landec Corp.*	549	6,862
Lifeway Foods, Inc.*	255	2,596
Limoneira Co.	66	1,674
Medifast, Inc.	329	22,546
MGP Ingredients, Inc.	40	2,974
National Beverage Corp.	5	546
Nature’s Sunshine Products, Inc.	195	2,506
Oil-Dri Corp. of America	119	5,366
Omega Protein Corp.	290	6,365
Performance Food Group Co.*	290	8,598
PriceSmart, Inc.	34	2,907
Sanderson Farms, Inc. (a)	76	12,896
Seneca Foods Corp., Class A*	53	1,821
SpartanNash Co.	600	15,210
Tootsie Roll Industries, Inc. (a)	82	3,067
United Natural Foods, Inc.*	75	3,602
Universal Corp.	202	10,777
USANA Health Sciences, Inc.*	60	4,302
Vector Group Ltd. (a)	141	3,171
Village Super Market, Inc., Class A	150	3,848
WD-40 Co. (a)	46	5,492

Weis Markets, Inc. (a)	120	4,940

		307,991

Energy - 1.7%
Adams Resources & Energy, Inc.	12	569
Archrock, Inc.	500	4,750
Ardmore Shipping Corp.*	260	2,067
Bristow Group, Inc. (a)	42	611
Cloud Peak Energy, Inc.*	1,039	4,301
Delek US Holdings, Inc.	560	18,603
DHT Holdings, Inc.	1,370	5,302
Dorian LPG Ltd.*	323	2,332
Dril-Quip, Inc.*	81	3,884
Ensco PLC, Class A (a)	435	2,336
Era Group, Inc.*	143	1,579
Evolution Petroleum Corp.	717	5,019
Exterran Corp.*	159	4,872
Forum Energy Technologies, Inc.*	154	2,187
GasLog Ltd.	176	3,168
Green Plains, Inc.	147	2,477
Gulf Island Fabrication, Inc.	667	8,471
International Seaways, Inc*	353	5,997
Isramco, Inc.* (a)	12	1,426
Matrix Service Co.*	78	1,334
McDermott International, Inc.*	689	5,002
Midstates Petroleum Co., Inc.*	211	3,505
NACCO Industries, Inc., Class A	47	2,059
Natural Gas Services Group, Inc.*	217	5,533
Navios Maritime Acquisition Corp.	1,141	1,529
Newpark Resources, Inc.*	223	1,973
Nordic American Tankers Ltd. (a)	544	2,171
Oil States International, Inc.*	112	2,666
Overseas Shipholding Group, Inc., Class A*	649	1,895
Panhandle Oil and Gas, Inc., Class A	83	1,843
Renewable Energy Group, Inc.* (a)	1,016	11,532
REX American Resources Corp.*	224	20,505
RigNet, Inc.*	113	1,819
Ring Energy, Inc.*	194	2,751
Rowan Cos. PLC, Class A*	265	3,834
Scorpio Tankers, Inc.	737	2,285
SEACOR Marine Holdings, Inc.*	1	12
Select Energy Services, Inc., Class A*	119	1,961
SemGroup Corp., Class A (a)	143	3,432
Ship Finance International Ltd.	412	6,386
SilverBow Resources, Inc.*	289	6,543
Smart Sand, Inc.* (a)	270	2,152
Solaris Oilfield Infrastructure, Inc., Class A*	195	3,159
Teekay Corp. (a)	113	941
Unit Corp.*	170	3,636

		180,409

Financials - 30.4%
1st Source Corp.	195	10,033
Access National Corp. (a)	231	6,803
ACNB Corp.	171	4,959
AG Mortgage Investment Trust, Inc. REIT	944	17,870
Allegiance Bancshares, Inc.*	225	8,966
Ambac Financial Group, Inc.*	295	4,443
American Equity Investment Life Holding Co.	642	20,371
American National Bankshares, Inc.	218	8,971
Ameris Bancorp	183	9,077
AMERISAFE, Inc.	119	7,812
Ames National Corp. (a)	190	5,709
Anworth Mortgage Asset Corp. REIT	2,182	12,263
Apollo Commercial Real Estate Finance, Inc. REIT	567	10,575
Ares Commercial Real Estate Corp. REIT	489	6,592
Argo Group International Holdings Ltd.	189	11,576
Arlington Asset Investment Corp., Class A (a)	347	4,098
ARMOUR Residential REIT, Inc. REIT	23	582
Arrow Financial Corp.	212	7,802
Artisan Partners Asset Management, Inc., Class A	230	9,085
Associated Capital Group, Inc., Class A	100	3,485
Atlantic Capital Bancshares, Inc.*	631	10,853
Atlas Financial Holdings, Inc.*	64	1,280
Baldwin & Lyons, Inc., Class B	223	5,441
Banc of California, Inc. (a)	247	5,570
BancFirst Corp.	154	8,747
Banco Latinoamericano de Comercio Exterior SA, Class E	413	12,126
BancorpSouth Bank	265	8,811
Bank Mutual Corp.	654	6,998
Bank of Commerce Holdings	596	7,212
Bank of Marin Bancorp	137	9,652
Bank of NT Butterfield & Son Ltd.	153	6,086
BankFinancial Corp.	266	4,386
Bankwell Financial Group, Inc.	189	6,670
Banner Corp.	112	6,450
Bar Harbor Bankshares	261	7,438

BCB Bancorp, Inc.	354	5,168
Bear State Financial, Inc.	131	1,341
Beneficial Bancorp, Inc.	337	5,712
Berkshire Hills Bancorp, Inc.	283	10,910
Blue Capital Reinsurance Holdings Ltd.	296	3,611
Blue Hills Bancorp, Inc.	278	5,935
BofI Holding, Inc.* (a)	382	10,558
Boston Private Financial Holdings, Inc.	755	12,344
Bridge Bancorp, Inc.	251	9,023
Brookline Bancorp, Inc.	785	12,638
Bryn Mawr Bank Corp.	355	15,673
BSB Bancorp, Inc.*	171	5,429
C&F Financial Corp.	105	6,300
Camden National Corp.	366	16,723
Cannae Holdings, Inc.*	484	8,814
Capital Bank Financial Corp., Class A	165	6,889
Capital City Bank Group, Inc.	206	5,208
Capitol Federal Financial, Inc.	354	4,977
Capstar Financial Holdings, Inc.*	107	2,348
Capstead Mortgage Corp. REIT	1,162	10,539
Carolina Financial Corp.	319	12,329
Cathay General Bancorp	207	8,982
CenterState Banks Corp.	465	12,615
Central Pacific Financial Corp.	371	11,946
Central Valley Community Bancorp	300	6,144
Century Bancorp, Inc., Class A	107	9,181
Charter Financial Corp.	367	6,782
Chemical Financial Corp.	101	5,695
Chemung Financial Corp.	105	5,119
Cherry Hill Mortgage Investment Corp. REIT	567	10,331
Citizens & Northern Corp.	230	5,897
Citizens, Inc.* (a)	524	4,506
City Holding Co.	217	15,455
Civista Bancshares, Inc.	513	11,625
Clifton Bancorp, Inc.	223	3,860
CNB Financial Corp.	378	10,765
CNO Financial Group, Inc.	283	7,134
CoBiz Financial, Inc.	619	13,110
Codorus Valley Bancorp, Inc.	279	8,415
Cohen & Steers, Inc.	72	3,354
Columbia Banking System, Inc.	555	25,585
Commerce Union Bancshares, Inc.	396	9,425
Community Bank System, Inc.	129	7,144
Community Bankers Trust Corp.*	903	7,856
Community Trust Bancorp, Inc.	242	12,039
ConnectOne Bancorp, Inc.	530	14,389
County Bancorp, Inc.	83	2,644
Crawford & Co., Class B	278	2,786
Customers Bancorp, Inc.*	211	5,718
CVB Financial Corp.	330	8,115
CYS Investments, Inc. REIT	715	5,784
Diamond Hill Investment Group, Inc.	46	9,709
Dime Community Bancshares, Inc.	437	9,636
DNB Financial Corp. (a)	83	2,901
Donegal Group, Inc., Class A	200	3,542
Donnelley Financial Solutions, Inc.*	500	10,200
Dynex Capital, Inc. REIT	1,429	10,232
Eagle Bancorp, Inc.*	101	6,681
Elevate Credit, Inc.* (a)	542	4,065
Ellington Residential Mortgage REIT	237	3,045
EMC Insurance Group, Inc.	136	4,219
Employers Holdings, Inc.	418	20,482
Encore Capital Group, Inc.* (a)	478	21,892
Enova International, Inc.*	1,138	16,899
Enstar Group Ltd.*	17	3,768
Entegra Financial Corp.*	224	6,496
Enterprise Bancorp, Inc.	177	6,613
Enterprise Financial Services Corp.	382	17,285
Equity Bancshares, Inc., Class A*	184	6,361
ESSA Bancorp, Inc.	225	3,586
Essent Group Ltd.*	266	11,771
Evans Bancorp, Inc.	184	8,197
Evercore, Inc., Class A	201	17,457
EZCORP, Inc., Class A*	65	783
Farmers Capital Bank Corp.	129	5,315
Farmers National Banc Corp.	773	11,711
FBL Financial Group, Inc., Class A (a)	65	4,901
FCB Financial Holdings, Inc., Class A*	152	8,033
Federal Agricultural Mortgage Corp., Class C	373	27,695
Federated National Holding Co.	58	784
Fidelity & Guaranty Life (a)	66	2,053
Fidelity Southern Corp.	353	7,784
Financial Engines, Inc.	115	3,208
Financial Institutions, Inc.	329	10,873
First BanCorp*	1,111	5,533
First Bancorp, Inc.	260	8,055

First Bancorp/Southern Pines NC	559	21,186
First Bancshares, Inc.	278	9,174
First Busey Corp.	501	15,947
First Business Financial Services, Inc.	224	5,235
First Citizens BancShares, Inc., Class A	12	5,118
First Commonwealth Financial Corp.	1,090	16,459
First Community Bancshares, Inc.	325	9,750
First Connecticut Bancorp, Inc.	425	11,284
First Defiance Financial Corp.	206	11,192
First Financial Bancorp	283	8,023
First Financial Bankshares, Inc. (a)	131	6,216
First Financial Corp.	212	10,218
First Financial Northwest, Inc.	248	4,204
First Foundation, Inc.*	643	12,262
First Guaranty Bancshares, Inc. (a)	182	5,094
First Internet Bancorp	118	4,702
First Interstate BancSystem, Inc., Class A	225	8,932
First Merchants Corp.	360	15,768
First Midwest Bancorp, Inc.	247	6,168
First Northwest Bancorp*	189	3,383
First of Long Island Corp.	360	10,854
FirstCash, Inc.	93	6,268
Flagstar Bancorp, Inc.*	18	684
Flushing Financial Corp.	483	13,659
FNB Bancorp	224	8,147
Franklin Financial Network, Inc.*	152	5,312
Fulton Financial Corp.	313	5,947
GAIN Capital Holdings, Inc. (a)	642	4,847
GAMCO Investors, Inc., Class A	70	2,047
Genworth Financial, Inc., Class A*	1,321	4,478
German American Bancorp, Inc.	388	14,593
Glacier Bancorp, Inc.	236	9,452
Global Indemnity Ltd.*	165	7,149
Great Ajax Corp. REIT	366	5,237
Great Southern Bancorp, Inc.	212	11,459
Great Western Bancorp, Inc.	170	7,024
Green Bancorp, Inc.*	294	6,586
Green Dot Corp., Class A*	159	9,826
Greene County Bancorp, Inc. (a)	105	3,229
Greenhill & Co., Inc. (a)	600	12,180
Greenlight Capital Re Ltd., Class A*	202	4,474
Guaranty Bancorp	420	12,201
Guaranty Bancshares, Inc. (a)	129	3,953
Hallmark Financial Services, Inc.*	237	2,647
Hamilton Lane, Inc., Class A	302	10,410
Hancock Holding Co.	136	6,984
Hanmi Financial Corp.	355	11,271
Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	201	4,778
HarborOne Bancorp, Inc.*	123	2,384
HCI Group, Inc.	265	7,969
Health Insurance Innovations, Inc., Class A* (a)	60	1,401
Heartland Financial USA, Inc.	260	13,130
Heritage Commerce Corp.	720	11,686
Heritage Financial Corp.	567	18,456
Heritage Insurance Holdings, Inc. (a)	632	11,363
Hilltop Holdings, Inc.	218	5,422
Hingham Institution for Savings	41	9,356
Home Bancorp, Inc.	231	9,887
Home BancShares, Inc.	784	18,659
HomeStreet, Inc.*	336	10,248
HomeTrust Bancshares, Inc.*	331	8,937
Hope Bancorp, Inc.	312	5,841
Horace Mann Educators Corp.	249	11,628
Horizon Bancorp	471	12,952
Houlihan Lokey, Inc.	477	21,293
Howard Bancorp, Inc.* (a)	182	4,004
IBERIABANK Corp.	53	4,121
Independence Holding Co.	195	5,791
Independent Bank Corp.	371	8,310
Independent Bank Corp./Rockland MA	177	12,868
Independent Bank Group, Inc.	95	6,545
Infinity Property & Casualty Corp.	171	18,434
International Bancshares Corp.	184	7,590
INTL. FCStone, Inc.*	408	17,903
Invesco Mortgage Capital, Inc. REIT	832	14,693
Investar Holding Corp.	394	9,239
Investment Technology Group, Inc.	188	3,382
Investors Bancorp, Inc.	194	2,768
Investors Title Co.	89	17,889
James River Group Holdings Ltd.	242	9,796
Kearny Financial Corp.	325	4,810
Kemper Corp.	177	12,213
Kingstone Cos., Inc. (a)	602	11,709
Kinsale Capital Group, Inc.	153	6,822
KKR Real Estate Finance Trust, Inc.	66	1,353
Ladder Capital Corp. REIT	872	11,903
Lakeland Bancorp, Inc.	791	16,532
Lakeland Financial Corp.	283	14,342

LCNB Corp. (a)	255	5,355
LegacyTexas Financial Group, Inc.	296	12,394
LendingTree, Inc.* (a)	17	5,133
Live Oak Bancshares, Inc. (a)	36	927
Macatawa Bank Corp.	654	6,658
Maiden Holdings Ltd.	300	1,950
MainSource Financial Group, Inc.	383	15,148
Malvern Bancorp, Inc.*	260	7,007
Marlin Business Services Corp.	325	7,751
MB Financial, Inc.	88	4,096
MBT Financial Corp.	512	5,581
Mercantile Bank Corp.	296	10,985
Meridian Bancorp, Inc.	388	7,818
Meta Financial Group, Inc.	183	17,193
MGIC Investment Corp.*	71	1,038
Middlefield Banc Corp. (a)	94	4,249
Midland States Bancorp, Inc.	383	12,735
MidSouth Bancorp, Inc. (a)	347	4,754
Moelis & Co., Class A	491	23,519
MTGE Investment Corp. REIT	579	10,740
MutualFirst Financial, Inc.	170	6,451
National Bank Holdings Corp., Class A	324	10,993
National Bankshares, Inc. (a)	159	7,362
National Commerce Corp.*	255	10,570
National General Holdings Corp.	169	3,571
National Western Life Group, Inc., Class A	53	18,735
Nationstar Mortgage Holdings, Inc.*	166	3,000
Navigators Group, Inc.	152	7,828
NBT Bancorp, Inc.	271	10,526
Nelnet, Inc., Class A	236	12,643
New York Mortgage Trust, Inc. REIT (a)	1,239	7,930
NewStar Financial, Inc.	182	2,148
NI Holdings, Inc.*	100	1,756
Nicolet Bankshares, Inc.*	148	8,577
NMI Holdings, Inc., Class A*	2,526	43,068
Northeast Bancorp	320	7,888
Northfield Bancorp, Inc.	353	6,262
Northrim BanCorp, Inc.	176	6,591
Northwest Bancshares, Inc.	378	6,400
Norwood Financial Corp.	201	6,076
OceanFirst Financial Corp.	402	11,155
Oconee Federal Financial Corp. (a)	52	1,522
OFG Bancorp	588	5,762
Ohio Valley Banc Corp.	184	7,305
Old Line Bancshares, Inc.	294	8,885
Old National Bancorp	217	3,960
Old Point Financial Corp. (a)	131	3,756
Old Second Bancorp, Inc.	455	6,120
OM Asset Management PLC	325	5,330
Oppenheimer Holdings, Inc., Class A	190	5,120
Orchid Island Capital, Inc. REIT (a)	418	3,963
Oritani Financial Corp.	418	7,210
Orrstown Financial Services, Inc.	147	3,719
Owens Realty Mortgage, Inc. REIT	237	3,839
Pacific Premier Bancorp, Inc.*	276	10,930
Paragon Commercial Corp.* (a)	72	4,123
Park National Corp.	66	7,416
Park Sterling Corp.	1,132	14,569
Parke Bancorp, Inc.	360	7,524
PCSB Financial Corp.*	201	3,966
Peapack Gladstone Financial Corp.	425	14,973
Penns Woods Bancorp, Inc.	64	3,183
PennyMac Financial Services, Inc., Class A*	467	9,877
PennyMac Mortgage Investment Trust REIT	119	1,864
Peoples Bancorp of North Carolina, Inc. (a)	182	6,395
Peoples Bancorp, Inc.	441	14,932
Peoples Financial Services Corp. (a)	107	5,246
People’s Utah Bancorp	395	12,442
PHH Corp.*	77	875
Piper Jaffray Cos.	152	11,940
PJT Partners, Inc., Class A	266	11,313
PRA Group, Inc.*	268	9,326
Preferred Bank	277	17,340
Premier Financial Bancorp, Inc.	261	5,212
Primerica, Inc.	106	11,024
Provident Bancorp, Inc.*	123	2,921
Provident Financial Holdings, Inc.	170	3,274
Provident Financial Services, Inc.	372	10,170
Prudential Bancorp, Inc.	142	2,628
Pzena Investment Management, Inc., Class A	283	3,164
QCR Holdings, Inc.	341	15,481
Radian Group, Inc.	441	9,036
Redwood Trust, Inc. REIT	135	2,028
Regional Management Corp.*	661	16,307
Renasant Corp.	237	10,200
Republic Bancorp, Inc., Class A	164	6,980

Republic First Bancorp, Inc.* (a)	748	7,069
Resource Capital Corp. REIT	230	2,295
Riverview Bancorp, Inc.	632	5,827
RLI Corp.	48	2,867
S&T Bancorp, Inc.	359	14,992
Safety Insurance Group, Inc.	136	11,200
Sandy Spring Bancorp, Inc.	383	15,086
Seacoast Banking Corp. of Florida*	519	13,510
Selective Insurance Group, Inc.	195	11,934
ServisFirst Bancshares, Inc.	237	9,952
Shore Bancshares, Inc.	441	7,682
SI Financial Group, Inc.	335	5,059
Sierra Bancorp	337	9,423
Silvercrest Asset Management Group, Inc., Class A	118	1,794
Simmons First National Corp., Class A	286	16,559
SmartFinancial, Inc.*	123	2,733
South State Corp.	77	7,088
Southern First Bancshares, Inc.*	202	8,666
Southern Missouri Bancorp, Inc.	189	7,605
Southern National Bancorp of Virginia, Inc.	394	6,726
Southside Bancshares, Inc. (a)	241	8,724
State Auto Financial Corp.	177	4,940
State Bank Financial Corp.	335	10,197
Sterling Bancorp	631	15,996
Stewart Information Services Corp.	150	6,050
Stifel Financial Corp.	58	3,262
Stock Yards Bancorp, Inc.	337	13,413
Summit Financial Group, Inc.	282	7,577
Sun Bancorp, Inc.	195	4,982
Sunshine Bancorp, Inc.*	153	3,669
Sutherland Asset Management Corp. REIT (a)	341	5,388
Territorial Bancorp, Inc.	171	5,463
Texas Capital Bancshares, Inc.*	19	1,717
Third Point Reinsurance Ltd.*	271	4,593
Timberland Bancorp, Inc.	247	7,094
Tiptree, Inc.	1,173	7,859
Tompkins Financial Corp.	117	10,362
Towne Bank	371	12,429
TriCo Bancshares	288	12,105
TriState Capital Holdings, Inc.*	471	11,398
Triumph Bancorp, Inc.*	295	9,809
Trupanion, Inc.*	261	7,773
TrustCo Bank Corp.	1,340	12,529
Trustmark Corp.	284	9,639
Two River Bancorp (a)	361	6,603
UMB Financial Corp.	59	4,434
Umpqua Holdings Corp.	255	5,638
Union Bankshares Corp.	272	10,252
Union Bankshares, Inc. (a)	95	4,817
United Bankshares, Inc.	112	4,206
United Community Banks, Inc.	401	11,525
United Community Financial Corp.	791	7,744
United Financial Bancorp, Inc.	585	10,904
United Fire Group, Inc.	195	9,372
United Insurance Holdings Corp. (a)	84	1,402
United Security Bancshares	496	4,861
Unity Bancorp, Inc.	301	6,246
Universal Insurance Holdings, Inc.	447	11,801
Univest Corp. of Pennsylvania	378	10,622
Valley National Bancorp	649	7,723
Veritex Holdings, Inc.*	336	9,348
Virtu Financial, Inc., Class A (a)	148	2,412
Virtus Investment Partners, Inc.	131	15,727
Waddell & Reed Financial, Inc., Class A (a)	578	11,733
Walker & Dunlop, Inc.*	636	31,342
Washington Federal, Inc.	217	7,552
Washington Trust Bancorp, Inc.	211	11,995
WashingtonFirst Bankshares, Inc. (a)	301	10,279
Waterstone Financial, Inc.	312	5,897
WesBanco, Inc.	213	8,961
West Bancorporation, Inc.	289	7,731
Westamerica Bancorporation (a)	124	7,667
Western Asset Mortgage Capital Corp. REIT	225	2,257
Western New England Bancorp, Inc.	512	5,478
Westwood Holdings Group, Inc.	123	8,407
Wintrust Financial Corp.	83	6,960
WisdomTree Investments, Inc. (a)	168	1,932
World Acceptance Corp.* (a)	123	10,207
WSFS Financial Corp.	230	11,638
Xenith Bankshares, Inc.*	101	3,550

		3,177,036

Health Care - 6.3%
Abaxis, Inc.	195	9,504
Accuray, Inc.*	485	2,498
Aceto Corp.	211	2,239
Addus HomeCare Corp.*	176	5,861
Almost Family, Inc.*	123	7,306
AMAG Pharmaceuticals, Inc.*	38	530
Amedisys, Inc.*	66	3,564

AMN Healthcare Services, Inc.*	101	5,070
Amphastar Pharmaceuticals, Inc.*	276	5,407
Analogic Corp.	66	5,465
AngioDynamics, Inc.*	441	7,576
Anika Therapeutics, Inc.*	77	4,244
Antares Pharma, Inc.*	1,350	2,497
Array BioPharma, Inc.*	159	1,789
AtriCure, Inc.*	95	1,757
Atrion Corp.	17	11,468
BioSpecifics Technologies Corp.*	107	4,804
BioTelemetry, Inc.*	231	6,699
Cambrex Corp.*	95	4,641
Cantel Medical Corp.	30	3,194
Capital Senior Living Corp.* (a)	104	1,691
Cardiovascular Systems, Inc.*	135	3,383
Catalent, Inc.*	117	4,655
Chemed Corp.	53	13,035
Civitas Solutions, Inc.*	247	4,804
Community Health Systems, Inc.* (a)	384	1,747
CONMED Corp.	83	4,440
Corcept Therapeutics, Inc.*	277	4,969
CorVel Corp.*	123	6,796
Cotiviti Holdings, Inc.*	40	1,307
Cross Country Healthcare, Inc.*	248	3,390
CryoLife, Inc.*	76	1,547
Cutera, Inc.*	466	19,129
Cytokinetics, Inc.*	100	860
Emergent BioSolutions, Inc.*	64	2,812
Enanta Pharmaceuticals, Inc.*	77	3,824
Ensign Group, Inc.	353	8,567
Enzo Biochem, Inc.*	1,570	15,402
Exactech, Inc.*	242	10,152
FibroGen, Inc.*	46	2,185
FONAR Corp.*	52	1,292
Genomic Health, Inc.*	105	3,180
Glaukos Corp.*	45	1,205
Globus Medical, Inc., Class A*	268	10,187
Haemonetics Corp.*	237	13,699
Halyard Health, Inc.*	218	10,582
HealthEquity, Inc.*	89	4,616
HealthSouth Corp.	142	7,093
HealthStream, Inc.*	175	4,161
Heska Corp.*	111	9,527
HMS Holdings Corp.*	189	3,124
ICU Medical, Inc.*	46	9,816
INC Research Holdings, Inc., Class A*	95	3,638
Innoviva, Inc.*	111	1,456
Inogen, Inc.*	82	10,557
Inovalon Holdings, Inc., Class A* (a)	112	1,781
Integer Holdings Corp.*	319	15,456
Integra LifeSciences Holdings Corp.*	48	2,334
Intersect ENT, Inc.*	53	1,619
Invacare Corp.	72	1,264
Ironwood Pharmaceuticals, Inc.* (a)	42	725
Jounce Therapeutics, Inc.*	141	2,222
K2M Group Holdings, Inc.*	88	1,730
LeMaitre Vascular, Inc.	472	15,543
LHC Group, Inc.*	271	17,824
LivaNova PLC*	84	7,323
Luminex Corp.	282	6,024
Magellan Health, Inc.*	59	4,986
Masimo Corp.*	89	7,907
Medidata Solutions, Inc.*	19	1,266
Medpace Holdings, Inc.*	19	633
Meridian Bioscience, Inc.	319	4,801
Merit Medical Systems, Inc.*	219	9,516
MiMedx Group, Inc.* (a)	249	2,881
Molina Healthcare, Inc.*	135	10,562
Momenta Pharmaceuticals, Inc.*	514	7,093
Myriad Genetics, Inc.*	93	3,221
National HealthCare Corp.	100	6,635
National Research Corp., Class A	312	10,592
Natus Medical, Inc.*	131	5,247
Neogen Corp.*	78	6,544
NeoGenomics, Inc.* (a)	170	1,571
NuVasive, Inc.*	25	1,442
NxStage Medical, Inc.*	136	3,494
Omnicell, Inc.*	101	5,292
OraSure Technologies, Inc.*	720	11,916
Orthofix International NV*	152	8,241
Owens & Minor, Inc.	200	3,828
Oxford Immunotec Global PLC* (a)	177	2,636
Pacira Pharmaceuticals, Inc.*	34	1,571
PDL BioPharma, Inc.*	290	844
Penumbra, Inc.*	48	5,054
PharMerica Corp.*	147	4,300
Phibro Animal Health Corp., Class A	129	4,476
PRA Health Sciences, Inc.*	41	3,377
Prestige Brands Holdings, Inc.* (a)	48	2,170
Providence Service Corp.*	215	13,016
Quality Systems, Inc.*	417	6,017
Quidel Corp.*	212	8,054
R1 RCM, Inc.*	2,018	7,830

RadNet, Inc.*	1,439	15,110
Repligen Corp.*	89	3,155
RTI Surgical, Inc.*	601	2,885
Select Medical Holdings Corp.*	774	13,661
Simulations Plus, Inc.	329	5,116
STAAR Surgical Co.*	153	2,655
Supernus Pharmaceuticals, Inc.*	100	3,780
Surmodics, Inc.*	88	2,913
Teligent, Inc.* (a)	367	1,475
Tenet Healthcare Corp.* (a)	172	2,425
Tivity Health, Inc.*	82	3,018
Triple-S Management Corp., Class B*	113	3,211
US Physical Therapy, Inc.	190	13,880
Utah Medical Products, Inc.	70	5,716
Varex Imaging Corp.*	290	10,750
Vocera Communications, Inc.*	253	7,413
Wright Medical Group NV*	60	1,459
Xencor, Inc.*	142	3,083

		657,504

Industrials - 19.9%
AAON, Inc.	270	9,842
AAR Corp.	436	18,129
ABM Industries, Inc.	231	9,887
Acacia Research Corp.*	343	1,441
ACCO Brands Corp.*	696	9,152
Actuant Corp., Class A	123	3,247
Advanced Disposal Services, Inc.*	46	1,073
Advanced Drainage Systems, Inc.	378	8,959
Aegion Corp.*	477	13,180
Aerojet Rocketdyne Holdings, Inc.*	260	8,187
Aerovironment, Inc.*	107	4,877
Air Transport Services Group, Inc.*	636	15,423
Aircastle Ltd.	224	5,488
Alamo Group, Inc.	195	23,000
Albany International Corp., Class A	117	7,570
Allegiant Travel Co. (a)	26	3,952
Allied Motion Technologies, Inc.	42	1,340
Altra Industrial Motion Corp.	60	2,916
Ameresco, Inc., Class A*	211	1,793
American Railcar Industries, Inc. (a)	49	1,985
American Woodmark Corp.*	112	11,155
Apogee Enterprises, Inc.	141	7,054
Applied Industrial Technologies, Inc.	194	12,406
ARC Document Solutions, Inc.*	506	1,397
ArcBest Corp.	225	8,516
Argan, Inc.	624	36,816
Armstrong Flooring, Inc.*	352	6,167
Astec Industries, Inc.	188	10,410
Astronics Corp.*	190	7,883
Atkore International Group, Inc.*	135	2,873
Atlas Air Worldwide Holdings, Inc.*	94	5,428
Avis Budget Group, Inc.*	65	2,476
Axon Enterprise, Inc.* (a)	118	2,936
AZZ, Inc.	68	3,271
Barnes Group, Inc.	184	12,194
Barrett Business Services, Inc.	158	10,485
BG Staffing, Inc. (a)	343	5,375
Blue Bird Corp.*	124	2,418
BMC Stock Holdings, Inc.*	600	13,860
Brady Corp., Class A	361	14,115
Briggs & Stratton Corp.	532	13,247
Brink’s Co.	89	7,196
Builders FirstSource, Inc.*	465	9,486
Caesarstone Ltd.* (a)	224	5,578
CAI International, Inc.*	318	10,891
Casella Waste Systems, Inc., Class A*	1,269	27,055
CBIZ, Inc.*	1,079	15,915
CECO Environmental Corp.	673	3,641
Chart Industries, Inc.*	351	17,087
CIRCOR International, Inc.	72	3,488
Columbus McKinnon Corp.	164	6,550
Comfort Systems USA, Inc.	366	15,720
Commercial Vehicle Group, Inc.*	290	3,231
Continental Building Products, Inc.*	378	10,546
Costamare, Inc.	661	3,801
Covanta Holding Corp. (a)	447	6,794
Covenant Transportation Group, Inc., Class A*	72	2,157
CRA International, Inc.	502	22,690
CSW Industrials, Inc.*	136	6,542
Cubic Corp.	84	5,204
Curtiss-Wright Corp.	29	3,602
Daseke, Inc.*	184	2,335
Deluxe Corp.	55	3,910
DMC Global, Inc.	349	7,032
Douglas Dynamics, Inc.	194	7,905
Ducommun, Inc.*	189	5,286
DXP Enterprises, Inc.*	19	528
Dycom Industries, Inc.* (a)	42	4,510
Eastern Co.	400	11,520
Echo Global Logistics, Inc.*	150	4,050

EMCOR Group, Inc.	182	14,700
Encore Wire Corp.	184	8,574
EnerSys	83	5,734
Engility Holdings, Inc.*	106	3,094
Ennis, Inc.	827	17,491
EnPro Industries, Inc.	111	9,587
EnviroStar, Inc. (a)	48	1,349
ESCO Technologies, Inc.	231	15,096
Essendant, Inc.	261	2,456
Esterline Technologies Corp.*	66	4,676
Exponent, Inc.	135	10,192
Federal Signal Corp.	514	11,051
Forrester Research, Inc.	164	7,618
Forward Air Corp.	236	13,428
Foundation Building Materials, Inc.*	119	1,810
Franklin Covey Co.*	491	9,869
Franklin Electric Co., Inc.	196	9,075
FreightCar America, Inc.	84	1,409
FTI Consulting, Inc.*	167	7,183
GATX Corp. (a)	197	12,441
Gencor Industries, Inc.*	513	9,234
Generac Holdings, Inc.*	100	4,917
General Cable Corp.	396	8,514
Gibraltar Industries, Inc.*	314	10,331
Global Brass & Copper Holdings, Inc.	59	2,041
GMS, Inc.*	289	10,783
Gorman-Rupp Co.	152	5,005
GP Strategies Corp.*	243	5,589
Graham Corp.	313	6,210
Granite Construction, Inc.	107	7,102
Great Lakes Dredge & Dock Corp.*	372	1,860
Greenbrier Cos., Inc. (a)	443	22,150
Griffon Corp.	335	7,822
H&E Equipment Services, Inc.	218	8,107
Hardinge, Inc.	565	9,639
Harsco Corp.*	785	14,169
Hawaiian Holdings, Inc.	55	2,373
HC2 Holdings, Inc.*	1,200	6,552
Healthcare Services Group, Inc.	112	5,816
Heartland Express, Inc. (a)	254	5,801
Heidrick & Struggles International, Inc.	553	13,825
Herc Holdings, Inc.* (a)	231	13,671
Heritage-Crystal Clean, Inc.*	325	6,224
Herman Miller, Inc.	419	14,979
Hertz Global Holdings, Inc.* (a)	837	15,861
Hillenbrand, Inc.	230	10,477
HNI Corp.	202	7,070
Hub Group, Inc., Class A*	159	7,600
Hudson Technologies, Inc.*	402	2,307
Huron Consulting Group, Inc.*	39	1,595
ICF International, Inc.*	260	14,053
IES Holdings, Inc.* (a)	278	4,935
InnerWorkings, Inc.*	1,197	12,987
Insperity, Inc.	154	18,157
Insteel Industries, Inc.	200	5,510
Interface, Inc.	302	7,535
JELD-WEN Holding, Inc.*	41	1,604
John Bean Technologies Corp.	35	4,191
Kadant, Inc.	271	27,723
Kaman Corp.	277	16,526
KBR, Inc.	111	2,081
Kelly Services, Inc., Class A	605	17,636
Kennametal, Inc.	125	5,828
Kforce, Inc.	347	9,022
Kimball International, Inc., Class B	1,433	26,568
KLX, Inc.*	111	6,228
Knight-Swift Transportation Holdings, Inc. (a)	608	25,949
Knoll, Inc.	250	5,443
Korn/Ferry International	106	4,647
Kratos Defense & Security Solutions, Inc.* (a)	190	1,982
Lawson Products, Inc.*	64	1,648
Layne Christensen Co.*	218	2,827
LB Foster Co., Class A*	82	1,894
Lindsay Corp.	106	9,946
LSC Communications, Inc.	800	13,088
Lydall, Inc.*	64	3,523
Manitowoc Co., Inc.*	228	9,161
Marten Transport Ltd.	907	18,276
Masonite International Corp.*	67	4,935
MasTec, Inc.*	213	9,553
Matson, Inc.	108	3,150
Matthews International Corp., Class A	132	7,478
McGrath RentCorp	506	24,187
Meritor, Inc.*	1,037	25,904
Milacron Holdings Corp.*	159	2,803
Miller Industries, Inc.	453	12,639
Mistras Group, Inc.*	130	2,984
Mobile Mini, Inc.	158	5,672
Moog, Inc., Class A*	118	9,925
MRC Global, Inc.*	277	4,352
MSA Safety, Inc.	78	6,708
Mueller Industries, Inc.	262	9,537

Mueller Water Products, Inc., Class A	426	5,321
Multi-Color Corp.	94	7,191
MYR Group, Inc.*	449	15,966
National Presto Industries, Inc. (a)	54	5,600
Navigant Consulting, Inc.*	816	15,659
Navistar International Corp.*	60	2,443
NCI Building Systems, Inc.*	453	7,565
Nexeo Solutions, Inc.*	535	4,243
NN, Inc.	396	11,068
Northwest Pipe Co.* (a)	164	2,990
NOW, Inc.* (a)	302	3,117
Omega Flex, Inc.	59	3,810
On Assignment, Inc.*	208	13,304
Orion Group Holdings, Inc.*	1,063	8,260
Park-Ohio Holdings Corp.	123	5,720
Patrick Industries, Inc.*	77	7,792
PGT Innovations, Inc.*	231	3,777
Ply Gem Holdings, Inc.*	218	3,880
Powell Industries, Inc.	125	3,509
Preformed Line Products Co.	54	4,508
Primoris Services Corp.	230	6,438
Proto Labs, Inc.*	53	5,099
Quad/Graphics, Inc.	512	11,525
Quanex Building Products Corp.	419	9,176
Radiant Logistics, Inc.*	1,846	8,879
Raven Industries, Inc.	526	20,093
RBC Bearings, Inc.*	65	8,674
Resources Connection, Inc.	400	6,420
Rexnord Corp.*	111	2,766
Roadrunner Transportation Systems, Inc.*	359	3,073
RPX Corp.	1,807	23,834
RR Donnelley & Sons Co.	74	695
Rush Enterprises, Inc., Class A*	454	22,114
Rush Enterprises, Inc., Class B*	71	3,265
Saia, Inc.*	384	25,267
Schneider National, Inc., Class B	137	3,594
Simpson Manufacturing Co., Inc.	183	10,975
SiteOne Landscape Supply, Inc.*	83	6,207
SkyWest, Inc.	206	10,722
SP Plus Corp.*	313	12,270
Spartan Motors, Inc.	1,969	31,406
Sparton Corp.*	195	4,524
SPX Corp.*	426	13,585
SPX FLOW, Inc.*	17	761
Standex International Corp.	113	12,091
Steelcase, Inc., Class A	780	11,856
Sterling Construction Co., Inc.*	1,226	21,026
Sun Hydraulics Corp.	36	2,184
Tennant Co. (a)	125	8,225
Tetra Tech, Inc.	230	11,500
Textainer Group Holdings Ltd.*	147	3,374
Thermon Group Holdings, Inc.*	162	3,768
Titan International, Inc.	123	1,472
Titan Machinery, Inc.*	358	6,802
Trex Co., Inc.*	166	19,548
TriMas Corp.*	347	8,987
TriNet Group, Inc.*	294	13,159
Triton International Ltd/Bermuda*	64	2,532
Triumph Group, Inc.	454	14,029
TrueBlue, Inc.*	1,061	30,185
Tutor Perini Corp.*	320	8,064
Twin Disc, Inc.*	93	2,613
UniFirst Corp.	72	11,772
Universal Forest Products, Inc.	267	10,456
US Ecology, Inc.	90	4,631
Vectrus, Inc.*	130	4,190
Veritiv Corp.*	147	4,006
Viad Corp.	190	10,944
Vicor Corp.*	165	3,721
VSE Corp.	247	11,799
Wabash National Corp.	1,403	28,270
WageWorks, Inc.*	55	3,528
Watts Water Technologies, Inc., Class A	82	6,101
Werner Enterprises, Inc.	207	7,907
Wesco Aircraft Holdings, Inc.*	124	918
Willdan Group, Inc.*	135	3,421
Willis Lease Finance Corp.*	88	2,309
Woodward, Inc.	54	4,177

		2,086,075

Information Technology - 9.8%
2U, Inc.*	52	3,333
8x8, Inc.*	237	3,342
ACI Worldwide, Inc.*	54	1,236
Acxiom Corp.*	183	4,987
ADTRAN, Inc.	378	8,732
Advanced Energy Industries, Inc.*	119	8,921
Agilysys, Inc.*	125	1,530
Alarm.com Holdings, Inc.*	59	2,418
Alpha & Omega Semiconductor Ltd.*	519	9,140
Ambarella, Inc*	33	1,791
American Software, Inc., Class A	565	7,294
Amkor Technology, Inc.*	507	5,359
Anixter International, Inc.*	241	17,231
Appfolio, Inc., Class A*	165	7,120

Applied Optoelectronics, Inc.* (a)	23	1,004
Aspen Technology, Inc.*	88	5,889
Avid Technology, Inc.*	153	1,030
AVX Corp.	182	3,301
Axcelis Technologies, Inc.*	99	3,168
AXT, Inc.*	1,044	10,075
Badger Meter, Inc.	249	11,554
Barracuda Networks, Inc.*	124	3,429
Bazaarvoice, Inc.*	896	4,883
Bel Fuse, Inc., Class B	213	5,719
Belden, Inc.	35	2,964
Benchmark Electronics, Inc.*	866	26,413
Blackbaud, Inc.	18	1,772
Blackhawk Network Holdings, Inc.*	117	4,300
Blucora, Inc.*	418	8,590
Bottomline Technologies de, Inc.*	117	3,900
Box, Inc., Class A* (a)	76	1,598
Brooks Automation, Inc.	288	7,168
Cabot Microelectronics Corp.	70	6,742
CACI International, Inc., Class A*	12	1,583
CalAmp Corp.*	118	2,696
Calix, Inc.*	756	4,990
Callidus Software, Inc.*	46	1,347
Carbonite, Inc.*	405	9,740
Care.com, Inc.*	211	4,003
Cars.com, Inc.* (a)	300	7,272
Cass Information Systems, Inc.	101	6,879
CEVA, Inc.*	147	6,982
Ciena Corp.*	182	3,958
Cimpress NV*	34	4,141
Cirrus Logic, Inc.*	66	3,646
Cohu, Inc.	548	12,472
CommerceHub, Inc., Series C*	82	1,760
CommVault Systems, Inc.*	47	2,533
Control4 Corp.*	290	9,640
Convergys Corp.	306	7,552
Cree, Inc.* (a)	78	2,772
CSG Systems International, Inc.	148	6,792
CTS Corp.	341	9,292
Daktronics, Inc.	1,340	12,837
Digi International, Inc.*	373	3,823
Diodes, Inc.*	255	7,471
DSP Group, Inc.*	347	4,528
Ebix, Inc. (a)	24	1,855
Electro Scientific Industries, Inc.*	72	1,723
Electronics For Imaging, Inc.*	59	1,815
Ellie Mae, Inc.*	7	619
EMCORE Corp.*	185	1,443
Entegris, Inc.	171	5,181
Envestnet, Inc.*	47	2,310
EPAM Systems, Inc.*	36	3,652
ePlus, Inc.*	136	11,043
Etsy, Inc.* (a)	100	1,646
Everi Holdings, Inc.*	897	7,311
EVERTEC, Inc.	732	10,175
ExlService Holdings, Inc.*	123	7,550
Extreme Networks, Inc.*	597	7,671
Fabrinet*	170	5,425
Fair Isaac Corp.	17	2,670
FARO Technologies, Inc.*	170	8,891
Finisar Corp.*	188	3,762
Five9, Inc.*	64	1,569
Gigamon, Inc.*	13	505
GrubHub, Inc.* (a)	72	4,864
GSI Technology, Inc.*	341	2,718
GTT Communications, Inc.* (a)	111	4,490
Hackett Group, Inc.	432	7,055
HubSpot, Inc.*	25	2,024
II-VI, Inc.*	384	18,202
Imperva, Inc.*	29	1,196
Insight Enterprises, Inc.*	288	11,232
Instructure, Inc.*	53	1,842
Integrated Device Technology, Inc.*	52	1,565
InterDigital, Inc.	110	8,371
Iteris, Inc.* (a)	1,155	7,404
Itron, Inc.*	154	9,925
IXYS Corp.*	99	2,406
j2 Global, Inc.	18	1,358
KEMET Corp.*	555	8,558
Kimball Electronics, Inc.*	1,090	22,726
Knowles Corp.*	162	2,558
KVH Industries, Inc.*	125	1,350
Lattice Semiconductor Corp.*	501	2,941
Leaf Group Ltd.*	177	1,460
Liquidity Services, Inc.*	123	707
Littelfuse, Inc.	23	4,667
LivePerson, Inc.*	479	5,317
MACOM Technology Solutions Holdings, Inc.* (a)	23	750
ManTech International Corp., Class A	325	16,568
MAXIMUS, Inc.	72	4,974
MaxLinear, Inc.*	9	238
Mesa Laboratories, Inc. (a)	23	3,095
Methode Electronics, Inc.	271	12,764

MINDBODY, Inc., Class A*	105	3,423
MKS Instruments, Inc.	52	4,904
MoneyGram International, Inc.*	441	6,280
Monolithic Power Systems, Inc.	29	3,432
Monotype Imaging Holdings, Inc.	89	2,243
Nanometrics, Inc.*	426	10,718
Napco Security Technologies, Inc.*	559	5,590
NeoPhotonics Corp.* (a)	461	3,273
NETGEAR, Inc.*	84	4,326
NetScout Systems, Inc.*	229	7,110
New Relic, Inc.*	40	2,251
NIC, Inc.	150	2,490
Novanta, Inc.*	566	27,225
NVE Corp.	172	14,383
OSI Systems, Inc.*	106	9,186
Park Electrochemical Corp.	119	2,273
Paycom Software, Inc.*	25	2,050
Paylocity Holding Corp.*	18	831
PC Connection, Inc.	150	4,111
PCM, Inc.*	800	7,880
PDF Solutions, Inc.* (a)	255	4,613
Pegasystems, Inc.	24	1,211
Perficient, Inc.*	342	6,621
Photronics, Inc.*	800	7,720
Planet Payment, Inc.*	430	1,935
Plantronics, Inc.	143	7,482
Plexus Corp.*	160	10,002
Power Integrations, Inc.	60	4,710
Progress Software Corp.	188	7,772
Proofpoint, Inc.* (a)	6	540
Q2 Holdings, Inc.*	65	2,720
QAD, Inc., Class A	158	5,814
Qualys, Inc.*	60	3,534
Quantum Corp.*	202	1,048
QuinStreet, Inc.*	355	3,795
Radisys Corp.*	2,518	1,880
Rambus, Inc.*	158	2,338
RealPage, Inc.*	59	2,676
Reis, Inc.	41	890
Ribbon Communications, Inc.*	89	692
RingCentral, Inc., Class A* (a)	6	283
Rogers Corp.*	93	14,982
Rosetta Stone, Inc.*	131	1,597
Rudolph Technologies, Inc.*	743	18,055
Sanmina Corp.*	359	12,206
ScanSource, Inc.*	312	11,232
Science Applications International Corp.	88	6,530
Semtech Corp.*	111	3,780
Shutterstock, Inc.* (a)	20	850
Sigma Designs, Inc.*	401	2,346
Silicon Laboratories, Inc.*	78	7,106
SPS Commerce, Inc.*	53	2,674
Stamps.com, Inc.*	40	6,736
StarTek, Inc.*	697	6,831
Stratasys Ltd.* (a)	159	3,463
Sykes Enterprises, Inc.*	218	6,937
Systemax, Inc.	259	7,899
Tech Data Corp.*	29	2,804
TechTarget, Inc.*	355	4,966
Telenav, Inc.*	302	1,661
TeleTech Holdings, Inc.	100	4,050
Trade Desk, Inc., Class A* (a)	18	885
Travelport Worldwide Ltd.	473	6,333
TTM Technologies, Inc.*	1,310	21,392
Tucows, Inc., Class A* (a)	135	8,559
Ubiquiti Networks, Inc.* (a)	7	468
Unisys Corp.* (a)	800	6,200
USA Technologies, Inc.*	165	1,435
Varonis Systems, Inc.*	65	3,270
VeriFone Systems, Inc.*	83	1,439
Verint Systems, Inc.*	36	1,575
Viavi Solutions, Inc.*	34	319
Virtusa Corp.*	66	3,059
Vishay Intertechnology, Inc.	726	15,899
Vishay Precision Group, Inc.*	277	7,673
Web.com Group, Inc.*	93	2,139
Xcerra Corp.*	131	1,298
XO Group, Inc.*	407	7,867
Xperi Corp.	143	2,760
Yelp, Inc.*	48	2,138
Zix Corp.*	1,161	5,108

		1,023,559

Materials - 4.6%
A Schulman, Inc.	442	16,774
Advanced Emissions Solutions, Inc. (a)	367	3,299
AdvanSix, Inc.*	431	18,555
American Vanguard Corp.	454	9,035
Balchem Corp.	60	5,236
Boise Cascade Co.	223	8,585
Calgon Carbon Corp.	255	5,508
Carpenter Technology Corp.	158	7,810
Chase Corp.	158	19,955
Clearwater Paper Corp.*	64	3,037
Codexis, Inc.* (a)	176	1,214

Commercial Metals Co.	257	5,099
Compass Minerals International, Inc. (a)	29	2,023
Core Molding Technologies, Inc.	373	8,027
Deltic Timber Corp.	77	7,106
Ferro Corp.*	231	5,856
Forterra, Inc.* (a)	83	817
FutureFuel Corp.	991	14,875
GCP Applied Technologies, Inc.*	241	7,893
Greif, Inc., Class A	65	3,547
Greif, Inc., Class B	13	811
Hawkins, Inc.	250	9,587
Haynes International, Inc.	112	3,588
HB Fuller Co.	118	6,675
Hecla Mining Co.	538	2,012
Ingevity Corp.*	190	15,122
Innophos Holdings, Inc.	268	12,416
Innospec, Inc.	101	7,211
Kaiser Aluminum Corp.	53	5,134
KapStone Paper and Packaging Corp.	419	9,314
KMG Chemicals, Inc.	284	15,447
Koppers Holdings, Inc.*	201	10,030
Kraton Corp.*	114	5,364
Kronos Worldwide, Inc.	64	1,786
Louisiana-Pacific Corp.*	460	12,701
Materion Corp.	565	27,628
Minerals Technologies, Inc.	91	6,593
Myers Industries, Inc.	330	7,045
Neenah Paper, Inc.	154	13,768
OMNOVA Solutions, Inc.*	927	9,919
PH Glatfelter Co.	407	8,462
PolyOne Corp.	82	3,789
Quaker Chemical Corp.	125	20,597
Rayonier Advanced Materials, Inc.	200	3,758
Schnitzer Steel Industries, Inc., Class A	100	2,920
Schweitzer-Mauduit International, Inc.	296	13,400
Sensient Technologies Corp.	64	4,962
Stepan Co.	143	11,885
Summit Materials, Inc., Class A*	137	4,214
SunCoke Energy, Inc.*	500	5,695
Trecora Resources*	367	4,606
Tredegar Corp.	200	3,940
Trinseo SA	105	7,749
Tronox Ltd., Class A	158	3,617
UFP Technologies, Inc.*	277	7,631
United States Lime & Minerals, Inc.	82	6,999
US Concrete, Inc.* (a)	52	4,204
Verso Corp., Class A*	1,706	19,500
Worthington Industries, Inc.	60	2,496

		476,826

Real Estate - 5.5%
Acadia Realty Trust REIT	72	2,018
Agree Realty Corp. REIT	152	7,515
Alexander & Baldwin, Inc. REIT	82	2,383
Alexander’s, Inc. REIT	11	4,653
American Assets Trust, Inc. REIT	88	3,464
Armada Hoffler Properties, Inc. REIT	679	10,491
Ashford Hospitality Prime, Inc. REIT	122	1,124
Ashford Hospitality Trust, Inc. REIT	1,668	10,859
Bluerock Residential Growth REIT, Inc. REIT	242	2,730
CareTrust REIT, Inc. REIT	459	8,363
CatchMark Timber Trust, Inc., Class A REIT	182	2,401
CBL & Associates Properties, Inc. REIT (a)	386	2,173
Cedar Realty Trust, Inc. REIT	961	5,737
Chatham Lodging Trust REIT	295	6,694
Chesapeake Lodging Trust REIT	373	10,757
City Office REIT, Inc. REIT	337	4,462
Clipper Realty, Inc. REIT	147	1,482
Community Healthcare Trust, Inc. REIT	224	6,106
Consolidated-Tomoka Land Co.	82	5,029
CorEnergy Infrastructure Trust, Inc. REIT	335	11,943
Cousins Properties, Inc. REIT	377	3,382
DiamondRock Hospitality Co. REIT	885	9,903
Easterly Government Properties, Inc. REIT	284	6,018
EastGroup Properties, Inc. REIT	78	7,338
Education Realty Trust, Inc. REIT	41	1,499
Farmland Partners, Inc. REIT (a)	431	3,857
First Industrial Realty Trust, Inc. REIT	124	4,036
Forestar Group, Inc.* (a)	574	12,771
Four Corners Property Trust, Inc. REIT	544	14,198
Franklin Street Properties Corp. REIT	377	4,106
FRP Holdings, Inc.*	78	3,561
GEO Group, Inc. REIT	184	4,883
Getty Realty Corp. REIT	367	10,445

Gladstone Commercial Corp. REIT	359	8,200
Global Net Lease, Inc. REIT	197	4,261
Government Properties Income Trust REIT	388	7,236
Gramercy Property Trust REIT	54	1,540
Healthcare Realty Trust, Inc. REIT	60	1,966
Hersha Hospitality Trust REIT	769	13,496
HFF, Inc., Class A	243	10,969
Independence Realty Trust, Inc. REIT	471	4,865
InfraREIT, Inc. REIT	507	10,708
Investors Real Estate Trust REIT	997	6,042
iStar, Inc. REIT*	714	8,211
Jernigan Capital, Inc. REIT (a)	278	5,741
Kennedy-Wilson Holdings, Inc.	125	2,394
Kite Realty Group Trust REIT	87	1,673
LaSalle Hotel Properties REIT	318	9,044
Lexington Realty Trust REIT	471	4,927
LTC Properties, Inc. REIT	119	5,455
Mack-Cali Realty Corp. REIT	48	1,062
Marcus & Millichap, Inc.*	218	6,967
Maui Land & Pineapple Co., Inc.*	100	1,620
MedEquities Realty Trust, Inc. REIT	583	6,535
Monmouth Real Estate Investment Corp. REIT	550	9,823
National Health Investors, Inc. REIT	65	5,070
National Storage Affiliates Trust REIT	308	8,205
New Senior Investment Group, Inc. REIT	638	5,232
NexPoint Residential Trust, Inc. REIT	449	12,635
NorthStar Realty Europe Corp. REIT	130	1,886
One Liberty Properties, Inc. REIT	213	5,691
Pebblebrook Hotel Trust REIT (a)	277	10,656
Physicians Realty Trust REIT	112	2,001
Potlatch Corp. REIT	170	8,772
Preferred Apartment Communities, Inc., Class A REIT	249	5,294
PS Business Parks, Inc. REIT	29	3,844
QTS Realty Trust, Inc., Class A REIT	41	2,282
Quality Care Properties, Inc. REIT*	400	5,876
RAIT Financial Trust REIT	396	135
RE/MAX Holdings, Inc., Class A	255	13,604
Retail Opportunity Investments Corp. REIT	153	2,994
Rexford Industrial Realty, Inc. REIT	243	7,623
RLJ Lodging Trust REIT	673	14,591
RMR Group, Inc., Class A	182	10,965
Ryman Hospitality Properties, Inc. REIT	113	7,851
Sabra Health Care REIT, Inc. REIT	580	11,159
Saul Centers, Inc. REIT	59	3,808
Select Income REIT	171	4,290
Seritage Growth Properties, Class A REIT (a)	18	733
St Joe Co.*	111	2,087
STAG Industrial, Inc. REIT	183	5,179
Stratus Properties, Inc.	71	2,215
Summit Hotel Properties, Inc. REIT	833	12,587
Sunstone Hotel Investors, Inc. REIT	455	7,603
Tejon Ranch Co.* (a)	52	1,167
Terreno Realty Corp. REIT	200	7,520
Tier REIT, Inc. REIT	52	1,042
UMH Properties, Inc. REIT	655	10,080
Universal Health Realty Income Trust REIT	153	11,454
Urban Edge Properties REIT	88	2,248
Urstadt Biddle Properties, Inc., Class A REIT	182	4,317
Washington Prime Group, Inc. REIT (a)	359	2,552
Washington Real Estate Investment Trust REIT	177	5,721
Whitestone REIT (a)	189	2,792
Xenia Hotels & Resorts, Inc. REIT	530	11,655

		574,532

Telecommunication Services - 1.0%
ATN International, Inc.	50	2,988
Boingo Wireless, Inc.*	677	16,722
Cincinnati Bell, Inc.*	150	3,255
Cogent Communications Holdings, Inc.	42	1,968
Consolidated Communications Holdings, Inc.	433	6,122
General Communication, Inc., Class A*	282	11,255
Hawaiian Telcom Holdco, Inc.*	389	12,273
IDT Corp., Class B	670	10,472
Intelsat SA*	465	1,660

Iridium Communications, Inc.* (a)	1,021	12,609
Ooma, Inc.*	176	1,945
ORBCOMM, Inc.* (a)	280	3,013
Shenandoah Telecommunications Co.	41	1,572
Spok Holdings, Inc.	400	7,000
Vonage Holdings Corp.*	589	5,996
Windstream Holdings, Inc.	1,501	3,948

		102,798

Utilities - 1.9%
ALLETE, Inc.	54	4,347
American States Water Co.	129	7,442
Artesian Resources Corp., Class A	212	8,976
Atlantic Power Corp.*	968	2,468
Avista Corp.	101	5,246
Black Hills Corp. (a)	36	2,106
California Water Service Group	207	9,439
Chesapeake Utilities Corp.	107	9,154
Connecticut Water Service, Inc. (a)	106	6,711
Consolidated Water Co. Ltd.	225	2,959
El Paso Electric Co.	136	8,282
Global Water Resources, Inc.	117	1,133
IDACORP, Inc.	34	3,360
MGE Energy, Inc.	107	7,062
Middlesex Water Co.	107	4,935
New Jersey Resources Corp.	23	1,026
Northwest Natural Gas Co.	99	6,846
NorthWestern Corp.	54	3,470
NRG Yield, Inc., Class A	171	3,217
NRG Yield, Inc., Class C	312	5,944
ONE Gas, Inc.	47	3,725
Ormat Technologies, Inc.	71	4,654
Otter Tail Corp.	247	11,930
Pattern Energy Group, Inc.	123	2,772
PNM Resources, Inc.	117	5,323
Portland General Electric Co.	77	3,822
Pure Cycle Corp.*	341	2,370
RGC Resources, Inc.	248	6,604
SJW Group	242	16,487
South Jersey Industries, Inc.	143	4,842
Southwest Gas Holdings, Inc.	54	4,641
Spark Energy, Inc., Class A (a)	47	587
Spire, Inc.	34	2,797
Unitil Corp.	182	9,508
WGL Holdings, Inc.	34	2,874
York Water Co. (a)	160	5,944

		193,003

TOTAL COMMON STOCKS (Cost $9,196,701)		10,447,293

SECURITIES LENDING COLLATERAL - 7.6%
Deutsche Government & Agency Securities Portfolio “Deutsche Government Cash Institutional Shares”, 1.00% (c)(d) (Cost $793,529)	793,529	793,529

TOTAL INVESTMENTS - 107.5% (Cost $9,990,230)		$11,240,822
Other assets and liabilities, net - (7.5%)		(781,715)

NET ASSETS - 100.0%		$10,459,107

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*	Non-income producing security.
(a)	All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2017 amounted to $775,010, which is 7.4% of net assets.
(b)	Investment was valued using significant unobservable inputs.
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

REIT:	Real Estate Investment Trust

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2017 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (e)	$10,446,636	$—	$657	$10,447,293
Short-Term Investments	793,529	—	—	793,529

TOTAL	$11,240,165	$—	$657	$11,240,822

(e)	See Schedule of Investments for additional detailed categorizations.

There have been no transfers between fair value measurement levels during the period ended November 30, 2017.

DBX ETF Trust

Schedule of Investments

Xtrackers Barclays International Corporate Bond Hedged ETF

November 30, 2017 (Unaudited)

		Principal Amount	Value
CORPORATE BONDS - 98.2%
Australia - 4.0%
BHP Billiton Finance Ltd. Series MTN,
3.00%, 3/30/20	AUD	$50,000	$38,314
QPH Finance Co. Pty Ltd. Series MTN,
5.75%, 7/29/20	AUD	50,000	40,580
Wesfarmers Ltd. Series EMTN,
1.25%, 10/07/21	EUR	100,000	124,468

			203,362

Belgium - 2.4%
Anheuser-Busch InBev SA/NV Series EMTN,
0.625%, 3/17/20	EUR	100,000	121,028

Canada - 7.8%
CU, Inc.
4.543%, 10/24/41	CAD	20,000	18,191
Inter Pipeline Ltd. Series MTN,
3.173%, 3/24/25	CAD	100,000	77,693
Metro, Inc. Series MTN,
3.20%, 12/01/21	CAD	150,000	119,289
Royal Bank of Canada Series DPNT,
2.77%, 12/11/18	CAD	50,000	39,201
Royal Office Finance LP Series A,
5.209%, 11/12/32	CAD	36,811	34,714
Suncor Energy, Inc. Series MTN,
3.10%, 11/26/21	CAD	25,000	19,901
Toronto-Dominion Bank Series DPNT,
3.226%, 7/24/24	CAD	100,000	80,984

			389,973

France - 11.9%
Bouygues SA	EUR	50,000	63,736
3.641%, 10/29/19
BPCE SA Series EMTN,
0.75%, 1/22/20	EUR	100,000	121,271
Klepierre SA Series EMTN,
4.625%, 4/14/20	EUR	50,000	66,182
Orange SA
Series EMTN,
3.125%, 1/09/24	EUR	100,000	137,359
Suez Series EMTN,
5.50%, 7/22/24	EUR	50,000	79,000
Total Capital International SA Series EMTN,
2.125%, 3/15/23	EUR	100,000	130,555

			598,103

Germany - 4.4%
BASF SE Series EMTN,
1.875%, 2/04/21	EUR	50,000	63,297
Commerzbank AG Series EMTN,
0.625%, 3/14/19	EUR	100,000	120,252
Daimler AG Series EMTN,
1.375%, 5/11/28	EUR	30,000	36,402

			219,951

Ireland - 3.0%
GE Capital UK Funding Unlimited Co. Series EMTN,
4.125%, 9/13/23	GBP	100,000	152,977

Italy - 5.6%
Assicurazioni Generali SpA Series EMTN,
5.125%, 9/16/24	EUR	50,000	76,919
Autostrade Per L’italia SpA Series EMTN,
4.375%, 9/16/25	EUR	50,000	74,655
UniCredit SpA Series EMTN,
3.25%, 1/14/21	EUR	100,000	130,479

			282,053

Japan - 3.5%
Aozora Bank Ltd. Series 615,
0.24%, 1/27/21	JPY	10,000,000	89,258
Shinkin Central Bank Series 323,
0.03%, 10/27/21	JPY	10,000,000	88,747

			178,005

Luxembourg - 0.7%
HeidelbergCement Finance Luxembourg SA
8.50%, 10/31/19	EUR	25,000	34,631

Netherlands - 16.0%
ABN AMRO Bank NV Series EMTN,
0.75%, 6/09/20	EUR	30,000	36,441
Allianz Finance II BV Series 61,
3.00%, 3/13/28	EUR	100,000	143,930
BMW Finance NV Series EMTN,
0.75%, 4/15/24	EUR	75,000	90,802
Cooperatieve Rabobank UA Series EMTN,
4.75%, 6/06/22	EUR	100,000	143,654
Deutsche Telekom International Finance BV Series EMTN,
1.375%, 1/30/27	EUR	50,000	61,165
Gas Natural Fenosa Finance BV Series EMTN,
2.875%, 3/11/24	EUR	100,000	134,365
Linde Finance BV Series EMTN,
1.75%, 6/11/19	EUR	25,000	30,675
Shell International Finance BV Series EMTN,
0.875%, 8/21/28	CHF	25,000	26,781
Siemens Financieringsmaatschappij NV Series EMTN,
2.875%, 3/10/28	EUR	50,000	71,203
Volkswagen International Finance NV
4.625%, 3/29/49	EUR	50,000	67,315

			806,331

Spain - 3.8%
Santander Issuances SAU Series EMTN,
2.50%, 3/18/25	EUR	100,000	125,607
Telefonica Emisiones SAU Series EMTN,
4.693%, 11/11/19	EUR	50,000	65,046

			190,653

Switzerland - 1.0%
Credit Suisse AG
0.75%, 7/11/19	CHF	50,000	51,652

United Kingdom - 18.7%
Barclays Bank PLC Series EMTN,
6.625%, 3/30/22	EUR	50,000	73,684
BAT International Finance PLC Series EMTN,
4.00%, 7/07/20	EUR	50,000	65,688
Credit Agricole SA Series EMTN,
3.125%, 2/05/26	EUR	100,000	141,124
Daily Mail & General Trust PLC
6.375%, 6/21/27	GBP	50,000	79,521
Eastern Power Networks PLC Series EMTN,
6.25%, 11/12/36	GBP	60,000	120,742
Heathrow Funding Ltd. Series REGS,
5.225%, 2/15/23	GBP	50,000	78,887
HSBC Bank PLC Series EMTN,
4.75%, 3/24/46	GBP	50,000	87,188
Lloyds Bank PLC Series EMTN,
1.00%, 11/19/21	EUR	100,000	122,738

Series EMTN,
7.625%, 4/22/25	GBP	20,000	36,026
Prudential PLC
6.875%, 1/20/23	GBP	50,000	85,136

Vodafone Group PLC Series EMTN,
5.90%, 11/26/32	GBP	30,000	52,304

			943,038

United States - 15.4%
Apple, Inc. Series EMTN,
1.00%, 11/10/22	EUR	100,000	124,057
AT&T, Inc.
2.75%, 5/19/23	EUR	100,000	132,666
Bristol-Myers Squibb Co.
1.75%, 5/15/35	EUR	100,000	120,436
FedEx Corp.
1.625%, 1/11/27	EUR	50,000	61,115
Kraft Heinz Foods Co.
2.25%, 5/25/28	EUR	100,000	122,115
Prologis LP
1.375%, 10/07/20	EUR	100,000	123,161
Wal-Mart Stores, Inc.
5.75%, 12/19/30	GBP	50,000	93,977

			777,527

TOTAL CORPORATE BONDS
(Cost $4,638,530)			4,949,284

SOVEREIGN BOND - 0.3%
Japan - 0.3%
Japan Government Ten Year Bond Series 345,
0.10%, 12/20/26	JPY	2,000,000	17,910

TOTAL SOVEREIGN BOND (Cost $17,880)			17,910

TOTAL INVESTMENTS - 98.5% (Cost $4,656,410)			$4,967,194
Other assets and liabilities, net - 1.5%			74,276

NET ASSETS - 100.0%			$5,041,470

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

DPNT:	Deposit Note
EMTN:	Euro Medium Term Note
MTN:	Medium Term Note

At November 30, 2017, Xtrackers Barclays International Corporate Bond Hedged ETF had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Total Investments
Financial	2,171,325	43.6%
Consumer, Non-cyclical	747,679	15.0
Communications	528,061	10.7
Utilities	352,298	7.1
Industrial	350,152	7.0
Consumer, Cyclical	288,496	5.8
Energy	254,930	5.2
Basic Materials	132,286	2.7
Technology	124,057	2.5
Government	17,910	0.4

Total	4,967,194	100.0%

As of November 30, 2017, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation(a)	Unrealized Depreciation(a)
The Bank of Nova Scotia	12/5/2017	AUD	104,939	USD	80,433	$1,059	$—
The Bank of Nova Scotia	12/5/2017	CAD	8,500	USD	6,595	6	—
The Bank of Nova Scotia	12/5/2017	CAD	524,970	USD	407,339	395	—
The Bank of Nova Scotia	12/5/2017	CHF	77,600	USD	78,005	—	(916)
The Bank of Nova Scotia	12/5/2017	EUR	65,000	USD	75,757	—	(1,639)
The Bank of Nova Scotia	12/5/2017	EUR	25,500	USD	29,757	—	(605)
The Bank of Nova Scotia	12/5/2017	EUR	2,904,090	USD	3,388,681	—	(69,216)
The Bank of Nova Scotia	12/5/2017	GBP	568,332	USD	755,364	—	(13,419)
The Bank of Nova Scotia	12/5/2017	GBP	30,094	USD	40,030	—	(678)
The Bank of Nova Scotia	12/5/2017	JPY	22,020,000	USD	194,016	—	(1,702)
The Bank of Nova Scotia	12/5/2017	USD	79,664	AUD	104,939	—	(290)
The Bank of Nova Scotia	12/5/2017	USD	393,441	CAD	506,870	—	(528)
The Bank of Nova Scotia	12/5/2017	USD	20,907	CAD	26,600	—	(287)
The Bank of Nova Scotia	12/5/2017	USD	79,026	CHF	77,600	—	(106)
The Bank of Nova Scotia	12/5/2017	USD	3,570,599	EUR	2,994,590	—	(4,944)
The Bank of Nova Scotia	12/5/2017	USD	810,059	GBP	598,426	—	(568)
The Bank of Nova Scotia	12/5/2017	USD	196,774	JPY	22,020,000	—	(1,057)
The Bank of Nova Scotia	1/4/2018	AUD	104,939	USD	79,649	287	—
The Bank of Nova Scotia	1/4/2018	CAD	506,870	USD	393,643	525	—
The Bank of Nova Scotia	1/4/2018	CHF	77,600	USD	79,248	103	—
The Bank of Nova Scotia	1/4/2018	EUR	2,994,590	USD	3,578,355	4,850	—
The Bank of Nova Scotia	1/4/2018	GBP	598,426	USD	811,107	559	—
The Bank of Nova Scotia	1/4/2018	USD	95,844	EUR	80,200	—	(140)
The Bank of Nova Scotia	1/4/2018	USD	4,744	GBP	3,500	—	(4)
The Bank of Nova Scotia	1/5/2018	JPY	22,020,000	USD	197,148	1,057	—

Total unrealized appreciation (depreciation)						$8,841	$(96,099)

(a)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to foreign exchange contracts risk exposure as of November 30, 2017.

Currency Abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2017 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds (b)	$—	$4,949,284	$—	$4,949,284
Sovereign Bond	—	17,910	—	17,910
Derivatives (c)
Forward Foreign Currency Contracts	—	8,841	—	8,841

TOTAL	$—	$4,976,035	$—	$4,976,035

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (c)
Forward Foreign Currency Contracts	$—	$(96,099)	$—	$(96,099)

TOTAL	$—	$(96,099)	$—	$(96,099)

(b)	See Schedule of Investments for additional detailed categorizations.
(c)	Derivatives include unrealized appreciation (depreciation) on forward foreign currency contracts.

There have been no transfers between fair value measurement levels during the period ended November 30, 2017.

DBX ETF Trust

Schedule of Investments

Xtrackers Barclays International Treasury Bond Hedged ETF

November 30, 2017 (Unaudited)

		Principal Amount	Value
SOVEREIGN BONDS - 98.4%
Australia - 4.6%
Australia Government Bond
4.50%, 4/15/20	AUD	$75,000	$60,234
5.75%, 7/15/22	AUD	40,000	35,113
3.25%, 4/21/25	AUD	50,000	40,105
4.25%, 4/21/26	AUD	20,000	17,221
4.75%, 4/21/27	AUD	25,000	22,517
2.75%, 11/21/27	AUD	25,000	19,323
4.50%, 4/21/33	AUD	25,000	22,967
3.25%, 6/21/39	AUD	10,000	7,769

			225,249

Austria - 3.5%
Republic of Austria Government Bond
3.90%, 7/15/20, 144A	EUR	50,000	66,470
1.65%, 10/21/24, 144A	EUR	20,000	26,362
2.40%, 5/23/34, 144A	EUR	50,000	71,978
3.15%, 6/20/44, 144A	EUR	5,000	8,352

			173,162

Belgium - 4.9%
Kingdom of Belgium Government Bond
4.00%, 3/28/19	EUR	25,000	31,578
4.25%, 9/28/21, 144A	EUR	20,000	28,093
4.00%, 3/28/22	EUR	25,000	35,393
0.80%, 6/22/25, 144A	EUR	25,000	30,983
1.00%, 6/22/26, 144A	EUR	25,000	31,252
1.00%, 6/22/31, 144A	EUR	25,000	29,983
4.25%, 3/28/41, 144A	EUR	25,000	47,108
2.15%, 6/22/66, 144A	EUR	5,000	6,482

			240,872

Canada - 4.5%
Canadian Government Bond
0.50%, 2/01/19	CAD	50,000	38,391
3.50%, 6/01/20	CAD	75,000	61,008
1.50%, 6/01/23	CAD	50,000	38,394
8.00%, 6/01/27	CAD	25,000	29,634
5.75%, 6/01/33	CAD	23,000	26,442
3.50%, 12/01/45	CAD	27,000	26,346

			220,215

Czech Republic - 0.9%
Czech Republic Government Bond
3.85%, 9/29/21	CZK	800,000	42,201

Denmark - 1.7%
Denmark Government Bond
1.50%, 11/15/23	DKK	300,000	52,539
0.50%, 11/15/27	DKK	200,000	32,212

			84,751

Finland - 1.3%
Finland Government Bond
1.625%, 9/15/22, 144A	EUR	25,000	32,421
0.75%, 4/15/31, 144A	EUR	25,000	29,604

			62,025

France - 6.8%
French Republic Government Bond OAT
3.75%, 4/25/21	EUR	50,000	68,067
2.25%, 5/25/24	EUR	125,000	170,186
1.00%, 5/25/27	EUR	10,000	12,422
2.50%, 5/25/30	EUR	25,000	35,587
3.25%, 5/25/45	EUR	30,000	49,373

			335,635

Germany - 4.8%
Bundesrepublik Deutschland
3.75%, 1/04/19	EUR	15,000	18,740
3.00%, 7/04/20	EUR	20,000	26,076
2.00%, 1/04/22	EUR	25,000	32,755
1.75%, 2/15/24	EUR	75,000	99,654
0.25%, 2/15/27	EUR	20,000	23,719
3.25%, 7/04/42	EUR	20,000	35,201

			236,145

Hungary - 0.4%
Hungary Government Bond
3.00%, 6/26/24	HUF	5,000,000	20,742

Ireland - 1.8%
Ireland Government Bond
5.40%, 3/13/25	EUR	50,000	80,893
2.40%, 5/15/30	EUR	5,000	6,895

			87,788

Israel - 0.9%
Israel Government Bond - Fixed
5.50%, 1/31/22	ILS	125,000	44,606

Italy - 6.9%
Italy Buoni Poliennali Del Tesoro
3.50%, 12/01/18	EUR	50,000	61,846
4.50%, 2/01/20	EUR	25,000	32,817
3.75%, 8/01/21	EUR	35,000	47,095
0.95%, 3/15/23	EUR	30,000	36,240
7.25%, 11/01/26	EUR	50,000	87,816
5.00%, 8/01/34	EUR	20,000	32,406
4.75%, 9/01/44, 144A	EUR	25,000	40,139

			338,359

Japan - 22.6%
Japan Government Five Year Bond
0.10%, 6/20/20	JPY	3,000,000	26,823
Japan Government Forty Year Bond
1.40%, 3/20/55	JPY	5,000,000	50,701
Japan Government Ten Year Bond
1.50%, 6/20/19	JPY	3,000,000	27,337
1.20%, 12/20/20	JPY	20,000,000	184,987
0.90%, 6/20/22	JPY	5,000,000	46,488
0.80%, 9/20/22	JPY	6,000,000	55,653
0.60%, 3/20/23	JPY	2,000,000	18,431
0.60%, 12/20/23	JPY	2,000,000	18,509
0.40%, 3/20/25	JPY	3,000,000	27,561
0.10%, 12/20/26	JPY	2,000,000	17,910
Japan Government Thirty Year Bond
2.80%, 9/20/29	JPY	1,000,000	11,645
2.50%, 3/20/38	JPY	9,000,000	109,176
2.00%, 9/20/41	JPY	4,000,000	45,698
1.90%, 9/20/42	JPY	1,000,000	11,268
1.40%, 9/20/45	JPY	1,200,000	12,299
Japan Government Twenty Year Bond
2.10%, 9/20/25	JPY	25,000,000	259,144
1.70%, 9/20/32	JPY	12,000,000	128,398
1.70%, 6/20/33	JPY	5,000,000	53,612

			1,105,640

Luxembourg - 0.1%
Luxembourg Government Bond
2.125%, 7/10/23	EUR	5,000	6,690

Malaysia - 1.3%
Malaysia Government Bond
5.248%, 9/15/28	MYR	250,000	65,281

Mexico - 2.2%
Mexican Bonos
6.50%, 6/10/21	MXN	500,000	26,330
6.50%, 6/09/22	MXN	1,000,000	52,376
7.50%, 6/03/27	MXN	500,000	27,260

			105,966

Netherlands - 4.5%
Netherlands Government Bond
1.25%, 1/15/19, 144A	EUR	50,000	60,845
7.50%, 1/15/23, 144A	EUR	50,000	83,191
2.50%, 1/15/33, 144A	EUR	25,000	36,946
2.75%, 1/15/47, 144A	EUR	25,000	41,133

			222,115

New Zealand - 0.4%
New Zealand Government Bond
2.75%, 4/15/25	NZD	30,000	20,737

Norway - 0.8%
Norway Government Bond
3.75%, 5/25/21, 144A	NOK	300,000	39,634

Poland - 1.5%
Republic of Poland Government Bond
3.25%, 7/25/19	PLN	100,000	29,140
3.25%, 7/25/25	PLN	150,000	42,755

			71,895

Russia - 0.9%
Russian Federal Bond - OFZ
7.60%, 4/14/21	RUB	2,500,000	43,369

Singapore - 1.0%
Singapore Government Bond
2.75%, 7/01/23	SGD	60,000	46,626

Slovak Republic - 0.6%
Slovakia Government Bond
3.00%, 2/28/23	EUR	20,000	27,848

Slovenia - 0.4%
Slovenia Government Bond
1.25%, 3/22/27	EUR	15,000	18,623

South Korea - 4.0%
Korea International Bond
2.75%, 1/19/27		200,000	196,799

Spain - 4.2%
Spain Government Bond
4.00%, 4/30/20, 144A	EUR	25,000	32,783
0.75%, 7/30/21	EUR	25,000	30,565
5.90%, 7/30/26, 144A	EUR	50,000	82,542
1.95%, 7/30/30, 144A	EUR	5,000	6,052
4.20%, 1/31/37, 144A	EUR	35,000	54,301

			206,243

Sweden - 1.0%
Sweden Government Bond
2.50%, 5/12/25	SEK	350,000	48,680

Switzerland - 1.0%
Swiss Confederation Government Bond
1.50%, 7/24/25	CHF	25,000	28,909
4.00%, 1/06/49	CHF	10,000	20,955

			49,864

Thailand - 1.8%
Thailand Government Bond
2.125%, 12/17/26	THB	3,000,000	90,236

United Kingdom - 7.1%
United Kingdom Gilt
1.75%, 7/22/19	GBP	15,000	20,696
3.75%, 9/07/20	GBP	25,000	36,793
1.75%, 9/07/22	GBP	25,000	35,314
5.00%, 3/07/25	GBP	10,000	17,237
1.50%, 7/22/26	GBP	25,000	34,572
4.75%, 12/07/30	GBP	5,000	9,311
4.25%, 6/07/32	GBP	25,000	45,195
4.75%, 12/07/38	GBP	10,000	20,375
4.50%, 12/07/42	GBP	5,000	10,280
4.25%, 12/07/46	GBP	57,000	117,522

			347,295

TOTAL SOVEREIGN BONDS (Cost $4,717,099)			4,825,291

TOTAL INVESTMENTS - 98.4% (Cost $4,717,099)			$4,825,291
Other assets and liabilities, net - 1.6%			78,327

NET ASSETS - 100.0%			$4,903,618

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

OFZ:	Obligatsyi Federal’novo Zaima “Federal Loan Obligation”
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

As of November 30, 2017, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation(a)	Unrealized Depreciation(a)
The Bank of Nova Scotia	12/5/2017	AUD	21,500	USD	16,479	$217	$—
The Bank of Nova Scotia	12/5/2017	AUD	274,660	USD	210,520	2,772	—
The Bank of Nova Scotia	12/5/2017	CAD	282,867	USD	219,484	213	—
The Bank of Nova Scotia	12/5/2017	CAD	3,800	USD	2,949	3	—
The Bank of Nova Scotia	12/5/2017	CHF	49,776	USD	50,036	—	(588)
The Bank of Nova Scotia	12/5/2017	CZK	950,000	USD	43,190	—	(1,135)
The Bank of Nova Scotia	12/5/2017	DKK	542,000	USD	85,001	—	(1,710)
The Bank of Nova Scotia	12/5/2017	EUR	35,500	USD	41,427	—	(843)
The Bank of Nova Scotia	12/5/2017	EUR	1,623,782	USD	1,894,734	—	(38,701)
The Bank of Nova Scotia	12/5/2017	GBP	250,715	USD	333,223	—	(5,920)
The Bank of Nova Scotia	12/5/2017	GBP	8,150	USD	10,833	—	(192)
The Bank of Nova Scotia	12/5/2017	HUF	5,400,000	USD	20,221	—	(314)
The Bank of Nova Scotia	12/5/2017	ILS	157,500	USD	44,780	—	(291)
The Bank of Nova Scotia	12/5/2017	JPY	2,012,605	USD	17,680	—	(209)
The Bank of Nova Scotia	12/5/2017	JPY	122,415,738	USD	1,078,591	—	(9,459)
The Bank of Nova Scotia	12/5/2017	MXN	2,037,489	USD	105,950	—	(3,287)
The Bank of Nova Scotia	12/5/2017	NOK	342,000	USD	41,829	713	—
The Bank of Nova Scotia	12/5/2017	NZD	29,400	USD	20,128	34	—
The Bank of Nova Scotia	12/5/2017	PLN	258,800	USD	71,118	—	(2,211)
The Bank of Nova Scotia	12/5/2017	RUB	119,500	USD	2,036	—	(6)
The Bank of Nova Scotia	12/5/2017	RUB	2,520,000	USD	42,948	—	(118)
The Bank of Nova Scotia	12/5/2017	SEK	417,550	USD	49,959	55	—
The Bank of Nova Scotia	12/5/2017	SGD	63,300	USD	46,471	—	(467)
The Bank of Nova Scotia	12/5/2017	THB	2,954,700	USD	88,903	—	(1,576)
The Bank of Nova Scotia	12/5/2017	USD	224,830	AUD	296,160	—	(819)
The Bank of Nova Scotia	12/5/2017	USD	222,516	CAD	286,667	—	(299)
The Bank of Nova Scotia	12/5/2017	USD	50,691	CHF	49,776	—	(68)
The Bank of Nova Scotia	12/5/2017	USD	44,369	CZK	950,000	—	(44)
The Bank of Nova Scotia	12/5/2017	USD	86,835	DKK	542,000	—	(124)

	Settlement	Currency To		Currency To		Unrealized	Unrealized
Counterparty	Date	Deliver		Receive		Appreciation(a)	Depreciation(a)
The Bank of Nova Scotia	12/5/2017	USD	1,978,445	EUR	1,659,282	$—	$(2,739)
The Bank of Nova Scotia	12/5/2017	USD	350,413	GBP	258,865	—	(246)
The Bank of Nova Scotia	12/5/2017	USD	20,572	HUF	5,400,000	—	(36)
The Bank of Nova Scotia	12/5/2017	USD	45,079	ILS	157,500	—	(9)
The Bank of Nova Scotia	12/5/2017	USD	1,111,910	JPY	124,428,343	—	(5,972)
The Bank of Nova Scotia	12/5/2017	USD	109,507	MXN	2,037,489	—	(271)
The Bank of Nova Scotia	12/5/2017	USD	41,256	NOK	342,000	—	(139)
The Bank of Nova Scotia	12/5/2017	USD	20,176	NZD	29,400	—	(82)
The Bank of Nova Scotia	12/5/2017	USD	73,463	PLN	258,800	—	(134)
The Bank of Nova Scotia	12/5/2017	USD	45,186	RUB	2,639,500	—	(78)
The Bank of Nova Scotia	12/5/2017	USD	50,102	SEK	417,550	—	(198)
The Bank of Nova Scotia	12/5/2017	USD	46,993	SGD	63,300	—	(55)
The Bank of Nova Scotia	12/5/2017	USD	90,691	THB	2,954,700	—	(212)
The Bank of Nova Scotia	12/5/2017	USD	1,427	ZAR	20,300	52	—
The Bank of Nova Scotia	12/5/2017	USD	66,377	ZAR	905,700	—	(395)
The Bank of Nova Scotia	12/5/2017	ZAR	926,000	USD	65,118	—	(2,342)
The Bank of Nova Scotia	12/6/2017	MYR	266,200	USD	62,976	—	(2,102)
The Bank of Nova Scotia	12/6/2017	USD	65,094	MYR	266,200	—	(15)
The Bank of Nova Scotia	1/4/2018	AUD	296,160	USD	224,787	810	—
The Bank of Nova Scotia	1/4/2018	AUD	4,100	USD	3,112	11	—
The Bank of Nova Scotia	1/4/2018	CAD	286,667	USD	222,630	297	—
The Bank of Nova Scotia	1/4/2018	CHF	49,776	USD	50,833	66	—
The Bank of Nova Scotia	1/4/2018	CZK	950,000	USD	44,541	35	—
The Bank of Nova Scotia	1/4/2018	DKK	542,000	USD	87,031	119	—
The Bank of Nova Scotia	1/4/2018	EUR	1,659,282	USD	1,982,742	2,687	—
The Bank of Nova Scotia	1/4/2018	EUR	5,500	USD	6,573	10	—
The Bank of Nova Scotia	1/4/2018	GBP	258,865	USD	350,866	242	—
The Bank of Nova Scotia	1/4/2018	HUF	5,400,000	USD	20,621	34	—
The Bank of Nova Scotia	1/4/2018	ILS	157,500	USD	45,127	3	—
The Bank of Nova Scotia	1/4/2018	MXN	2,037,489	USD	108,925	289	—
The Bank of Nova Scotia	1/4/2018	MYR	266,200	USD	65,109	103	—
The Bank of Nova Scotia	1/4/2018	NOK	342,000	USD	41,303	140	—
The Bank of Nova Scotia	1/4/2018	PLN	258,800	USD	73,494	137	—
The Bank of Nova Scotia	1/4/2018	SEK	417,550	USD	50,238	200	—
The Bank of Nova Scotia	1/4/2018	SGD	63,300	USD	46,998	52	—

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation(a)	Unrealized Depreciation(a)
The Bank of Nova Scotia	1/4/2018	THB	2,954,700	USD	90,732	$192	$—
The Bank of Nova Scotia	1/5/2018	JPY	230,000	USD	2,059	11	—
The Bank of Nova Scotia	1/5/2018	JPY	124,428,343	USD	1,114,026	5,970	—
The Bank of Nova Scotia	1/5/2018	NZD	29,400	USD	20,167	82	—
The Bank of Nova Scotia	1/10/2018	RUB	2,639,500	USD	44,950	112	—

Total unrealized appreciation (depreciation)						$15,661	$(83,406)

(a)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to foreign exchange contracts risk exposure as of November 30, 2017.

Currency Abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
HUF	Hungarian Forint
ILS	Israeli Shekel
JPY	Japanese Yen
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
USD	U.S. Dollar
ZAR	South African Rand

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2017 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Sovereign Bonds (b)	$—	$4,825,291	$—	$4,825,291
Derivatives (c)
Forward Foreign Currency Contracts	—	15,661	—	15,661

TOTAL	$—	$4,840,952	$—	$4,840,952

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (c)
Forward Foreign Currency Contracts	$—	$(83,406)	$—	$(83,406)

TOTAL	$—	$(83,406)	$—	$(83,406)

(b)	See Schedule of Investments for additional detailed categorizations.
(c)	Derivatives include unrealized appreciation (depreciation) on forward foreign currency contracts.

There have been no transfers between fair value measurement levels during the period ended November 30, 2017.

DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF

November 30, 2017 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS - 97.7%
Basic Materials - 5.4%
Chemicals - 2.3%
Ashland LLC
4.75%, 8/15/22	$366,000	$382,470
Blue Cube Spinco, Inc.
9.75%, 10/15/23	560,000	669,900
10.00%, 10/15/25	187,000	228,140
CF Industries, Inc.
7.125%, 5/01/20	200,000	219,750
3.45%, 6/01/23	330,000	326,337
Chemours Co.
6.625%, 5/15/23	386,000	410,125
7.00%, 5/15/25	450,000	494,437
5.375%, 5/15/27	150,000	156,750
Hexion, Inc.
6.625%, 4/15/20	706,000	626,575
10.375%, 2/01/22, 144A	230,000	212,819
Huntsman International LLC
4.875%, 11/15/20	530,000	556,500
5.125%, 11/15/22	140,000	151,550
INEOS Group Holdings SA, 144A
5.625%, 8/01/24 (a)	175,000	182,875
Momentive Performance Materials, Inc.
3.88%, 10/24/21	410,000	426,400
NOVA Chemicals Corp.
5.25%, 8/01/23, 144A	440,000	454,300
4.875%, 6/01/24, 144A	380,000	385,700
5.00%, 5/01/25, 144A	145,000	146,450
5.25%, 6/01/27, 144A	320,000	324,000
Olin Corp.
5.125%, 9/15/27	60,000	63,150
Perstorp Holding AB, 144A
11.00%, 9/30/21	125,000	137,188
Platform Specialty Products Corp.
6.50%, 2/01/22, 144A	320,000	331,600
5.875%, 12/01/25, 144A	250,000	252,187
PolyOne Corp.
5.25%, 3/15/23	277,000	298,468
Rain CII Carbon LLC / CII Carbon Corp., 144A
7.25%, 4/01/25	150,000	165,093
SPCM SA, 144A
4.875%, 9/15/25	150,000	153,000
Tronox Finance LLC, 144A
7.50%, 3/15/22	425,000	446,250
Valvoline, Inc., 144A
4.375%, 8/15/25	225,000	226,406
WR Grace & Co.-Conn, 144A
5.125%, 10/01/21	280,000	297,150

		8,725,570

Iron/Steel - 1.1%
AK Steel Corp.
7.625%, 10/01/21 (a)	100,000	104,000
7.00%, 3/15/27 (a)	135,000	134,325
Allegheny Technologies, Inc.
5.95%, 1/15/21	310,000	319,300
7.875%, 8/15/23	139,000	151,684
ArcelorMittal
5.75%, 8/05/20	295,000	317,125
6.00%, 3/01/21	310,000	336,003
6.75%, 2/25/22	250,000	282,500
6.125%, 6/01/25	179,000	206,745
Cleveland-Cliffs, Inc., 144A
5.75%, 3/01/25	360,000	351,270
Steel Dynamics, Inc.
5.125%, 10/01/21	450,000	462,937
5.25%, 4/15/23	170,000	176,001
5.50%, 10/01/24	155,000	165,369
United States Steel Corp.
7.375%, 4/01/20	498,000	544,065
8.375%, 7/01/21, 144A	394,000	430,938
6.875%, 8/15/25	200,000	207,960

		4,190,222

Mining - 2.0%
Alcoa Nederland Holding BV, 144A
7.00%, 9/30/26	200,000	227,000
Aleris International, Inc.
7.875%, 11/01/20	475,000	467,875
9.50%, 4/01/21, 144A	75,000	79,312
Constellium NV
5.75%, 5/15/24, 144A	100,000	103,750
6.625%, 3/01/25, 144A (a)	400,000	426,000
FMG Resources (August 2006) Pty Ltd., 144A
4.75%, 5/15/22	745,000	759,893

Freeport-McMoRan, Inc.
3.10%, 3/15/20	500,000	502,500
4.00%, 11/14/21 (a)	370,000	373,885
6.75%, 2/01/22	60,000	62,400
3.55%, 3/01/22	735,000	726,731
6.875%, 2/15/23	475,000	520,742
3.875%, 3/15/23 (a)	538,000	534,557
4.55%, 11/14/24 (a)	240,000	240,600
Hudbay Minerals, Inc., 144A
7.625%, 1/15/25	284,000	314,885
Joseph T Ryerson & Son, Inc., 144A
11.00%, 5/15/22	155,000	175,073
Kinross Gold Corp.
5.95%, 3/15/24	430,000	474,075
4.50%, 7/15/27, 144A	200,000	202,000
Polyus Finance PLC
5.625%, 4/29/20, 144A	250,000	263,156
5.25%, 2/07/23, 144A	200,000	211,368
Teck Resources Ltd.
4.75%, 1/15/22	481,000	507,455
3.75%, 2/01/23	215,000	217,956
8.50%, 6/01/24, 144A	160,000	182,000

		7,573,213

Communications - 22.8%
Advertising - 0.4%
Acosta, Inc., 144A
7.75%, 10/01/22	355,000	259,150
Lamar Media Corp.
5.00%, 5/01/23	260,000	269,100
5.375%, 1/15/24	193,000	203,615
5.75%, 2/01/26	70,000	75,425
Outfront Media Capital LLC / Outfront Media Capital Corp.
5.25%, 2/15/22	270,000	278,605
5.625%, 2/15/24	230,000	242,362
5.875%, 3/15/25	180,000	190,575

		1,518,832

Internet - 1.4%
Netflix, Inc.
5.375%, 2/01/21	320,000	340,800
5.50%, 2/15/22	595,000	635,906
5.75%, 3/01/24	300,000	321,000
5.875%, 2/15/25	225,000	241,312
4.375%, 11/15/26	370,000	364,913
4.875%, 4/15/28, 144A	350,000	346,500
Symantec Corp.
3.95%, 6/15/22	250,000	257,224
5.00%, 4/15/25, 144A	470,000	494,440
TIBCO Software, Inc., 144A
11.375%, 12/01/21	200,000	218,000
VeriSign, Inc.
4.625%, 5/01/23	245,000	253,269
5.25%, 4/01/25	290,000	317,188
4.75%, 7/15/27	225,000	233,156
Zayo Group LLC / Zayo Capital, Inc.
6.00%, 4/01/23	370,000	386,881
6.375%, 5/15/25	445,000	473,925
5.75%, 1/15/27, 144A	520,000	536,900

		5,421,414

Media - 11.6%
Altice Financing SA
6.625%, 2/15/23, 144A	1,000,000	1,027,500
7.50%, 5/15/26, 144A	1,050,000	1,099,875
Altice Luxembourg SA
7.75%, 5/15/22, 144A	792,000	755,370
7.625%, 2/15/25, 144A (a)	625,000	572,656
Altice US Finance I Corp.
5.375%, 7/15/23, 144A	400,000	408,000
5.50%, 5/15/26, 144A	460,000	466,900
AMC Networks, Inc.
4.75%, 12/15/22	170,000	174,394
5.00%, 4/01/24	395,000	400,925
4.75%, 8/01/25	278,000	276,610
Cable One, Inc., 144A
5.75%, 6/15/22	200,000	207,500
Cablevision Systems Corp.
8.00%, 4/15/20	450,000	482,625
5.875%, 9/15/22	160,000	158,800
CBS Radio, Inc., 144A
7.25%, 11/01/24	110,000	116,325

CCO Holdings LLC / CCO Holdings Capital Corp.
5.25%, 3/15/21	120,000	122,775
5.25%, 9/30/22	320,000	329,400
5.125%, 2/15/23	805,000	827,137
5.125%, 5/01/23, 144A	1,035,000	1,073,812
5.75%, 9/01/23	200,000	206,750
5.75%, 1/15/24	120,000	124,650
5.875%, 4/01/24, 144A	480,000	503,400
5.375%, 5/01/25, 144A	685,000	702,981
5.75%, 2/15/26, 144A	850,000	884,000
5.50%, 5/01/26, 144A	660,000	677,120
5.125%, 5/01/27, 144A	1,160,000	1,152,025
5.875%, 5/01/27, 144A	240,000	249,600
5.00%, 2/01/28, 144A	750,000	738,750
Cengage Learning, Inc., 144A
9.50%, 6/15/24 (a)	298,000	268,200
Cequel Communications Holdings I LLC / Cequel Capital Corp.
6.375%, 9/15/20, 144A	218,000	221,542
5.125%, 12/15/21, 144A	792,000	798,930
5.125%, 12/15/21, 144A	75,000	75,421
7.75%, 7/15/25, 144A	250,000	267,500
Clear Channel Worldwide Holdings, Inc.
Series B, 7.625%, 3/15/20	350,000	347,812
Series B, 6.50%, 11/15/22	1,280,000	1,305,600
CSC Holdings LLC
6.75%, 11/15/21	555,000	598,012
10.125%, 1/15/23, 144A	720,000	814,500
5.25%, 6/01/24	300,000	293,156
10.875%, 10/15/25, 144A	440,000	521,125
5.50%, 4/15/27, 144A	719,000	730,684
DISH DBS Corp.
7.875%, 9/01/19	290,000	311,086
5.125%, 5/01/20	575,000	592,969
6.75%, 6/01/21	980,000	1,046,150
5.875%, 7/15/22	685,000	707,262
5.00%, 3/15/23	440,000	431,200
5.875%, 11/15/24	980,000	991,025
7.75%, 7/01/26	610,000	660,325
Gray Television, Inc.
5.125%, 10/15/24, 144A	374,000	373,533
5.875%, 7/15/26, 144A	295,000	300,163
iHeartcommunications, Inc.
9.00%, 12/15/19	1,030,000	769,925
9.00%, 3/01/21	400,000	289,000
11.25%, 3/01/21, 144A	100,000	70,000
11.25%, 3/01/21	450,000	325,125
9.00%, 9/15/22	447,000	325,193
10.625%, 3/15/23	300,000	215,250
Nexstar Broadcasting, Inc., 144A
5.625%, 8/01/24	375,000	384,375
Quebecor Media, Inc.
5.75%, 1/15/23	351,000	376,448
SFR Group SA
6.00%, 5/15/22, 144A	1,450,000	1,463,601
6.25%, 5/15/24, 144A	900,000	887,625
7.375%, 5/01/26, 144A	1,920,000	1,941,370
Sinclair Television Group, Inc.
5.375%, 4/01/21 (a)	185,000	189,625
6.125%, 10/01/22	170,000	177,013
5.625%, 8/01/24, 144A	250,000	257,500
5.125%, 2/15/27, 144A (a)	120,000	117,600
Sirius XM Radio, Inc.
3.875%, 8/01/22, 144A	500,000	506,350
4.625%, 5/15/23, 144A	320,000	329,600
6.00%, 7/15/24, 144A	620,000	660,300
5.375%, 4/15/25, 144A	385,000	405,809
5.375%, 7/15/26, 144A	345,000	361,819
5.00%, 8/01/27, 144A	450,000	457,313
TEGNA, Inc.
5.125%, 7/15/20	140,000	143,850
6.375%, 10/15/23	273,000	288,356
Time, Inc., 144A
5.75%, 4/15/22 (a)	425,000	445,719
Tribune Media Co.
5.875%, 7/15/22	469,000	480,725
Unitymedia GmbH, 144A
6.125%, 1/15/25	100,000	106,155
Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH
5.50%, 1/15/23, 144A	450,000	462,375
5.00%, 1/15/25, 144A	120,000	124,650
Univision Communications, Inc.
6.75%, 9/15/22, 144A	38,000	39,520
5.125%, 5/15/23, 144A	445,000	446,113
5.125%, 2/15/25, 144A	425,000	414,906
UPC Holding BV, 144A
5.50%, 1/15/28	100,000	99,750
UPCB Finance IV Ltd., 144A
5.375%, 1/15/25	325,000	331,500

Videotron Ltd.
5.00%, 7/15/22	340,000	359,550
5.375%, 6/15/24, 144A	296,000	320,790
5.125%, 4/15/27, 144A	250,000	262,500
Virgin Media Finance PLC
6.375%, 4/15/23, 144A	411,000	427,954
6.00%, 10/15/24, 144A	445,000	462,244
Virgin Media Secured Finance PLC
5.50%, 1/15/25, 144A	120,000	125,550
5.25%, 1/15/26, 144A	854,000	883,890
5.50%, 8/15/26, 144A	275,000	287,843
Ziggo Bond Finance BV
5.875%, 1/15/25, 144A	320,000	321,600
6.00%, 1/15/27, 144A	90,000	88,830
Ziggo Secured Finance BV, 144A
5.50%, 1/15/27	854,000	863,864

		43,695,150

Telecommunications - 9.4%
Anixter, Inc.
5.125%, 10/01/21	250,000	265,731
CenturyLink, Inc.
Series V, 5.625%, 4/01/20	305,000	306,906
Series S, 6.45%, 6/15/21	490,000	490,000
Series T, 5.80%, 3/15/22	450,000	432,000
Series W, 6.75%, 12/01/23 (a)	70,000	67,704
Series Y, 7.50%, 4/01/24 (a)	580,000	566,950
5.625%, 4/01/25 (a)	200,000	177,650
Cincinnati Bell, Inc., 144A
7.00%, 7/15/24	230,000	223,675
CommScope Technologies LLC
6.00%, 6/15/25, 144A	360,000	387,000
5.00%, 3/15/27, 144A	310,000	310,775
CommScope, Inc.
5.00%, 6/15/21, 144A	155,000	159,437
5.50%, 6/15/24, 144A	415,000	436,269
Consolidated Communications, Inc.
6.50%, 10/01/22	288,000	263,880
Frontier Communications Corp.
8.50%, 4/15/20 (a)	120,000	110,025
9.25%, 7/01/21	325,000	262,236
6.25%, 9/15/21	505,000	374,962
8.75%, 4/15/22	475,000	355,062
10.50%, 9/15/22	792,000	629,640
7.125%, 1/15/23	640,000	451,200
7.625%, 4/15/24	450,000	318,375
6.875%, 1/15/25	120,000	82,800
11.00%, 9/15/25	946,000	730,785
GTH Finance BV, 144A
7.25%, 4/26/23	400,000	455,031
GTT Communications, Inc., 144A
7.875%, 12/31/24	150,000	158,511
Hughes Satellite Systems Corp.
6.50%, 6/15/19	350,000	369,250
7.625%, 6/15/21	494,000	548,340
5.25%, 8/01/26	390,000	397,336
6.625%, 8/01/26	190,000	199,262
Inmarsat Finance PLC, 144A
4.875%, 5/15/22	656,000	669,940

Intelsat Jackson Holdings SA
7.25%, 10/15/20	775,000	736,250
7.50%, 4/01/21	665,000	622,606
9.50%, 9/30/22, 144A	482,000	557,915
5.50%, 8/01/23	730,000	599,512
8.00%, 2/15/24, 144A	280,000	296,800
9.75%, 7/15/25, 144A	400,000	388,500
Intelsat Luxembourg SA
7.75%, 6/01/21	750,000	446,250
8.125%, 6/01/23	200,000	114,000
Level 3 Financing, Inc.
6.125%, 1/15/21	250,000	254,687
5.375%, 8/15/22	400,000	404,000
5.125%, 5/01/23	425,000	426,062
5.375%, 1/15/24	306,000	307,530
5.375%, 5/01/25	425,000	427,253
5.25%, 3/15/26	321,000	315,583
Level 3 Parent LLC
5.75%, 12/01/22	280,000	283,312
Nokia OYJ
5.375%, 5/15/19	57,000	59,066
3.375%, 6/12/22	325,000	325,406
4.375%, 6/12/27	225,000	223,763
Qwest Corp.
6.75%, 12/01/21	400,000	428,063

Sable International Finance Ltd., 144A
6.875%, 8/01/22	325,000	348,563
SoftBank Group Corp., 144A
4.50%, 4/15/20	1,000,000	1,026,200
Sprint Communications, Inc.
7.00%, 3/01/20, 144A	510,000	547,613
7.00%, 8/15/20	515,000	551,050
11.50%, 11/15/21	742,000	905,240
6.00%, 11/15/22	760,000	769,500
Sprint Corp.
7.25%, 9/15/21	1,070,000	1,142,225
7.875%, 9/15/23	1,549,000	1,672,920
7.125%, 6/15/24	991,000	1,033,742
7.625%, 2/15/25	430,000	457,735
Telecom Italia Capital SA
7.175%, 6/18/19	500,000	536,250
Telecom Italia SpA, 144A
5.303%, 5/30/24	400,000	428,120
Telefonaktiebolaget LM Ericsson
4.125%, 5/15/22	375,000	378,386
T-Mobile USA, Inc.
6.125%, 1/15/22	305,000	316,438
4.00%, 4/15/22	270,000	278,100
6.00%, 3/01/23	400,000	420,670
6.625%, 4/01/23	330,000	346,088
6.836%, 4/28/23	265,000	278,913
6.50%, 1/15/24	500,000	531,875
6.00%, 4/15/24	635,000	677,863
6.375%, 3/01/25	770,000	828,482
5.125%, 4/15/25	390,000	408,525
6.50%, 1/15/26	270,000	295,988
5.375%, 4/15/27	260,000	278,850
VEON Holdings BV
5.20%, 2/13/19, 144A	750,000	772,650
7.504%, 3/01/22, 144A	220,000	254,155
5.95%, 2/13/23, 144A	200,000	217,602
4.95%, 6/16/24, 144A	350,000	359,800
Wind Tre SpA, 144A
5.00%, 1/20/26	800,000	769,288
Windstream Services LLC / Windstream Finance Corp.
7.75%, 10/15/20 (a)	225,000	195,750
7.75%, 10/01/21	151,000	114,760
7.50%, 6/01/22	50,000	37,250
6.375%, 8/01/23, 144A	200,000	131,000
6.375%, 8/01/23 (a)	150,000	102,000
8.625%, 10/31/25, 144A	337,000	329,424

		35,160,305

Consumer, Cyclical - 13.3%
Airlines - 0.3%
Air Canada, 144A
7.75%, 4/15/21	290,000	332,775
American Airlines Group, Inc.
5.50%, 10/01/19, 144A	655,000	677,925
4.625%, 3/01/20, 144A	125,000	127,787

		1,138,487

Apparel - 0.3%
Hanesbrands, Inc.
4.625%, 5/15/24, 144A	578,000	591,727
4.875%, 5/15/26, 144A	235,000	240,805
Levi Strauss & Co.
5.00%, 5/01/25	150,000	157,032

		989,564

Auto Manufacturers - 0.8%
Fiat Chrysler Automobiles NV
4.50%, 4/15/20	620,000	641,886
5.25%, 4/15/23 (a)	490,000	519,449
Jaguar Land Rover Automotive PLC
4.125%, 12/15/18, 144A	250,000	254,645
4.25%, 11/15/19, 144A	525,000	537,469
4.50%, 10/01/27, 144A	200,000	198,625
Navistar International Corp., 144A
6.625%, 11/01/25	400,000	415,252
Tesla, Inc., 144A
5.30%, 8/15/25 (a)	590,000	565,485

		3,132,811

Auto Parts & Equipment - 1.3%
Adient Global Holdings Ltd., 144A
4.875%, 8/15/26	451,000	464,810
Allison Transmission, Inc.
5.00%, 10/01/24, 144A	385,000	401,959
4.75%, 10/01/27, 144A	200,000	202,250
American Axle & Manufacturing, Inc.
6.25%, 3/15/21	120,000	123,300
6.625%, 10/15/22 (a)	155,000	160,619
6.25%, 4/01/25, 144A	260,000	267,800
6.50%, 4/01/27, 144A	270,000	279,450
Dana, Inc.
5.50%, 12/15/24	90,000	95,769
Goodyear Tire & Rubber Co.
5.125%, 11/15/23	445,000	462,800
5.00%, 5/31/26	510,000	529,915
4.875%, 3/15/27	204,000	209,100
Tenneco, Inc.
5.00%, 7/15/26	200,000	204,500
ZF North America Capital, Inc.
4.00%, 4/29/20, 144A	360,000	374,400
4.50%, 4/29/22, 144A	399,000	423,937
4.75%, 4/29/25, 144A	550,000	588,022

		4,788,631

Distribution/Wholesale - 0.4%
American Tire Distributors, Inc., 144A
10.25%, 3/01/22	472,000	484,980
HD Supply, Inc., 144A
5.75%, 4/15/24	475,000	507,062
LKQ Corp.
4.75%, 5/15/23	340,000	349,690

		1,341,732

Entertainment - 2.0%
AMC Entertainment Holdings, Inc.
5.75%, 6/15/25 (a)	346,000	338,647
5.875%, 11/15/26 (a)	280,000	274,750
6.125%, 5/15/27	80,000	79,800
Cinemark USA, Inc.
5.125%, 12/15/22	80,000	82,200
4.875%, 6/01/23	346,000	353,785
Eldorado Resorts, Inc.
6.00%, 4/01/25	400,000	423,120
GLP Capital LP / GLP Financing II, Inc.
4.875%, 11/01/20	334,000	352,841
4.375%, 4/15/21	120,000	124,800
5.375%, 11/01/23	335,000	361,800
5.375%, 4/15/26	300,000	324,561
International Game Technology PLC
5.625%, 2/15/20, 144A	270,000	284,512
6.25%, 2/15/22, 144A	820,000	898,925
6.50%, 2/15/25, 144A	375,000	424,219
Lions Gate Entertainment Corp., 144A
5.875%, 11/01/24	200,000	212,250
Mohegan Gaming & Entertainment, 144A
7.875%, 10/15/24 (a)	225,000	237,938
Penn National Gaming, Inc., 144A
5.625%, 1/15/27	100,000	104,000

Regal Entertainment Group
5.75%, 3/15/22	290,000	300,150
Scientific Games International, Inc.
7.00%, 1/01/22, 144A	645,000	682,088
10.00%, 12/01/22	790,000	872,950
Six Flags Entertainment Corp.
4.875%, 7/31/24, 144A	170,000	173,400
5.50%, 4/15/27, 144A	395,000	409,813
WMG Acquisition Corp., 144A
6.75%, 4/15/22	220,000	230,861

		7,547,410

Food Service - 0.2%
Aramark Services, Inc.
5.125%, 1/15/24	501,000	529,808
4.75%, 6/01/26	260,000	270,075

		799,883

Home Builders - 1.5%
Beazer Homes USA, Inc.
8.75%, 3/15/22	452,000	496,635
5.875%, 10/15/27, 144A	100,000	100,500
CalAtlantic Group, Inc.
8.375%, 1/15/21	170,000	197,200
5.875%, 11/15/24	340,000	379,100
5.25%, 6/01/26	100,000	105,375

K Hovnanian Enterprises, Inc.
10.00%, 7/15/22, 144A	190,000	208,050
10.50%, 7/15/24, 144A	140,000	155,750
KB Home
4.75%, 5/15/19	220,000	225,775
7.00%, 12/15/21	230,000	258,175
Lennar Corp.
4.50%, 6/15/19	150,000	153,938
4.50%, 11/15/19	20,000	20,600
4.75%, 4/01/21	260,000	273,325
4.125%, 1/15/22	260,000	266,825
4.75%, 11/15/22	328,000	347,680
4.875%, 12/15/23	400,000	421,500
4.50%, 4/30/24	200,000	206,750
Mattamy Group Corp.
6.875%, 12/15/23, 144A	150,000	158,257
6.50%, 10/01/25, 144A	150,000	157,875
PulteGroup, Inc.
4.25%, 3/01/21	250,000	259,900
5.50%, 3/01/26	60,000	65,325
5.00%, 1/15/27	350,000	369,617
Taylor Morrison Communities, Inc. / Taylor Morrison Holdings II, Inc., 144A
5.25%, 4/15/21	200,000	203,966
Toll Brothers Finance Corp.
5.875%, 2/15/22	250,000	274,688
4.875%, 3/15/27	110,000	114,125
William Lyon Homes, Inc.
5.875%, 1/31/25	150,000	153,750

		5,574,681

Home Furnishings - 0.1%
Tempur Sealy International, Inc.
5.625%, 10/15/23	230,000	240,350
5.50%, 6/15/26	250,000	256,563

		496,913

Leisure Time - 0.4%
24 Hour Fitness Worldwide, Inc., 144A
8.00%, 6/01/22	175,000	168,875
Carlson Travel, Inc., 144A
6.75%, 12/15/23	200,000	194,000
NCL Corp. Ltd., 144A
4.75%, 12/15/21	200,000	207,500
Sabre GLBL, Inc.
5.375%, 4/15/23, 144A	76,000	79,420
5.25%, 11/15/23, 144A	520,000	542,100
Viking Cruises Ltd., 144A
5.875%, 9/15/27	150,000	152,063

		1,343,958

Lodging - 2.0%
Boyd Gaming Corp.
6.875%, 5/15/23	340,000	363,375
6.375%, 4/01/26	230,000	251,275
CRC Escrow Issuer LLC / CRC Finco, Inc., 144A
5.25%, 10/15/25	666,000	668,497
Diamond Resorts International, Inc.
7.75%, 9/01/23, 144A	205,000	223,450
10.75%, 9/01/24, 144A	331,000	351,687
Hilton Domestic Operating Co., Inc.
4.25%, 9/01/24	185,000	188,238
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp.
4.625%, 4/01/25	455,000	471,494
4.875%, 4/01/27	270,000	285,282
Jack Ohio Finance LLC / Jack Ohio Finance 1 Corp., 144A
6.75%, 11/15/21	255,000	269,981
Melco Resorts Finance Ltd., 144A
4.875%, 6/06/25	400,000	403,914
MGM Resorts International
8.625%, 2/01/19	410,000	438,167
5.25%, 3/31/20	220,000	232,100
6.75%, 10/01/20	365,000	400,018
6.625%, 12/15/21	475,000	529,620
7.75%, 3/15/22	30,000	34,884
6.00%, 3/15/23	438,000	483,990
4.625%, 9/01/26	370,000	379,250
Station Casinos LLC, 144A
5.00%, 10/01/25	200,000	200,426
Studio City Co. Ltd., 144A
7.25%, 11/30/21	300,000	318,750

Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
4.25%, 5/30/23, 144A	160,000	165,922
5.50%, 3/01/25, 144A	646,000	668,804
5.25%, 5/15/27, 144A	310,000	316,392

		7,645,516

Retail - 3.9%
1011778 BC ULC / New Red Finance, Inc.
4.625%, 1/15/22, 144A	370,000	379,250
4.25%, 5/15/24, 144A	550,000	552,200
5.00%, 10/15/25, 144A	1,000,000	1,029,375
Asbury Automotive Group, Inc.
6.00%, 12/15/24	309,000	323,677
Beacon Escrow Corp., 144A
4.875%, 11/01/25	532,000	545,300
Claire’s Stores, Inc., 144A
9.00%, 3/15/19	415,000	254,706
Dollar Tree, Inc.
5.25%, 3/01/20	200,000	204,125
5.75%, 3/01/23	820,000	862,025
Ferrellgas LP / Ferrellgas Finance Corp.
6.50%, 5/01/21	280,000	266,700
6.75%, 1/15/22 (a)	305,000	288,606
6.75%, 6/15/23 (a)	100,000	93,250
Golden Nugget, Inc.
6.75%, 10/15/24, 144A	500,000	511,875
8.75%, 10/01/25, 144A	291,000	303,367
Group 1 Automotive, Inc.
5.00%, 6/01/22	100,000	103,625
Guitar Center, Inc., 144A
6.50%, 4/15/19	325,000	306,719
JC Penney Corp., Inc.
5.65%, 6/01/20	145,000	134,669
5.875%, 7/01/23, 144A	280,000	264,600
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC
5.00%, 6/01/24, 144A	510,000	535,500
5.25%, 6/01/26, 144A	554,000	587,240
4.75%, 6/01/27, 144A	210,000	215,439
L Brands, Inc.
8.50%, 6/15/19	350,000	381,938
7.00%, 5/01/20	180,000	198,000
6.625%, 4/01/21	490,000	541,504
5.625%, 2/15/22	210,000	227,157
5.625%, 10/15/23	253,000	273,556
Men’s Wearhouse, Inc.
7.00%, 7/01/22	316,000	305,335
Neiman Marcus Group Ltd. LLC, 144A
8.00%, 10/15/21	310,000	178,250
Penske Automotive Group, Inc.
5.75%, 10/01/22	145,000	149,531
5.50%, 5/15/26	220,000	224,400
PetSmart, Inc.
7.125%, 3/15/23, 144A	150,000	109,875
5.875%, 6/01/25, 144A	708,000	612,420
8.875%, 6/01/25, 144A (a)	620,000	468,100
PVH Corp.
4.50%, 12/15/22	200,000	204,000
QVC, Inc.
4.375%, 3/15/23	550,000	566,474
4.85%, 4/01/24	70,000	73,438
4.45%, 2/15/25	410,000	419,499
Rite Aid Corp.
9.25%, 3/15/20	250,000	254,688
6.75%, 6/15/21	580,000	577,100
6.125%, 4/01/23, 144A (a)	609,000	565,609
Sears Holdings Corp.
8.00%, 12/15/19	150,000	83,250
Staples, Inc., 144A
8.50%, 9/15/25	400,000	361,000
Suburban Propane Partners LP/Suburban Energy Finance Corp.
5.50%, 6/01/24	290,000	288,550

		14,825,922

Storage / Warehousing - 0.1%
Algeco Scotsman Global Finance PLC, 144A
10.75%, 10/15/19	250,000	226,250

Consumer, Non-cyclical - 17.5%

Agriculture - 0.1%
Vector Group Ltd., 144A
6.125%, 2/01/25	273,000	285,285

Beverages - 0.1%
Cott Holdings, Inc., 144A
5.50%, 4/01/25	270,000	278,910

Biotechnology - 0.0%
Concordia International Corp., 144A
9.50%, 10/21/22	300,000	30,000

Commercial Services - 3.9%
ADT Corp.
6.25%, 10/15/21	60,000	66,300
3.50%, 7/15/22	750,000	750,937
4.125%, 6/15/23	240,000	243,149
Ahern Rentals, Inc., 144A
7.375%, 5/15/23	175,000	166,469
APX Group, Inc.
8.75%, 12/01/20	360,000	368,442
7.875%, 12/01/22	400,000	429,000
7.625%, 9/01/23 (a)	150,000	159,375
Ashtead Capital, Inc.
5.625%, 10/01/24, 144A	425,000	452,625
4.125%, 8/15/25, 144A	240,000	242,100
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
5.125%, 6/01/22, 144A (a)	210,000	212,100
5.50%, 4/01/23 (a)	200,000	204,450
Brink’s Co., 144A
4.625%, 10/15/27	150,000	149,175
Cenveo Corp., 144A
6.00%, 8/01/19	291,000	194,970
Ceridian HCM Holding, Inc., 144A
11.00%, 3/15/21	200,000	210,750
Gartner, Inc., 144A
5.125%, 4/01/25	175,000	183,312
Herc Rentals, Inc.
7.50%, 6/01/22, 144A	223,000	241,397
7.75%, 6/01/24, 144A	375,000	412,537
Hertz Corp.
5.875%, 10/15/20 (a)	278,000	278,473
7.375%, 1/15/21 (a)	300,000	302,250
7.625%, 6/01/22, 144A (a)	615,000	636,353
6.25%, 10/15/22 (a)	50,000	48,000
5.50%, 10/15/24, 144A (a)	340,000	304,300
Jaguar Holding Co. II / Pharmaceutical Product Development LLC, 144A
6.375%, 8/01/23	325,000	335,562
KAR Auction Services, Inc., 144A
5.125%, 6/01/25	325,000	337,187
Laureate Education, Inc., 144A
8.25%, 5/01/25	333,000	353,186
Live Nation Entertainment, Inc., 144A
4.875%, 11/01/24	185,000	191,013
Monitronics International, Inc.
9.125%, 4/01/20	245,000	207,638
Nielsen Co. Luxembourg SARL
5.50%, 10/01/21, 144A	130,000	134,063
5.00%, 2/01/25, 144A	330,000	344,025
Nielsen Finance LLC / Nielsen Finance Co.
4.50%, 10/01/20	375,000	380,156
5.00%, 4/15/22, 144A	520,000	536,562
Prime Security Services Borrower LLC / Prime Finance, Inc., 144A
9.25%, 5/15/23	1,360,000	1,504,500
RR Donnelley & Sons Co.
7.875%, 3/15/21	285,000	296,044
Service Corp. International
5.375%, 1/15/22	20,000	20,563
5.375%, 5/15/24	445,000	470,031
ServiceMaster Co. LLC, 144A
5.125%, 11/15/24	269,000	273,708
Team Health Holdings, Inc., 144A
6.375%, 2/01/25 (a)	358,000	325,780

United Rentals North America, Inc.
4.625%, 7/15/23	320,000	330,800
5.75%, 11/15/24	480,000	508,200
5.50%, 7/15/25	366,000	390,705
4.625%, 10/15/25	300,000	306,450
5.875%, 9/15/26	395,000	426,600
5.50%, 5/15/27	400,000	425,000
4.875%, 1/15/28	10,000	10,138
4.875%, 1/15/28	400,000	405,500

		14,769,875

Cosmetics/Personal Care - 0.4%
Avon Products, Inc.
6.60%, 3/15/20	290,000	278,400
7.00%, 3/15/23	160,000	132,100
Edgewell Personal Care Co.
4.70%, 5/19/21	150,000	156,918
4.70%, 5/24/22	300,000	313,500
First Quality Finance Co.,
Inc. 4.625%, 5/15/21, 144A	180,000	182,052
5.00%, 7/01/25, 144A	320,000	328,800
Revlon Consumer Products Corp.
5.75%, 2/15/21 (a)	225,000	179,719
6.25%, 8/01/24 (a)	200,000	122,000

		1,693,489

Food - 1.5%
Albertsons Cos. LLC / Safeway, Inc. / New Albertson’s, Inc. / Albertson’s LLC
6.625%, 6/15/24	480,000	456,000
5.75%, 3/15/25	515,000	460,770
B&G Foods, Inc.
4.625%, 6/01/21	300,000	305,340
5.25%, 4/01/25	280,000	286,972
Barry Callebaut Services NV, 144A
5.50%, 6/15/23	150,000	163,493
Lamb Weston Holdings, Inc.
4.625%, 11/01/24, 144A	555,000	576,506
4.875%, 11/01/26, 144A	80,000	84,400
Pilgrim’s Pride Corp.
5.75%, 3/15/25, 144A	200,000	210,400
5.875%, 9/30/27, 144A	250,000	261,562
Post Holdings, Inc.
6.00%, 12/15/22, 144A	150,000	157,125
5.50%, 3/01/25, 144A	230,000	239,488
5.00%, 8/15/26, 144A	900,000	894,375
5.75%, 3/01/27, 144A	550,000	563,915
SUPERVALU, Inc.
6.75%, 6/01/21	100,000	97,250
TreeHouse Foods, Inc.
4.875%, 3/15/22	100,000	101,375
6.00%, 2/15/24, 144A	320,000	336,400
US Foods, Inc., 144A
5.875%, 6/15/24	323,000	340,765

		5,536,136

Healthcare-Products - 1.4%
Avantor, Inc.
6.00%, 10/01/24, 144A	600,000	601,500
9.00%, 10/01/25, 144A	750,000	738,750
DJO Finco, Inc. / DJO Finance LLC / DJO Finance Corp., 144A
8.125%, 6/15/21	475,000	452,141
Hologic, Inc., 144A
5.25%, 7/15/22	400,000	419,000
Kinetic Concepts, Inc. / KCI USA, Inc.
7.875%, 2/15/21, 144A	245,000	257,225
12.50%, 11/01/21, 144A	300,000	336,000
Mallinckrodt International Finance SA
4.75%, 4/15/23 (a)	185,000	151,469
Mallinckrodt International Finance SA / Mallinckrodt CB LLC
4.875%, 4/15/20, 144A	450,000	436,500
5.75%, 8/01/22, 144A (a)	566,000	524,965
5.625%, 10/15/23, 144A (a)	250,000	220,625
5.50%, 4/15/25, 144A	110,000	93,225
Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics SA, 144A
6.625%, 5/15/22	540,000	537,300
Teleflex, Inc.
4.875%, 6/01/26	200,000	208,178
4.625%, 11/15/27	150,000	154,125

		5,131,003

Healthcare-Services - 7.3%
Acadia Healthcare Co., Inc.
5.625%, 2/15/23	385,000	388,850
Centene Corp.
5.625%, 2/15/21	330,000	341,550
4.75%, 5/15/22	1,037,000	1,081,601
6.125%, 2/15/24	255,000	273,487
4.75%, 1/15/25	300,000	308,490
CHS/Community Health Systems, Inc.
8.00%, 11/15/19 (a)	773,000	694,734
7.125%, 7/15/20 (a)	535,000	419,975
5.125%, 8/01/21	535,000	504,237
6.875%, 2/01/22 (a)	1,089,000	661,567
6.25%, 3/31/23	1,173,000	1,102,620
DaVita, Inc.
5.75%, 8/15/22	400,000	412,450
5.125%, 7/15/24	630,000	642,206
5.00%, 5/01/25	500,000	501,400
Envision Healthcare Corp.
5.125%, 7/01/22, 144A	415,000	409,294
5.625%, 7/15/22	405,000	415,125
6.25%, 12/01/24, 144A	252,000	266,805
HCA Healthcare, Inc.
6.25%, 2/15/21	663,000	711,896
HCA, Inc.
3.75%, 3/15/19	320,000	324,800
4.25%, 10/15/19	534,000	549,352
6.50%, 2/15/20	990,000	1,065,488
7.50%, 2/15/22	470,000	531,100
5.875%, 3/15/22	520,000	564,850
4.75%, 5/01/23	260,000	272,025
5.875%, 5/01/23	540,000	573,750
5.00%, 3/15/24	776,000	816,740
5.375%, 2/01/25	840,000	873,600
5.25%, 4/15/25	270,000	288,225
5.875%, 2/15/26	800,000	853,000
5.25%, 6/15/26	410,000	436,394
4.50%, 2/15/27	962,000	977,873
HealthSouth Corp.
5.75%, 11/01/24	400,000	411,000
Kindred Healthcare, Inc.
8.00%, 1/15/20	365,000	369,563
6.375%, 4/15/22	170,000	161,500
8.75%, 1/15/23 (a)	325,000	326,625
LifePoint Health, Inc.
5.50%, 12/01/21	160,000	162,000
5.875%, 12/01/23	645,000	658,706
MEDNAX, Inc., 144A
5.25%, 12/01/23	260,000	267,150
Molina Healthcare, Inc.
5.375%, 11/15/22	345,000	362,250
MPH Acquisition Holdings LLC, 144A
7.125%, 6/01/24	455,000	489,694
Opal Acquisition, Inc., 144A
10.00%, 10/01/24	150,000	129,750
Quorum Health Corp.
11.625%, 4/15/23	100,000	95,250
RegionalCare Hospital Partners Holdings, Inc., 144A
8.25%, 5/01/23	413,000	424,358
Select Medical Corp.
6.375%, 6/01/21	250,000	257,500
Tenet Healthcare Corp.
5.50%, 3/01/19	425,000	433,500
4.75%, 6/01/20	440,000	451,132
6.00%, 10/01/20	420,000	442,575
4.50%, 4/01/21	471,000	476,299
4.375%, 10/01/21	698,000	701,490
7.50%, 1/01/22, 144A	570,000	603,488
8.125%, 4/01/22	1,200,000	1,192,500
6.75%, 6/15/23 (a)	450,000	422,429
4.625%, 7/15/24, 144A	392,000	387,590
5.125%, 5/01/25, 144A	620,000	599,075
7.00%, 8/01/25, 144A (a)	300,000	273,375
WellCare Health Plans, Inc.
5.25%, 4/01/25	305,000	323,681

		27,685,964

Household Products/Wares - 0.3%
Spectrum Brands, Inc.
6.625%, 11/15/22	412,000	428,480
5.75%, 7/15/25	579,000	610,845

		1,039,325

Pharmaceuticals - 2.5%
Catalent Pharma Solutions, Inc., 144A
4.875%, 1/15/26	150,000	152,250

Endo Dac / Endo Finance LLC / Endo Finco, Inc., 144A
6.00%, 7/15/23	950,000	748,125
Endo Finance LLC, 144A
5.75%, 1/15/22	538,000	450,575
Endo Finance LLC / Endo Finco, Inc., 144A
5.375%, 1/15/23	230,000	180,550
Horizon Pharma, Inc.
6.625%, 5/01/23	200,000	196,000
Valeant Pharmaceuticals International
6.375%, 10/15/20, 144A (a)	399,000	399,499
6.75%, 8/15/21, 144A	610,000	597,800
7.25%, 7/15/22, 144A (a)	441,000	431,629
Valeant Pharmaceuticals International, Inc.
5.375%, 3/15/20, 144A (a)	500,000	496,875
7.50%, 7/15/21, 144A	745,000	737,550
5.625%, 12/01/21, 144A	435,000	406,181
6.50%, 3/15/22, 144A	120,000	126,300
5.50%, 3/01/23, 144A	650,000	559,812
5.875%, 5/15/23, 144A	940,000	824,662
7.00%, 3/15/24, 144A	920,000	987,850
6.125%, 4/15/25, 144A	1,015,000	874,169
5.50%, 11/01/25, 144A	825,000	839,520
Vizient, Inc., 144A
10.375%, 3/01/24	275,000	311,438

		9,320,785

Diversified - 0.4%
Holding Companies-Diversified - 0.4%
HRG Group, Inc.
7.875%, 7/15/19	67,000	67,352
7.75%, 1/15/22	212,000	220,480
Leucadia National Corp.
5.50%, 10/18/23	550,000	588,060
Noble Group Ltd., 144A
6.75%, 1/29/20	450,000	187,875
Stena AB, 144A
7.00%, 2/01/24	300,000	285,750

		1,349,517

Energy - 12.0%
Coal - 0.2%
Murray Energy Corp., 144A
11.25%, 4/15/21	437,000	244,720
Peabody Energy Corp.
6.00%, 3/31/22, 144A	277,000	286,002
6.375%, 3/31/25, 144A	200,000	206,500

		737,222

Energy-Alternate Sources - 0.1%
TerraForm Power Operating LLC, 144A
6.375%, 2/01/23	235,000	247,984

Oil & Gas - 8.4%
Aker BP ASA, 144A
6.00%, 7/01/22	125,000	131,094
Antero Resources Corp.
5.375%, 11/01/21	380,000	390,925
5.125%, 12/01/22	538,000	554,140
5.625%, 6/01/23	440,000	460,900
5.00%, 3/01/25	150,000	153,375
Ascent Resources Utica Holdings LLC / ARU Finance Corp., 144A
10.00%, 4/01/22	465,000	508,012
Baytex Energy Corp.
5.125%, 6/01/21, 144A	150,000	144,000
5.625%, 6/01/24, 144A	150,000	141,750
California Resources Corp., 144A
8.00%, 12/15/22	850,000	632,187
Calumet Specialty Products Partners LP / Calumet Finance Corp.
11.50%, 1/15/21, 144A	180,000	207,000
6.50%, 4/15/21	445,000	445,556
Carrizo Oil & Gas, Inc.
7.50%, 9/15/20	250,000	255,312
6.25%, 4/15/23 (a)	320,000	329,200
Chesapeake Energy Corp.
6.125%, 2/15/21	200,000	202,500
4.875%, 4/15/22	150,000	140,250
8.00%, 12/15/22, 144A	583,000	624,539
8.00%, 1/15/25, 144A	567,000	565,582
8.00%, 6/15/27, 144A (a)	450,000	432,135

Citgo Holding, Inc., 144A
10.75%, 2/15/20	522,000	554,625
CITGO Petroleum Corp., 144A
6.25%, 8/15/22	200,000	201,000
CNX Resources Corp.
5.875%, 4/15/22	543,000	557,932
8.00%, 4/01/23	320,000	343,200
Continental Resources, Inc.
5.00%, 9/15/22	700,000	715,750
4.50%, 4/15/23	590,000	603,275
3.80%, 6/01/24	215,000	212,850
CrownRock LP / CrownRock Finance, Inc., 144A
5.625%, 10/15/25	440,000	443,300
Denbury Resources, Inc.
9.00%, 5/15/21, 144A	235,000	227,362
5.50%, 5/01/22 (a)	421,000	277,860
4.625%, 7/15/23	170,000	104,550
Diamond Offshore Drilling, Inc.
7.875%, 8/15/25 (a)	211,000	220,759
Diamondback Energy, Inc.
4.75%, 11/01/24	300,000	304,875
5.375%, 5/31/25	170,000	176,322
Ensco PLC
4.50%, 10/01/24 (a)	566,000	461,997
EP Energy LLC / Everest Acquisition Finance, Inc.
9.375%, 5/01/20	760,000	566,200
6.375%, 6/15/23	160,000	88,800
8.00%, 11/29/24, 144A (a)	112,000	112,560
8.00%, 2/15/25, 144A	320,000	212,000
Gulfport Energy Corp.
6.00%, 10/15/24	350,000	353,062
6.375%, 5/15/25	300,000	303,375
Hilcorp Energy I LP / Hilcorp Finance Co.
5.00%, 12/01/24, 144A	172,000	173,290
5.75%, 10/01/25, 144A	178,000	184,283
Jupiter Resources, Inc., 144A
8.50%, 10/01/22	470,000	325,282
Laredo Petroleum, Inc.
5.625%, 1/15/22	320,000	325,507
MEG Energy Corp.
6.375%, 1/30/23, 144A	255,000	234,919
7.00%, 3/31/24, 144A	415,000	375,575
6.50%, 1/15/25, 144A	275,000	270,531
Murphy Oil Corp.
4.00%, 6/01/22	160,000	160,200
4.45%, 12/01/22	256,000	257,280
6.875%, 8/15/24	203,000	218,986
5.75%, 8/15/25	200,000	207,000
Nabors Industries, Inc.
5.00%, 9/15/20	670,000	679,212
4.625%, 9/15/21	320,000	308,000
5.50%, 1/15/23 (a)	60,000	58,350
Newfield Exploration Co.
5.75%, 1/30/22	280,000	300,650
5.625%, 7/01/24	280,000	303,800
5.375%, 1/01/26	425,000	454,750
Noble Holding International Ltd.
7.75%, 1/15/24 (a)	471,000	409,770
7.70%, 4/01/25	150,000	126,937
Oasis Petroleum, Inc.
6.875%, 3/15/22 (a)	455,000	464,669
Parsley Energy LLC / Parsley Finance Corp.
5.375%, 1/15/25, 144A	160,000	162,800
5.25%, 8/15/25, 144A	450,000	454,500
5.625%, 10/15/27, 144A	150,000	153,656
PBF Holding Co. LLC / PBF Finance Corp.
7.00%, 11/15/23	240,000	253,200
7.25%, 6/15/25, 144A	200,000	211,000
PDC Energy, Inc.
6.125%, 9/15/24	250,000	262,344
Precision Drilling Corp.
5.25%, 11/15/24	100,000	94,250
7.125%, 1/15/26, 144A	200,000	202,002
Puma International Financing SA, 144A
5.125%, 10/06/24	200,000	204,472
QEP Resources, Inc.
6.875%, 3/01/21	109,000	118,401
5.375%, 10/01/22	155,000	159,456
5.25%, 5/01/23	330,000	335,775
Range Resources Corp.
5.75%, 6/01/21	120,000	124,800
5.00%, 8/15/22	100,000	100,125
5.00%, 3/15/23	465,000	462,675
4.875%, 5/15/25	315,000	308,700
Rowan Cos., Inc.
4.875%, 6/01/22	310,000	297,501
7.375%, 6/15/25	175,000	176,750

RSP Permian, Inc.
6.625%, 10/01/22	220,000	232,100
5.25%, 1/15/25	150,000	153,750
Sable Permian Resources Land LLC, 144A
13.00%, 11/30/20	250,000	293,125
Sable Permian Resources LLC / AEPB Finance Corp.
7.125%, 11/01/20, 144A	350,000	288,750
7.375%, 11/01/21, 144A	198,000	156,420
Sanchez Energy Corp.
7.75%, 6/15/21	160,000	152,400
6.125%, 1/15/23 (a)	565,000	479,544
Seven Generations Energy Ltd.
6.75%, 5/01/23, 144A	285,000	304,238
6.875%, 6/30/23, 144A	160,000	171,000
5.375%, 9/30/25, 144A	150,000	151,125
SM Energy Co.
6.125%, 11/15/22 (a)	285,000	289,988
5.00%, 1/15/24	213,000	205,013
5.625%, 6/01/25	187,000	180,923
6.75%, 9/15/26 (a)	262,000	266,258
Southwestern Energy Co.
4.10%, 3/15/22	665,000	656,688
6.70%, 1/23/25	120,000	125,100
7.50%, 4/01/26	400,000	428,500
7.75%, 10/01/27	60,000	64,275
Sunoco LP / Sunoco Finance Corp.
6.25%, 4/15/21	155,000	161,200
6.375%, 4/01/23	283,000	300,334
Transocean, Inc.
5.80%, 10/15/22	233,000	232,418
9.00%, 7/15/23, 144A	470,000	509,363
7.50%, 1/15/26, 144A	200,000	206,000
Ultra Resources, Inc.
6.875%, 4/15/22, 144A	210,000	212,783
7.125%, 4/15/25, 144A	165,000	165,619
Whiting Petroleum Corp.
5.00%, 3/15/19	310,000	313,875
5.75%, 3/15/21 (a)	625,000	629,688
6.25%, 4/01/23	105,000	105,525
WPX Energy, Inc.
6.00%, 1/15/22	410,000	424,350
8.25%, 8/01/23	207,000	234,686
5.25%, 9/15/24	190,000	187,625

		31,564,172

Oil & Gas Services - 0.5%
Bristow Group, Inc.
6.25%, 10/15/22	150,000	121,410
SESI LLC
7.125%, 12/15/21	264,000	270,600
7.75%, 9/15/24, 144A	200,000	206,500
Weatherford International Ltd.
9.625%, 3/01/19	250,000	267,500
7.75%, 6/15/21	330,000	337,837
4.50%, 4/15/22 (a)	115,000	104,075
8.25%, 6/15/23	530,000	530,000
9.875%, 2/15/24	145,000	152,794

		1,990,716

Pipelines - 2.8%
Cheniere Corpus Christi Holdings LLC
7.00%, 6/30/24	570,000	649,800
5.875%, 3/31/25	526,000	572,025
5.125%, 6/30/27, 144A	650,000	671,937
Cheniere Energy Partners LP, 144A
5.25%, 10/01/25	500,000	514,375
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp.
6.25%, 4/01/23	368,000	382,720
5.75%, 4/01/25	205,000	211,919
DCP Midstream Operating LP
5.35%, 3/15/20, 144A	371,000	385,840
4.75%, 9/30/21, 144A	200,000	206,500
3.875%, 3/15/23	340,000	340,850
Energy Transfer Equity LP
7.50%, 10/15/20	520,000	579,800
4.25%, 3/15/23	375,000	378,750
5.875%, 1/15/24	461,000	496,727
5.50%, 6/01/27	385,000	403,287
Genesis Energy LP / Genesis Energy Finance Corp.
6.75%, 8/01/22	357,000	370,727
6.00%, 5/15/23	80,000	81,600
6.50%, 10/01/25	225,000	232,312
NGPL PipeCo LLC
4.375%, 8/15/22, 144A	170,000	174,887
4.875%, 8/15/27, 144A	250,000	260,480

NuStar Logistics LP
4.80%, 9/01/20	230,000	234,600
5.625%, 4/28/27	150,000	151,875
Rockies Express Pipeline LLC
6.00%, 1/15/19, 144A	120,000	124,464
5.625%, 4/15/20, 144A	220,000	231,550
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 144A
5.50%, 9/15/24	425,000	443,063
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
4.125%, 11/15/19	200,000	202,000
5.25%, 5/01/23	285,000	292,838
4.25%, 11/15/23	440,000	435,050
6.75%, 3/15/24	320,000	345,200
5.125%, 2/01/25	60,000	61,575
5.375%, 2/01/27	202,000	207,808
5.00%, 1/15/28, 144A	250,000	249,063
Williams Cos., Inc.
3.70%, 1/15/23	400,000	402,000
4.55%, 6/24/24	400,000	416,500

		10,712,122

Financial - 9.0%
Banks - 1.5%
CIT Group, Inc.
3.875%, 2/19/19	260,000	264,706
5.375%, 5/15/20	308,000	327,250
5.00%, 8/15/22	388,000	415,645
5.00%, 8/01/23	265,000	285,855
Intesa Sanpaolo SpA
5.017%, 6/26/24, 144A	850,000	870,227
5.71%, 1/15/26, 144A	450,000	477,507
Royal Bank of Scotland Group PLC
6.125%, 12/15/22	630,000	694,450
6.10%, 6/10/23	500,000	552,448
6.00%, 12/19/23	699,000	774,178
5.125%, 5/28/24	1,080,000	1,148,704

		5,810,970

Diversified Financial Services - 3.6%
Aircastle Ltd.
6.25%, 12/01/19	250,000	266,375
5.125%, 3/15/21	435,000	462,187
5.50%, 2/15/22	230,000	248,687
5.00%, 4/01/23	200,000	212,000
4.125%, 5/01/24	150,000	153,726
Ally Financial, Inc.
8.00%, 12/31/18	150,000	158,250
3.50%, 1/27/19	210,000	212,625
3.75%, 11/18/19	520,000	529,100
8.00%, 3/15/20	140,000	156,450
4.125%, 3/30/20	440,000	454,164
7.50%, 9/15/20	120,000	135,150
4.25%, 4/15/21	70,000	72,712
4.125%, 2/13/22	370,000	382,835
4.625%, 5/19/22	60,000	63,300
5.125%, 9/30/24 (a)	124,000	135,470
4.625%, 3/30/25	160,000	169,800
5.75%, 11/20/25	683,000	751,293
Intelsat Connect Finance SA, 144A
12.50%, 4/01/22	550,000	478,500
Jefferies Finance LLC / JFIN Co-Issuer Corp.
7.375%, 4/01/20, 144A	760,000	783,750
6.875%, 4/15/22, 144A	200,000	204,250
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.
5.25%, 3/15/22, 144A	20,000	20,700
5.25%, 10/01/25, 144A	200,000	200,000
LPL Holdings, Inc., 144A
5.75%, 9/15/25	450,000	464,062
Nationstar Mortgage LLC / Nationstar Capital Corp.
6.50%, 7/01/21	294,000	299,329

Navient Corp.
Series MTN, 5.50%, 1/15/19	405,000	415,935
Series MTN, 4.875%, 6/17/19	190,000	194,750
Series MTN, 8.00%, 3/25/20	560,000	611,800
5.00%, 10/26/20	310,000	316,587
5.875%, 3/25/21	225,000	234,844
6.625%, 7/26/21	290,000	307,400
Series MTN, 7.25%, 1/25/22	230,000	248,688
6.50%, 6/15/22	110,000	115,638
5.50%, 1/25/23	450,000	452,250
7.25%, 9/25/23	445,000	481,713
Series MTN, 6.125%, 3/25/24	385,000	391,738
5.875%, 10/25/24	285,000	287,935
NFP Corp., 144A
6.875%, 7/15/25	325,000	331,500
OneMain Financial Holdings LLC
6.75%, 12/15/19, 144A	200,000	206,625
7.25%, 12/15/21, 144A	257,000	267,139
Quicken Loans, Inc., 144A
5.75%, 5/01/25	360,000	380,250
Springleaf Finance Corp.
5.25%, 12/15/19	150,000	154,875
8.25%, 12/15/20	675,000	748,406
7.75%, 10/01/21	180,000	200,025
6.125%, 5/15/22	200,000	208,500
Walter Investment Management Corp.
7.875%, 12/15/21	234,000	136,890

		13,708,203

Insurance - 0.6%
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, 144A
8.25%, 8/01/23	308,000	323,400
Ardonagh Midco 3 PLC, 144A
8.625%, 7/15/23	232,000	242,992
AssuredPartners, Inc., 144A
7.00%, 8/15/25	225,000	227,250
Genworth Holdings, Inc.
7.625%, 9/24/21	295,000	289,837
4.90%, 8/15/23	230,000	199,525
4.80%, 2/15/24	100,000	86,000
HUB International Ltd., 144A
7.875%, 10/01/21	410,000	426,913
Radian Group, Inc. 4.50%, 10/01/24	250,000	257,575

		2,053,492

Private Equity - 0.1%
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
6.00%, 8/01/20	250,000	257,656

Real Estate - 0.3%
Howard Hughes Corp., 144A
5.375%, 3/15/25	300,000	309,000
Realogy Group LLC / Realogy Co.-Issuer Corp.
5.25%, 12/01/21, 144A	450,000	468,563
4.875%, 6/01/23, 144A	240,000	243,000

		1,020,563

Real Estate Investment Trusts - 2.4%
CyrusOne LP / CyrusOne Finance Corp., 144A
5.00%, 3/15/24	200,000	208,500
Equinix, Inc.
5.375%, 1/01/22	396,000	413,325
5.375%, 4/01/23	195,000	201,981
5.75%, 1/01/25	395,000	425,119
5.875%, 1/15/26	380,000	413,250
5.375%, 5/15/27	340,000	368,696
ESH Hospitality, Inc., 144A
5.25%, 5/01/25	370,000	377,400
Iron Mountain, Inc.
6.00%, 8/15/23	410,000	431,648
5.75%, 8/15/24	695,000	714,981
4.875%, 9/15/27, 144A	347,000	356,543
iStar, Inc.
5.00%, 7/01/19	325,000	328,453
4.625%, 9/15/20	200,000	203,500
5.25%, 9/15/22	150,000	152,063
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc.
5.625%, 5/01/24	735,000	790,125
4.50%, 9/01/26	100,000	101,250

MPT Operating Partnership LP / MPT Finance Corp.
6.375%, 3/01/24	460,000	499,100
5.25%, 8/01/26	320,000	338,800
5.00%, 10/15/27	300,000	313,500
SBA Communications Corp.
4.875%, 7/15/22	430,000	446,125
4.00%, 10/01/22, 144A	100,000	101,000
4.875%, 9/01/24	600,000	622,500
Starwood Property Trust, Inc.
5.00%, 12/15/21	384,000	400,800
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC, 144A
7.125%, 12/15/24	183,000	166,530
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC
6.00%, 4/15/23, 144A	221,000	218,790
8.25%, 10/15/23	589,000	566,912

		9,160,891

Venture Capital - 0.5%
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
4.875%, 3/15/19	425,000	427,125
5.875%, 2/01/22	805,000	826,131
6.25%, 2/01/22	300,000	312,750
6.75%, 2/01/24	130,000	136,988

		1,702,994

Industrial - 8.3%
Aerospace/Defense - 1.2%
Arconic, Inc.
5.72%, 2/23/19	210,000	218,473
6.15%, 8/15/20	270,000	291,640
5.40%, 4/15/21	420,000	449,074
5.87%, 2/23/22	710,000	772,196
5.125%, 10/01/24	330,000	352,894
KLX, Inc., 144A
5.875%, 12/01/22	490,000	513,888
TransDigm, Inc.
5.50%, 10/15/20	100,000	101,125
6.00%, 7/15/22	907,000	937,611
6.50%, 7/15/24	240,000	246,000
6.50%, 5/15/25	399,000	408,217
6.375%, 6/15/26	250,000	254,375
Triumph Group, Inc., 144A
7.75%, 8/15/25	100,000	108,000

		4,653,493

Building Materials - 0.7%
Builders FirstSource, Inc., 144A
5.625%, 9/01/24	295,000	308,644
Griffon Corp.
5.25%, 3/01/22	250,000	256,013
Standard Industries, Inc.
5.125%, 2/15/21, 144A	235,000	242,607
5.50%, 2/15/23, 144A	120,000	126,300
5.375%, 11/15/24, 144A	707,000	747,652
6.00%, 10/15/25, 144A	356,000	385,441
5.00%, 2/15/27, 144A	210,000	218,925
Summit Materials LLC / Summit Materials Finance Corp.
6.125%, 7/15/23	100,000	105,030
USG Corp., 144A
4.875%, 6/01/27	150,000	157,125

		2,547,737

Electrical Components & Equipment - 0.1%
Energizer Holdings, Inc., 144A
5.50%, 6/15/25	150,000	156,000
General Cable Corp.
5.75%, 10/01/22	375,000	385,312

		541,312

Engineering & Construction - 0.4%
AECOM
5.75%, 10/15/22	195,000	204,262
5.875%, 10/15/24	483,000	527,678
5.125%, 3/15/27	250,000	255,450
Brand Industrial Services, Inc., 144A
8.50%, 7/15/25	400,000	425,120
MasTec, Inc.
4.875%, 3/15/23	150,000	153,000

		1,565,510

Environmental Control - 0.4%
Advanced Disposal Services, Inc., 144A
5.625%, 11/15/24	150,000	155,250
Clean Harbors, Inc.
5.25%, 8/01/20	120,000	122,100
5.125%, 6/01/21	500,000	507,500
Core & Main LP, 144A
6.125%, 8/15/25	195,000	199,446
Covanta Holding Corp.
6.375%, 10/01/22	278,000	285,645
5.875%, 3/01/24	100,000	101,250
5.875%, 7/01/25	60,000	60,150
GFL Environmental, Inc., 144A
9.875%, 2/01/21	154,000	163,817

		1,595,158

Hand / Machine Tools - 0.0%
Apex Tool Group LLC, 144A
7.00%, 2/01/21	150,000	142,875

Machinery-Construction & Mining - 0.3%
BlueLine Rental Finance Corp. / BlueLine Rental LLC, 144A
9.25%, 3/15/24	435,000	471,975
Terex Corp., 144A
5.625%, 2/01/25	200,000	211,375
Vertiv Group Corp., 144A
9.25%, 10/15/24	335,000	365,569

		1,048,919

Machinery-Diversified - 0.3%
Cloud Crane LLC, 144A
10.125%, 8/01/24	325,000	367,250
CNH Industrial NV
4.50%, 8/15/23	120,000	126,450
Series MTN, 3.85%, 11/15/27	300,000	298,605
Welbilt, Inc.
9.50%, 2/15/24	200,000	228,500

		1,020,805

Metal Fabricate/Hardware - 0.3%
Novelis Corp.
6.25%, 8/15/24, 144A	635,000	669,925
5.875%, 9/30/26, 144A	350,000	363,563

		1,033,488

Miscellaneous Manufacturing - 1.1%
Amsted Industries, Inc., 144A
5.00%, 3/15/22	325,000	335,156
Bombardier, Inc.
7.75%, 3/15/20, 144A	510,000	551,229
8.75%, 12/01/21, 144A	755,000	839,001
5.75%, 3/15/22, 144A	85,000	84,150
6.00%, 10/15/22, 144A	240,000	236,100
6.125%, 1/15/23, 144A	370,000	366,004
7.50%, 12/01/24, 144A	350,000	353,815
7.50%, 3/15/25, 144A	730,000	737,300
Gates Global LLC / Gates Global Co., 144A
6.00%, 7/15/22	592,000	608,458

		4,111,213

Packaging & Containers - 2.7%
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.
6.00%, 6/30/21, 144A	350,000	360,937
4.625%, 5/15/23, 144A	350,000	360,500
7.25%, 5/15/24, 144A	760,000	835,050
6.00%, 2/15/25, 144A	760,000	809,476
Ball Corp.
4.375%, 12/15/20	250,000	260,937
5.00%, 3/15/22	260,000	280,150
4.00%, 11/15/23	227,000	234,094
5.25%, 7/01/25	705,000	774,619
Berry Global, Inc.
6.00%, 10/15/22	530,000	561,137
5.125%, 7/15/23	270,000	283,837
BWAY Holding Co.
5.50%, 4/15/24, 144A	820,000	856,900
7.25%, 4/15/25, 144A	295,000	306,431
Coveris Holdings SA, 144A
7.875%, 11/01/19	375,000	377,813
Crown Americas LLC / Crown Americas Capital Corp. IV
4.50%, 1/15/23	358,000	374,719

Flex Acquisition Co., Inc., 144A
6.875%, 1/15/25	207,000	213,598
Multi-Color Corp., 144A
4.875%, 11/01/25	200,000	202,000
Owens-Brockway Glass Container, Inc.
5.00%, 1/15/22, 144A	365,000	384,163
5.875%, 8/15/23, 144A	133,000	144,388
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu
5.75%, 10/15/20	650,000	661,781
6.875%, 2/15/21	155,552	158,955
5.125%, 7/15/23, 144A	650,000	675,188
7.00%, 7/15/24, 144A	270,000	290,196
Sealed Air Corp.
4.875%, 12/01/22, 144A	370,000	394,050
5.25%, 4/01/23, 144A	304,000	327,560
5.125%, 12/01/24, 144A	130,000	140,075
5.50%, 9/15/25, 144A	60,000	65,850

		10,334,404

Transportation - 0.3%
Hornbeck Offshore Services, Inc.
5.00%, 3/01/21	150,000	80,625
XPO Logistics, Inc.
6.50%, 6/15/22, 144A	690,000	723,637
6.125%, 9/01/23, 144A	230,000	243,800

		1,048,062

Trucking & Leasing - 0.5%
Park Aerospace Holdings Ltd.
5.25%, 8/15/22, 144A	1,030,000	1,057,038
4.50%, 3/15/23, 144A	400,000	389,000
5.50%, 2/15/24, 144A	260,000	266,825

		1,712,863

Technology - 5.9%
Computers - 1.8%
Dell International LLC / EMC Corp.
5.875%, 6/15/21, 144A	508,000	529,592
7.125%, 6/15/24, 144A	520,000	565,471
Dell, Inc.
5.875%, 6/15/19	120,000	124,950
4.625%, 4/01/21	490,000	507,762
EMC Corp.
2.65%, 6/01/20	734,000	726,226
3.375%, 6/01/23	275,000	265,563
Exela Intermediate LLC / Exela Finance, Inc., 144A
10.00%, 7/15/23	335,000	316,156
Harland Clarke Holdings Corp.
9.25%, 3/01/21, 144A	398,000	403,970
8.375%, 8/15/22, 144A	200,000	209,000
Leidos Holdings, Inc.
4.45%, 12/01/20	325,000	339,794
NCR Corp.
5.00%, 7/15/22	455,000	464,100
6.375%, 12/15/23	215,000	227,094
Riverbed Technology, Inc., 144A
8.875%, 3/01/23	175,000	165,375
Sungard Availability Services Capital, Inc., 144A
8.75%, 4/01/22	250,000	171,250
West Corp., 144A
8.50%, 10/15/25	300,000	294,375
Western Digital Corp.
10.50%, 4/01/24	1,114,000	1,296,696

		6,607,374

Office/Business Equipment - 0.2%
CDW LLC / CDW Finance Corp.
5.00%, 9/01/23	20,000	20,950
5.50%, 12/01/24	355,000	388,725
5.00%, 9/01/25	250,000	262,500

		672,175

Semiconductors - 1.0%
Amkor Technology, Inc.
6.375%, 10/01/22	264,000	273,240
Micron Technology, Inc.
5.25%, 1/15/24, 144A	465,000	487,087
5.50%, 2/01/25	185,000	196,562
NXP BV / NXP Funding LLC
4.125%, 6/01/21, 144A	875,000	901,793
4.625%, 6/15/22, 144A	250,000	263,750
3.875%, 9/01/22, 144A	415,000	423,819

Qorvo, Inc.

6.75%, 12/01/23	355,000	384,909
7.00%, 12/01/25	280,000	319,200
Sensata Technologies BV
4.875%, 10/15/23, 144A	295,000	309,160
5.00%, 10/01/25, 144A	140,000	150,150
STATS ChipPAC Pte Ltd., 144A
8.50%, 11/24/20	125,000	134,688

		3,844,358

Software - 2.9%
BMC Software Finance, Inc., 144A
8.125%, 7/15/21	795,000	808,666
CDK Global, Inc.
5.00%, 10/15/24	118,000	123,594
4.875%, 6/01/27, 144A	300,000	309,750
Change Healthcare Holdings LLC / Change Healthcare Finance, Inc., 144A
5.75%, 3/01/25	300,000	304,875
First Data Corp.
5.375%, 8/15/23, 144A	300,000	312,000
7.00%, 12/01/23, 144A	1,140,000	1,211,250
5.00%, 1/15/24, 144A	750,000	779,062
5.75%, 1/15/24, 144A	870,000	905,887
Infor US, Inc.
5.75%, 8/15/20, 144A	150,000	154,453
6.50%, 5/15/22	680,000	703,800
Informatica LLC, 144A
7.125%, 7/15/23	300,000	307,500
MSCI, Inc.
5.25%, 11/15/24, 144A	135,000	143,438
5.75%, 8/15/25, 144A	330,000	357,225
4.75%, 8/01/26, 144A	320,000	339,136
Nuance Communications, Inc.
5.375%, 8/15/20, 144A	260,000	264,290
5.625%, 12/15/26, 144A	295,000	310,488
Open Text Corp.
5.625%, 1/15/23, 144A	465,000	487,376
5.875%, 6/01/26, 144A	360,000	391,500
Quintiles IMS, Inc.
4.875%, 5/15/23, 144A	255,000	265,200
5.00%, 10/15/26, 144A	250,000	262,500
Rackspace Hosting, Inc., 144A
8.625%, 11/15/24 (a)	445,000	478,375
Solera LLC / Solera Finance, Inc., 144A
10.50%, 3/01/24	888,000	1,003,440
SS&C Technologies Holdings, Inc.
5.875%, 7/15/23	259,000	275,188
Veritas US, Inc. / Veritas Bermuda Ltd.
7.50%, 2/01/23, 144A	200,000	210,500
10.50%, 2/01/24, 144A	350,000	368,375

		11,077,868

Utilities - 3.1%
Electric - 2.7%
AES Corp.
7.375%, 7/01/21	310,000	350,300
4.875%, 5/15/23	375,000	384,720
5.50%, 3/15/24	215,000	226,287
5.50%, 4/15/25	150,000	158,812
5.125%, 9/01/27	450,000	465,750
Calpine Corp.
6.00%, 1/15/22, 144A	100,000	103,375
5.375%, 1/15/23 (a)	405,000	405,000
5.875%, 1/15/24, 144A	120,000	124,200
5.50%, 2/01/24	385,000	373,450
5.75%, 1/15/25	300,000	290,250
5.25%, 6/01/26, 144A	475,000	482,719
DPL, Inc.
7.25%, 10/15/21	270,000	300,038
Dynegy, Inc.
7.375%, 11/01/22	420,000	449,925
5.875%, 6/01/23	284,000	294,650
7.625%, 11/01/24	835,000	913,281
8.00%, 1/15/25, 144A	430,000	475,150
8.125%, 1/30/26, 144A	150,000	167,063
InterGen NV, 144A
7.00%, 6/30/23	400,000	389,000
IPALCO Enterprises, Inc.
3.45%, 7/15/20	325,000	331,094
NextEra Energy Operating Partners LP
4.25%, 9/15/24, 144A	120,000	121,500
4.50%, 9/15/27, 144A	200,000	200,500

NRG Energy, Inc.
6.25%, 7/15/22	220,000	230,175
6.625%, 3/15/23	560,000	582,176
6.25%, 5/01/24	300,000	318,750
7.25%, 5/15/26	400,000	441,000
6.625%, 1/15/27	450,000	487,125
NRG Yield Operating LLC
5.375%, 8/15/24	300,000	312,750
Talen Energy Supply LLC
4.60%, 12/15/21 (a)	165,000	154,275
9.50%, 7/15/22, 144A (a)	330,000	344,850
6.50%, 6/01/25	200,000	170,000

		10,048,165

Gas - 0.4%
AmeriGas Partners LP / AmeriGas Finance Corp.
5.625%, 5/20/24	220,000	231,000
5.50%, 5/20/25	210,000	213,937
5.875%, 8/20/26	140,000	145,950
5.75%, 5/20/27	386,000	391,790
NGL Energy Partners LP / NGL Energy Finance Corp.
7.50%, 11/01/23	390,000	402,675
6.125%, 3/01/25	150,000	146,250

		1,531,602

TOTAL CORPORATE BONDS (Cost $367,659,544)		367,361,119

	Number of Shares
SECURITIES LENDING COLLATERAL - 4.3%
Deutsche Government & Agency Securities Portfolio “Deutsche Government Cash Institutional Shares”, 1.00% (b)(c)
(Cost $16,259,074)	16,259,074	16,259,074

TOTAL INVESTMENTS - 102.0% (Cost $383,918,618)		$383,620,193
Other assets and liabilities, net - (2.0%)		(7,528,402)

NET ASSETS - 100.0%		$376,091,791

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

(a)	All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2017 amounted to $15,687,605, which is 4.2% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

MTN:	Medium Term Note
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2017 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds (d)	$—	$367,361,119	$—	$367,361,119
Short-Term Investments	16,259,074	—	—	16,259,074

TOTAL	$16,259,074	$367,361,119	$—	$383,620,193

(d)	See Schedule of Investments for additional detailed categorizations.

There have been no transfers between fair value measurement levels during the period ended November 30, 2017.

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications of principal executive and principal financial officers pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	DBX ETF Trust

By (Signature and Title)*	/s/ Freddi Klassen
Freddi Klassen
President and Chief Executive Officer

Date	1/25/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Freddi Klassen
Freddi Klassen
President and Chief Executive Officer

Date	1/25/2018

By (Signature and Title)*	/s/ Michael Gilligan
Michael Gilligan
Treasurer, Chief Financial Officer and Controller

Date	1/25/2018

*	Print the name and title of each signing officer under his or her signature.